Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
AAR Corp.
(a)
...................... 36,158 $ 1,623,494
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 74,516 4,167,680
AeroVironment, Inc.
(a)
................ 28,347 2,428,204
Air Industries Group
(a)
................ 924 3,927
Archer Aviation, Inc., Class A
(a)(b)
......... 167,107 312,490
Astra Space, Inc., Class A
(a)(b)
........... 157,094 68,147
Astrotech Corp.
(a)
................... 48 479
Axon Enterprise, Inc.
(a)
............... 69,658 11,558,352
Boeing Co. (The)
(a)
.................. 576,795 109,873,680
BWX Technologies, Inc. .............. 93,855 5,451,098
Byrna Technologies, Inc.
(a)(b)
............ 35,451 277,936
Cadre Holdings, Inc. ................. 15,677 315,735
Curtiss-Wright Corp. ................. 39,417 6,582,245
Ducommun, Inc.
(a)
.................. 9,418 470,523
General Dynamics Corp. .............. 231,072 57,331,274
HEICO Corp. ..................... 43,127 6,626,032
HEICO Corp., Class A ................ 74,844 8,970,054
Hexcel Corp.
(b)
..................... 92,667 5,453,453
Howmet Aerospace, Inc. .............. 381,538 15,036,413
Huntington Ingalls Industries, Inc. ........ 41,043 9,467,799
Kaman Corp. ..................... 27,634 616,238
Kratos Defense & Security Solutions, Inc.
(a)
. 128,085 1,321,837
L3Harris Technologies, Inc. ............ 196,028 40,814,990
Lockheed Martin Corp. ............... 240,164 116,837,384
Maxar Technologies, Inc. .............. 70,190 3,631,631
Mercury Systems, Inc.
(a)(b)
............. 55,282 2,473,317
Momentus, Inc., Class A
(a)(b)
............ 94,626 73,799
Moog, Inc., Class A ................. 29,608 2,598,398
National Presto Industries, Inc. .......... 8,369 572,942
Northrop Grumman Corp. ............. 149,239 81,426,291
Parsons Corp.
(a)
.................... 39,454 1,824,747
Raytheon Technologies Corp. .......... 1,513,732 152,765,833
Rocket Lab USA, Inc.
(a)(b)
.............. 263,283 992,577
SIFCO Industries, Inc.
(a)
.............. 614 1,326
Spirit AeroSystems Holdings, Inc., Class A .. 109,088 3,229,005
Textron, Inc. ...................... 220,252 15,593,842
TransDigm Group, Inc. ............... 53,542 33,712,720
Triumph Group, Inc.
(a)
................ 86,572 910,737
V2X, Inc.
(a)
....................... 9,435 389,571
Virgin Galactic Holdings, Inc.
(a)(b)
......... 188,293 655,260
VirTra, Inc.
(a)(b)
..................... 8,045 37,651
Woodward, Inc. .................... 64,510 6,232,311
712,731,422
Air Freight & Logistics — 0.6%
Air T, Inc.
(a)(b)
...................... 379 9,509
Air Transport Services Group, Inc.
(a)
...... 57,964 1,505,905
Atlas Air Worldwide Holdings, Inc.
(a)(b)
..... 27,269 2,748,715
CH Robinson Worldwide, Inc.
(b)
......... 121,244 11,101,101
Expeditors International of Washington, Inc.
(b)
165,017 17,148,567
FedEx Corp. ...................... 244,867 42,410,964
Forward Air Corp. .................. 28,418 2,980,764
GXO Logistics, Inc.
(a)
................ 123,870 5,288,010
Hub Group, Inc., Class A
(a)
............. 35,610 2,830,639
United Parcel Service, Inc., Class B ...... 751,432 130,628,939
216,653,113
Airlines — 0.2%
Alaska Air Group, Inc.
(a)
............... 129,361 5,554,761
Allegiant Travel Co.
(a)
................ 16,816 1,143,320
American Airlines Group, Inc.
(a)
.......... 664,555 8,453,139
Blade Air Mobility, Inc., Class A
(a)(b)
....... 80,266 287,352
Delta Air Lines, Inc.
(a)
................ 657,608 21,608,999
Frontier Group Holdings, Inc.
(a)
.......... 47,898 491,912
Security
Shares
Shares Value
Airlines (continued)
Hawaiian Holdings, Inc.
(a)(b)
............ 55,689 $ 571,369
JetBlue Airways Corp.
(a)(b)
............. 311,954 2,021,462
Joby Aviation, Inc., Class A
(a)(b)
.......... 270,459 906,038
SkyWest, Inc.
(a)
.................... 56,027 925,006
Southwest Airlines Co.
(a)
.............. 612,007 20,606,276
Spirit Airlines, Inc. .................. 112,265 2,186,922
Sun Country Airlines Holdings, Inc.
(a)
...... 24,366 386,445
United Airlines Holdings, Inc.
(a)
.......... 336,580 12,689,066
Wheels Up Experience, Inc., Class A
(a)(b)
... 179,722 185,114
78,017,181
Auto Components — 0.2%
Adient plc
(a)
....................... 97,557 3,384,252
American Axle & Manufacturing Holdings, Inc.
(a)
109,829 858,863
Aptiv plc
(a)
........................ 278,271 25,915,378
Autoliv, Inc. ....................... 83,958 6,429,504
BorgWarner, Inc. ................... 241,201 9,708,340
Cooper-Standard Holdings, Inc.
(a)(b)
....... 16,220 146,953
Dana, Inc. ........................ 154,866 2,343,123
Dorman Products, Inc.
(a)
.............. 28,144 2,276,005
Fox Factory Holding Corp.
(a)
............ 45,939 4,191,015
Gentex Corp. ..................... 241,469 6,584,860
Gentherm, Inc.
(a)(b)
.................. 34,157 2,230,111
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 301,701 3,062,265
Holley, Inc.
(a)(b)
..................... 74,579 158,108
Horizon Global Corp.
(a)(b)
.............. 47,532 18,480
LCI Industries ..................... 27,327 2,526,381
Lear Corp. ....................... 62,532 7,755,219
Luminar Technologies, Inc., Class A
(a)(b)
.... 283,438 1,403,018
Mobileye Global, Inc., Class A
(a)
......... 47,806 1,676,078
Modine Manufacturing Co.
(a)
........... 73,008 1,449,939
Motorcar Parts of America, Inc.
(a)
........ 35,848 425,157
Patrick Industries, Inc.
(b)
.............. 26,520 1,607,112
QuantumScape Corp., Class A
(a)(b)
....... 272,006 1,542,274
Solid Power, Inc., Class A
(a)(b)
........... 112,582 285,958
Spruce Power Holding Corp., Class A
(a)(b)
... 95,584 87,851
Standard Motor Products, Inc. .......... 25,706 894,569
Stoneridge, Inc.
(a)(b)
.................. 27,546 593,892
Superior Industries International, Inc.
(a)
.... 72,936 307,790
Unique Fabricating, Inc.
(a)(b)
............ 714 394
Visteon Corp.
(a)
.................... 28,964 3,789,360
XPEL, Inc.
(a)(c)
..................... 23,206 1,393,752
93,046,001
Automobiles — 1.2%
Arcimoto, Inc.
(a)(b)
................... 1,746 5,762
Canoo, Inc., Class A
(a)(b)
.............. 162,712 200,136
Faraday Future Intelligent Electric, Inc.
(a)(b)
.. 684 198
Fisker, Inc., Class A
(a)(b)
............... 158,178 1,149,954
Ford Motor Co. .................... 4,073,055 47,369,630
General Motors Co. ................. 1,463,022 49,216,060
Harley-Davidson, Inc.
(b)
............... 134,902 5,611,923
Lordstown Motors Corp., Class A
(a)(b)
...... 252,911 288,318
Lucid Group, Inc.
(a)(b)
................. 618,796 4,226,377
Mullen Automotive, Inc.
(a)(b)
............ 684 196
Rivian Automotive, Inc., Class A
(a)(b)
....... 564,732 10,408,011
Tesla, Inc.
(a)
....................... 2,763,512 340,409,408
Thor Industries, Inc. ................. 57,377 4,331,390
Winnebago Industries, Inc.
(b)
........... 31,412 1,655,412
Workhorse Group, Inc.
(a)(b)
............. 133,320 202,646
465,075,421
Banks — 4.2%
1st Source Corp. ................... 17,892 949,886
Affinity Bancshares, Inc.
(a)
............. 2,365 35,711

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Amalgamated Financial Corp. .......... 18,207 $ 419,489
Amerant Bancorp, Inc., Class A ......... 29,897 802,435
American National Bankshares, Inc. ...... 19,459 718,621
Ameris Bancorp .................... 45,805 2,159,248
Arrow Financial Corp. ................ 18,185 616,471
Associated Banc-Corp. ............... 153,707 3,549,095
Atlantic Union Bankshares Corp. ........ 77,935 2,738,636
Auburn National BanCorp, Inc. .......... 595 13,789
Banc of California, Inc. ............... 59,743 951,706
BancFirst Corp. .................... 18,963 1,672,157
Bancorp, Inc. (The)
(a)
................ 33,568 952,660
Bank First Corp. ................... 9,248 858,399
Bank of America Corp. ............... 7,186,639 238,021,484
Bank of Hawaii Corp. ................ 41,266 3,200,591
Bank of Marin Bancorp ............... 21,454 705,408
Bank of Princeton (The) .............. 18,372 582,760
Bank of South Carolina Corp. ........... 960 15,744
Bank of the James Financial Group, Inc. ... 852 10,497
Bank OZK ....................... 120,255 4,817,415
BankFinancial Corp. ................. 8,403 88,484
BankUnited, Inc. ................... 56,308 1,912,783
Bankwell Financial Group, Inc. .......... 9,513 279,968
Banner Corp. ..................... 19,279 1,218,433
Bar Harbor Bankshares .............. 17,782 569,735
BayCom Corp. .................... 26,823 509,101
BCB Bancorp, Inc. .................. 11,709 210,645
Berkshire Hills Bancorp, Inc. ........... 41,358 1,236,604
Blue Ridge Bankshares, Inc. ........... 51,183 639,276
BOK Financial Corp. ................. 30,245 3,139,129
Brookline Bancorp, Inc. ............... 34,474 487,807
Business First Bancshares, Inc. ......... 25,371 561,714
Byline Bancorp, Inc. ................. 29,430 676,007
C&F Financial Corp. ................. 15,014 874,866
Cadence Bank .................... 126,467 3,118,676
Cambridge Bancorp ................. 8,186 679,929
Camden National Corp. .............. 26,587 1,108,412
Capital City Bank Group, Inc. ........... 15,714 510,705
Capstar Financial Holdings, Inc. ......... 37,132 655,751
Carter Bankshares, Inc.
(a)
............. 24,744 410,503
Cathay General Bancorp .............. 76,870 3,135,527
CB Financial Services, Inc. ............ 34,356 736,249
Citigroup, Inc. ..................... 1,991,015 90,053,608
Citizens & Northern Corp. ............. 11,242 256,992
Citizens Community Bancorp, Inc. ....... 799 9,612
Citizens Financial Group, Inc. .......... 507,954 19,998,149
Citizens Holding Co. ................. 828 11,344
City Holding Co. ................... 12,074 1,123,969
Civista Bancshares, Inc. .............. 11,304 248,801
CNB Financial Corp. ................. 20,365 484,483
Coastal Financial Corp.
(a)(b)
............ 10,560 501,811
Codorus Valley Bancorp, Inc. ........... 11,775 280,245
Colony Bankcorp, Inc. ............... 67,722 859,392
Columbia Banking System, Inc. ......... 54,505 1,642,236
Comerica, Inc. ..................... 135,584 9,063,790
Commerce Bancshares, Inc. ........... 117,566 8,002,718
Community Bank System, Inc. .......... 43,616 2,745,627
Community Trust Bancorp, Inc. ......... 18,231 837,350
Community West Bancshares .......... 8,595 128,667
ConnectOne Bancorp, Inc.
(b)
........... 35,019 847,810
CrossFirst Bankshares, Inc.
(a)(b)
......... 72,146 895,332
Cullen/Frost Bankers, Inc. ............. 66,189 8,849,469
Customers Bancorp, Inc.
(a)
............. 20,514 581,367
CVB Financial Corp. ................. 110,929 2,856,422
Dime Community Bancshares, Inc. ....... 43,314 1,378,685
Eagle Bancorp Montana, Inc. ........... 44,614 720,962
Security
Shares
Shares Value
Banks (continued)
Eagle Bancorp, Inc. ................. 22,012 $ 970,069
East West Bancorp, Inc. .............. 147,377 9,712,144
Eastern Bankshares, Inc. ............. 165,890 2,861,602
Emclaire Financial Corp.
(b)
............. 22,981 726,200
Enterprise Financial Services Corp. ...... 38,103 1,865,523
Equity Bancshares, Inc., Class A
(b)
....... 16,313 532,946
Esquire Financial Holdings, Inc. ......... 22,141 957,820
Evans Bancorp, Inc. ................. 23,322 872,010
Farmers & Merchants Bancorp, Inc. ...... 20,334 552,678
Farmers National Banc Corp. ........... 37,171 524,855
FB Financial Corp. .................. 35,464 1,281,669
Fidelity D&D Bancorp, Inc. ............. 8,712 410,684
Fifth Third Bancorp ................. 719,309 23,600,528
Financial Institutions, Inc. ............. 12,697 309,299
First Bancorp ..................... 19,222 823,470
First BanCorp ..................... 133,225 1,694,622
First Bancshares, Inc. (The)
(b)
.......... 30,999 992,278
First Busey Corp. ................... 52,861 1,306,724
First Business Financial Services, Inc. ..... 10,118 369,813
First Capital, Inc. ................... 978 24,352
First Citizens BancShares, Inc., Class A
(b)
.. 12,255 9,293,702
First Commonwealth Financial Corp. ...... 43,678 610,182
First Community Bankshares, Inc. ....... 17,861 605,488
First Financial Bancorp ............... 65,509 1,587,283
First Financial Bankshares, Inc. ......... 133,831 4,603,786
First Financial Corp. ................. 10,530 485,222
First Foundation, Inc. ................ 65,197 934,273
First Hawaiian, Inc. ................. 136,773 3,561,569
First Horizon Corp. .................. 552,128 13,527,136
First Internet Bancorp
(b)
............... 22,612 549,019
First Interstate BancSystem, Inc., Class A .. 91,368 3,531,373
First Merchants Corp.
(b)
............... 61,310 2,520,454
First Mid Bancshares, Inc. ............. 25,433 815,891
First National Corp. ................. 3,235 55,416
First of Long Island Corp. (The) ......... 26,781 482,058
First Republic Bank ................. 189,801 23,134,844
First Savings Financial Group, Inc. ....... 31,791 635,820
First US Bancshares, Inc. ............. 8,513 74,063
First Western Financial, Inc.
(a)
.......... 25,799 726,242
Flushing Financial Corp. .............. 27,666 536,167
FNB Corp. ....................... 360,898 4,709,719
Franklin Financial Services Corp. ........ 26,819 968,166
Fulton Financial Corp. ................ 171,776 2,890,990
German American Bancorp, Inc. ......... 28,585 1,066,220
Glacier Bancorp, Inc.
(b)
............... 112,470 5,558,267
Glen Burnie Bancorp ................ 598 4,784
Great Southern Bancorp, Inc. ........... 9,306 553,614
Hancock Whitney Corp. .............. 84,499 4,088,907
HarborOne Bancorp, Inc. ............. 67,224 934,414
Hawthorn Bancshares, Inc. ............ 9,789 213,107
Heartland Financial USA, Inc. .......... 46,569 2,171,047
Heritage Commerce Corp. ............. 74,895 973,635
Heritage Financial Corp. .............. 21,867 670,005
Hilltop Holdings, Inc. ................. 45,073 1,352,641
Home BancShares, Inc. .............. 193,916 4,419,346
HomeTrust Bancshares, Inc. ........... 18,218 440,329
Hope Bancorp, Inc. ................. 84,149 1,077,949
Horizon Bancorp, Inc. ................ 40,450 609,986
Huntington Bancshares, Inc. ........... 1,485,711 20,948,525
Independent Bank Corp. .............. 58,186 3,561,153
Independent Bank Group, Inc.
(b)
......... 36,428 2,188,594
International Bancshares Corp. ......... 54,350 2,487,056
John Marshall Bancorp, Inc. ........... 25,271 727,299
JPMorgan Chase & Co. .............. 3,020,151 405,002,249
KeyCorp ......................... 959,909 16,721,615

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Lakeland Bancorp, Inc. ............... 66,878 $ 1,177,722
Lakeland Financial Corp.
(b)
............ 24,660 1,799,440
Landmark Bancorp, Inc. .............. 904 20,458
Limestone Bancorp, Inc. .............. 457 11,160
Live Oak Bancshares, Inc.
(b)
............ 36,841 1,112,598
M&T Bank Corp. ................... 180,159 26,133,865
Macatawa Bank Corp. ............... 30,675 338,345
Malvern Bancorp, Inc.
(a)(b)
............. 8,562 151,975
Mercantile Bank Corp. ............... 17,928 600,229
Meridian Corp. .................... 27,687 838,639
Metropolitan Bank Holding Corp.
(a)(b)
...... 11,690 685,852
Mid Penn Bancorp, Inc. ............... 13,309 398,871
Midland States Bancorp, Inc. ........... 25,407 676,334
MidWestOne Financial Group, Inc. ....... 16,163 513,175
MVB Financial Corp.
(b)
............... 10,349 227,885
National Bank Holdings Corp., Class A .... 37,993 1,598,365
National Bankshares, Inc. ............. 9,883 398,285
NBT Bancorp, Inc. .................. 36,179 1,570,892
Nicolet Bankshares, Inc.
(a)(b)
............ 14,128 1,127,273
Northeast Bank .................... 22,388 942,535
Northrim BanCorp, Inc. ............... 9,474 516,996
Northwest Bancshares, Inc. ............ 93,733 1,310,387
Norwood Financial Corp. .............. 29,081 972,469
Oak Valley Bancorp ................. 8,565 193,997
OceanFirst Financial Corp. ............ 61,049 1,297,291
OFG Bancorp ..................... 34,848 960,411
Ohio Valley Banc Corp. ............... 29,776 786,682
Old National Bancorp ................ 299,848 5,391,267
Old Point Financial Corp. ............. 28,941 780,249
Old Second Bancorp, Inc. ............. 42,608 683,432
Origin Bancorp, Inc. ................. 36,750 1,348,725
Orrstown Financial Services, Inc. ........ 12,291 284,660
Pacific Premier Bancorp, Inc. ........... 80,724 2,547,649
PacWest Bancorp .................. 121,401 2,786,153
Park National Corp. ................. 14,886 2,095,204
Pathfinder Bancorp, Inc. .............. 713 13,647
Pathward Financial, Inc. .............. 27,164 1,169,410
Patriot National Bancorp, Inc.
(a)
......... 59 625
PCB Bancorp ..................... 39,539 699,445
PCSB Financial Corp.
(b)
.............. 28,508 542,792
Peapack-Gladstone Financial Corp. ...... 13,936 518,698
Penns Woods Bancorp, Inc. ............ 11,325 301,471
Peoples Bancorp of North Carolina, Inc. ... 33,294 1,084,053
Peoples Bancorp, Inc. ............... 27,160 767,270
Peoples Financial Services Corp.
(b)
....... 8,614 446,550
Pinnacle Financial Partners, Inc. ......... 82,288 6,039,939
Plumas Bancorp ................... 8,402 311,294
PNC Financial Services Group, Inc. (The) .. 415,398 65,607,960
Popular, Inc. ...................... 74,896 4,967,103
Premier Financial Corp. .............. 36,261 977,959
Primis Financial Corp. ................ 20,405 241,799
Professional Holding Corp., Class A
(a)
..... 35,403 982,079
Prosperity Bancshares, Inc. ............ 95,542 6,943,993
QCR Holdings, Inc. ................. 24,647 1,223,477
RBB Bancorp ..................... 28,010 584,008
Red River Bancshares, Inc. ............ 14,341 732,251
Regions Financial Corp. .............. 967,793 20,865,617
Renasant Corp.
(b)
................... 43,757 1,644,826
Republic First Bancorp, Inc.
(a)(b)
......... 32,716 70,339
S&T Bancorp, Inc. .................. 19,099 652,804
Salisbury Bancorp, Inc. ............... 32,060 1,006,684
Sandy Spring Bancorp, Inc. ............ 43,944 1,548,147
Seacoast Banking Corp. of Florida ....... 56,925 1,775,491
ServisFirst Bancshares, Inc. ........... 49,369 3,402,018
Shore Bancshares, Inc. ............... 21,220 369,865
Security
Shares
Shares Value
Banks (continued)
Signature Bank .................... 67,224 $ 7,745,549
Silvergate Capital Corp., Class A
(a)(b)
...... 39,632 689,597
Simmons First National Corp., Class A .... 111,564 2,407,551
SmartFinancial, Inc. ................. 17,312 476,080
Sound Financial Bancorp, Inc. .......... 15,985 647,073
South Plains Financial, Inc. ............ 35,647 981,362
Southern First Bancshares, Inc.
(a)
........ 8,511 389,378
Southside Bancshares, Inc. ............ 22,706 817,189
SouthState Corp. ................... 77,007 5,880,255
Stellar Bancorp, Inc. ................. 40,812 1,202,322
Stock Yards Bancorp, Inc.
(b)
............ 30,100 1,955,898
Summit State Bank ................. 954 15,073
SVB Financial Group
(a)
............... 61,450 14,142,103
Synovus Financial Corp. .............. 157,670 5,920,508
Texas Capital Bancshares, Inc.
(a)
........ 56,450 3,404,499
Tompkins Financial Corp. ............. 12,627 979,603
Towne Bank ...................... 79,012 2,436,730
TriCo Bancshares .................. 36,733 1,873,016
Triumph Financial, Inc.
(a)(b)
............. 21,917 1,071,084
Truist Financial Corp. ................ 1,366,240 58,789,307
Trustmark Corp.
(b)
.................. 60,524 2,112,893
UMB Financial Corp. ................ 45,527 3,802,415
Umpqua Holdings Corp. .............. 224,044 3,999,185
Union Bankshares, Inc. ............... 808 18,915
United Bancorp, Inc. ................. 8,418 124,418
United Bankshares, Inc. .............. 137,151 5,553,244
United Community Banks, Inc. .......... 95,674 3,233,781
Univest Financial Corp. ............... 32,790 856,803
US Bancorp ...................... 1,392,342 60,720,035
Valley National Bancorp .............. 440,992 4,987,620
Veritex Holdings, Inc. ................ 32,479 912,010
Village Bank and Trust Financial Corp.
(b)
... 113 6,133
Virginia National Bankshares Corp. ....... 25,507 935,087
Washington Federal, Inc. .............. 67,407 2,261,505
Washington Trust Bancorp, Inc. ......... 17,755 837,681
Webster Financial Corp. .............. 179,242 8,485,316
Wells Fargo & Co. .................. 3,926,709 162,133,815
WesBanco, Inc. .................... 65,044 2,405,327
Westamerica BanCorp ............... 18,425 1,087,259
Western Alliance Bancorp ............. 112,716 6,713,365
Wintrust Financial Corp. .............. 62,534 5,285,374
Zions Bancorp NA .................. 159,142 7,823,421
1,625,821,101
Beverages — 1.7%
Alkaline Water Co., Inc. (The)
(a)(b)
........ 195,948 34,232
Boston Beer Co., Inc. (The), Class A, NVS
(a)
. 9,427 3,106,385
Brown-Forman Corp., Class A .......... 56,350 3,705,576
Brown-Forman Corp., Class B, NVS ...... 192,034 12,612,793
Celsius Holdings, Inc.
(a)(b)
.............. 43,385 4,513,775
Coca-Cola Co. (The) ................ 4,007,291 254,903,781
Coca-Cola Consolidated, Inc. ........... 5,275 2,702,699
Constellation Brands, Inc., Class A ....... 167,135 38,733,536
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 37,270 617,564
Eastside Distilling, Inc.
(a)(b)
............. 8,634 2,130
Keurig Dr Pepper, Inc. ............... 875,094 31,205,852
MGP Ingredients, Inc.
(b)
............... 15,825 1,683,464
Molson Coors Beverage Co., Class B
(b)
.... 193,833 9,986,276
Monster Beverage Corp.
(a)
............. 392,301 39,830,321
National Beverage Corp.
(a)
............. 24,010 1,117,185
PepsiCo, Inc. ..................... 1,418,458 256,258,622
Reed's, Inc.
(a)
..................... 9,428 658
Vita Coco Co., Inc. (The)
(a)
............. 24,625 340,318

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages (continued)
Willamette Valley Vineyards, Inc.
(a)
....... 794 $ 4,756
661,359,923
Biotechnology — 3.0%
2seventy bio, Inc.
(a)
................. 31,026 290,714
4D Molecular Therapeutics, Inc.
(a)
........ 42,910 953,031
89bio, Inc.
(a)
...................... 11,308 143,951
Aadi Bioscience, Inc.
(a)
............... 21,822 279,976
AbbVie, Inc. ...................... 1,820,865 294,269,993
Abeona Therapeutics, Inc.
(a)(b)
.......... 1,142 3,517
ACADIA Pharmaceuticals, Inc.
(a)
......... 121,004 1,926,384
Achieve Life Sciences, Inc.
(a)
........... 154 380
Acorda Therapeutics, Inc.
(a)
............ 7,870 6,034
Actinium Pharmaceuticals, Inc.
(a)
........ 12,597 134,158
Adicet Bio, Inc.
(a)(b)
.................. 64,341 575,209
ADMA Biologics, Inc.
(a)
............... 152,704 592,492
Adverum Biotechnologies, Inc.
(a)(b)
........ 112,738 65,332
Aeglea BioTherapeutics, Inc.
(a)
.......... 34,132 15,356
Agenus, Inc.
(a)
..................... 213,563 512,551
AgeX Therapeutics, Inc.
(a)(b)
............ 7,656 4,225
Agios Pharmaceuticals, Inc.
(a)(b)
......... 56,149 1,576,664
AIM ImmunoTech, Inc.
(a)(b)
............. 9,312 2,904
Akebia Therapeutics, Inc.
(a)(b)
........... 233,979 135,006
Akero Therapeutics, Inc.
(a)(b)
............ 30,928 1,694,854
Alaunos Therapeutics, Inc.
(a)(b)
.......... 290,117 188,315
Albireo Pharma, Inc.
(a)(b)
.............. 19,269 416,403
Aldeyra Therapeutics, Inc.
(a)(b)
........... 80,842 562,660
Alector, Inc.
(a)
..................... 93,930 866,974
Alkermes plc
(a)
..................... 169,098 4,418,531
Allakos, Inc.
(a)
..................... 95,483 803,967
Allogene Therapeutics, Inc.
(a)(b)
.......... 83,265 523,737
Allovir, Inc.
(a)(b)
..................... 54,897 281,622
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 126,650 30,098,372
Alpine Immune Sciences, Inc.
(a)
......... 718 5,277
Altimmune, Inc.
(a)(b)
.................. 52,022 855,762
ALX Oncology Holdings, Inc.
(a)(b)
......... 35,243 397,189
Amgen, Inc. ...................... 550,281 144,525,802
Amicus Therapeutics, Inc.
(a)
............ 280,771 3,428,214
AnaptysBio, Inc.
(a)(b)
................. 25,340 785,287
Anavex Life Sciences Corp.
(a)(b)
......... 109,615 1,015,035
Anika Therapeutics, Inc.
(a)(b)
............ 17,697 523,831
Anixa Biosciences, Inc.
(a)(b)
............. 202,081 858,844
Annexon, Inc.
(a)
.................... 40,954 211,732
Annovis Bio, Inc.
(a)(b)
................. 9,373 125,879
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 97,716 5,052,894
Applied Molecular Transport, Inc.
(a)
....... 16,790 7,052
Applied Therapeutics, Inc.
(a)
............ 9,880 7,509
Aprea Therapeutics, Inc.
(a)
............. 14,970 4,819
Aptevo Therapeutics, Inc.
(a)
............ 1,033 2,397
Aptinyx, Inc.
(a)
..................... 57,904 16,960
AquaBounty Technologies, Inc.
(a)(b)
....... 107,352 82,017
Aravive, Inc.
(a)(b)
.................... 1,635 2,158
Arbutus Biopharma Corp.
(a)
............ 115,270 268,579
ARCA biopharma, Inc.
(a)(b)
............. 48 113
Arcellx, Inc.
(a)(b)
.................... 27,803 861,337
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 24,192 410,296
Arcus Biosciences, Inc.
(a)
.............. 47,539 983,107
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 41,301 611,255
Ardelyx, Inc.
(a)
..................... 101,531 289,363
Aridis Pharmaceuticals, Inc.
(a)(b)
......... 12,723 15,013
Armata Pharmaceuticals, Inc.
(a)(b)
........ 5 6
Arrowhead Pharmaceuticals, Inc.
(a)
....... 104,853 4,252,838
ARS Pharmaceuticals, Inc.
(a)
........... 22,752 194,075
Assembly Biosciences, Inc.
(a)
........... 53,570 69,641
Astria Therapeutics, Inc.
(a)
............. 76 1,132
Security
Shares
Shares Value
Biotechnology (continued)
Atara Biotherapeutics, Inc.
(a)(b)
.......... 95,376 $ 312,833
Athenex, Inc.
(a)
.................... 91,927 13,559
Athersys, Inc.
(a)
.................... 366,193 307,602
Atreca, Inc., Class A
(a)(b)
............... 48,559 38,876
aTyr Pharma, Inc.
(a)(b)
................ 406 889
Avalo Therapeutics, Inc.
(a)(b)
............ 4,884 24,860
AVEO Pharmaceuticals, Inc.
(a)(b)
......... 27,178 406,311
Avid Bioservices, Inc.
(a)
............... 77,644 1,069,158
Avidity Biosciences, Inc.
(a)(b)
............ 61,786 1,371,031
Avita Medical, Inc.
(a)(b)
................ 25,581 168,835
Avrobio, Inc.
(a)(b)
.................... 47,557 33,903
Beam Therapeutics, Inc.
(a)(b)
............ 62,295 2,436,357
Bellicum Pharmaceuticals, Inc.
(a)(b)
....... 6,935 4,993
BioAtla, Inc.
(a)(b)
.................... 18,034 148,780
Biocept, Inc.
(a)
..................... 189 100
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 172,526 1,980,598
Biogen, Inc.
(a)
..................... 149,643 41,439,140
Biohaven Ltd.
(a)(b)
................... 66,125 917,815
BioMarin Pharmaceutical, Inc.
(a)
......... 191,203 19,787,598
Bio-Path Holdings, Inc.
(a)
.............. 260 393
Bioxcel Therapeutics, Inc.
(a)(b)
........... 21,867 469,703
Black Diamond Therapeutics, Inc.
(a)(b)
..... 20,551 36,992
Bluebird Bio, Inc.
(a)(b)
................. 77,397 535,587
Blueprint Medicines Corp.
(a)(b)
........... 65,998 2,891,372
Bolt Biotherapeutics, Inc.
(a)(b)
........... 25,728 33,446
BrainStorm Cell Therapeutics, Inc.
(a)(b)
..... 18,607 30,515
Bridgebio Pharma, Inc.
(a)
.............. 114,676 873,831
C4 Therapeutics, Inc.
(a)(b)
.............. 39,697 234,212
Cabaletta Bio, Inc.
(a)(b)
................ 7,713 71,345
Calithera Biosciences, Inc.
(a)
........... 5,403 17,614
Calyxt, Inc.
(a)(b)
..................... 64,196 9,283
Capricor Therapeutics, Inc.
(a)(b)
.......... 138,414 534,278
Cardiff Oncology, Inc.
(a)(b)
.............. 38,566 53,992
CareDx, Inc.
(a)
..................... 49,058 559,752
Caribou Biosciences, Inc.
(a)
............ 34,546 216,949
CASI Pharmaceuticals, Inc.
(a)(b)
.......... 2,669 4,671
Catalyst Biosciences, Inc. ............. 7,839 4,135
Catalyst Pharmaceuticals, Inc.
(a)(b)
........ 102,691 1,910,053
Celldex Therapeutics, Inc.
(a)(b)
........... 48,472 2,160,397
Cellectar Biosciences, Inc.
(a)(b)
.......... 5 9
CEL-SCI Corp.
(a)(b)
.................. 61,263 143,968
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 65,923 2,079,211
Checkpoint Therapeutics, Inc.
(a)(b)
........ 7,190 36,740
Chimerix, Inc.
(a)
.................... 75,031 139,558
Chinook Therapeutics, Inc.
(a)
........... 46,184 1,210,021
Cidara Therapeutics, Inc.
(a)
............ 9,807 7,417
Cogent Biosciences, Inc.
(a)(b)
........... 92,052 1,064,121
Cohbar, Inc.
(a)(b)(c)
................... 6,272 10,600
Coherus Biosciences, Inc.
(a)(b)
........... 90,218 714,527
Concert Pharmaceuticals, Inc.
(a)(b)
........ 136,040 794,474
ContraFect Corp.
(a)
.................. 17,635 1,693
Corbus Pharmaceuticals Holdings, Inc.
(a)(b)
.. 190,991 21,105
Corvus Pharmaceuticals, Inc.
(a)
......... 8,781 7,464
Crinetics Pharmaceuticals, Inc.
(a)
........ 45,187 826,922
CRISPR Therapeutics AG
(a)(b)
........... 84,235 3,424,153
CTI BioPharma Corp.
(a)
............... 93,779 563,612
Cue Biopharma, Inc.
(a)(b)
.............. 30,563 87,105
Cullinan Oncology, Inc.
(a)
.............. 23,178 244,528
Curis, Inc.
(a)(b)
..................... 99,628 54,795
Cyclacel Pharmaceuticals, Inc.
(a)
......... 4,308 2,873
Cyclerion Therapeutics, Inc.
(a)(b)
......... 16,880 11,077
Cytokinetics, Inc.
(a)(b)
................. 98,216 4,500,257
CytomX Therapeutics, Inc.
(a)(b)
.......... 185,423 296,677
Day One Biopharmaceuticals, Inc.
(a)
...... 34,801 748,918
Deciphera Pharmaceuticals, Inc.
(a)
....... 40,148 658,026

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Denali Therapeutics, Inc.
(a)(b)
........... 113,190 $ 3,147,814
DermTech, Inc.
(a)(b)
.................. 37,796 66,899
DiaMedica Therapeutics, Inc.
(a)
.......... 9,022 14,255
Disc Medicine, Inc.
(a)(b)
............... 4,774 94,955
Dominari Holdings, Inc.
(a)(b)
............ 2,453 7,972
Dyadic International, Inc.
(a)(b)
........... 10,983 13,509
Dynavax Technologies Corp.
(a)(b)
......... 108,848 1,158,143
Dyne Therapeutics, Inc.
(a)
............. 43,107 499,610
Eagle Pharmaceuticals, Inc.
(a)
.......... 8,893 259,942
Editas Medicine, Inc.
(a)(b)
.............. 71,722 636,174
Eiger BioPharmaceuticals, Inc.
(a)
......... 27,380 32,308
Eledon Pharmaceuticals, Inc.
(a)
.......... 17 39
Emergent BioSolutions, Inc.
(a)
.......... 45,876 541,796
Enanta Pharmaceuticals, Inc.
(a)
......... 16,365 761,300
Entrada Therapeutics, Inc.
(a)(b)
.......... 17,681 239,047
EQRx, Inc.
(a)
...................... 228,805 562,860
Equillium, Inc.
(a)
.................... 6,014 6,615
Erasca, Inc.
(a)
..................... 135,311 583,190
Eterna Therapeutics, Inc.
(a)(b)
........... 958 3,085
Exact Sciences Corp.
(a)(b)
.............. 182,917 9,056,221
Exagen, Inc.
(a)(b)
.................... 5,980 14,352
Exelixis, Inc.
(a)
..................... 326,505 5,237,140
Exicure, Inc.
(a)(b)
.................... 7,260 8,349
Fate Therapeutics, Inc.
(a)(b)
............. 85,954 867,276
FibroGen, Inc.
(a)
.................... 92,108 1,475,570
First Wave BioPharma, Inc.
(a)(b)
.......... 2,637 2,309
Forte Biosciences, Inc.
(a)(b)
............. 7,303 7,303
Fortress Biotech, Inc.
(a)(b)
.............. 102,017 66,821
Frequency Therapeutics, Inc.
(a)(b)
........ 38,801 149,384
Fresh Tracks Therapeutics, Inc.
(a)(b)
....... 21 31
F-star Therapeutics, Inc.
(a)(b)
............ 14,914 94,256
G1 Therapeutics, Inc.
(a)(b)
.............. 39,059 212,090
Galectin Therapeutics, Inc.
(a)(b)
.......... 36,173 40,875
Galera Therapeutics, Inc.
(a)(b)
........... 11,870 17,686
Generation Bio Co.
(a)
................ 59,291 233,014
Geron Corp.
(a)(b)
.................... 381,446 923,099
Gilead Sciences, Inc. ................ 1,290,720 110,808,312
GlycoMimetics, Inc.
(a)
................ 44,284 134,181
Gossamer Bio, Inc.
(a)
................ 73,377 159,228
GreenLight Biosciences Holdings PBC
(a)(b)
.. 89,616 105,747
Gritstone bio, Inc.
(a)(b)
................ 73,874 254,865
Halozyme Therapeutics, Inc.
(a)(b)
......... 139,272 7,924,577
Harpoon Therapeutics, Inc.
(a)
........... 28,498 20,681
Heron Therapeutics, Inc.
(a)(b)
............ 98,444 246,110
Histogen, Inc.
(a)
.................... 67 61
Homology Medicines, Inc.
(a)(b)
........... 59,838 75,396
Hookipa Pharma, Inc.
(a)
............... 11,610 9,404
Horizon Therapeutics plc
(a)
............ 233,372 26,557,734
Humanigen, Inc.
(a)(b)
................. 110,114 13,214
iBio, Inc.
(a)(b)
...................... 131,590 58,479
Icosavax, Inc.
(a)(b)
................... 24,051 190,965
Ideaya Biosciences, Inc.
(a)
............. 34,768 631,735
Idera Pharmaceuticals, Inc.
(a)
........... 10,903 3,816
IGM Biosciences, Inc.
(a)
............... 11,609 197,469
Imago Biosciences, Inc.
(a)
............. 24,935 896,413
ImmuCell Corp.
(a)(b)
.................. 736 4,504
Immunic, Inc.
(a)(b)
................... 11,724 16,414
ImmunityBio, Inc.
(a)(b)
................. 106,926 542,115
ImmunoGen, Inc.
(a)
.................. 182,330 904,357
Immunovant, Inc.
(a)
.................. 52,310 928,502
Imunon, Inc.
(a)(b)
.................... 8,674 11,710
Incyte Corp.
(a)
..................... 194,733 15,640,955
Infinity Pharmaceuticals, Inc.
(a)(b)
......... 73,924 41,028
Inhibrx, Inc.
(a)(b)
.................... 26,253 646,874
Inmune Bio, Inc.
(a)(b)
................. 5,256 33,323
Security
Shares
Shares Value
Biotechnology (continued)
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 249,908 $ 389,856
Insmed, Inc.
(a)(b)
.................... 132,031 2,637,979
Intellia Therapeutics, Inc.
(a)
............ 84,328 2,942,204
Intercept Pharmaceuticals, Inc.
(a)
........ 30,545 377,842
Invivyd, Inc.
(a)(b)
.................... 204,199 306,298
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 148,054 5,592,000
Iovance Biotherapeutics, Inc.
(a)
.......... 142,209 908,715
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 158,555 1,964,496
IsoRay, Inc.
(a)(b)
.................... 64,363 15,904
iTeos Therapeutics, Inc.
(a)
............. 33,950 663,043
IVERIC bio, Inc.
(a)
................... 131,015 2,805,031
Janux Therapeutics, Inc.
(a)(b)
............ 30,136 396,891
Jounce Therapeutics, Inc.
(a)
............ 22,877 25,393
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 22,041 148,997
Karuna Therapeutics, Inc.
(a)
............ 29,655 5,827,207
Karyopharm Therapeutics, Inc.
(a)(b)
....... 83,157 282,734
Keros Therapeutics, Inc.
(a)
............. 14,910 715,978
Kezar Life Sciences, Inc.
(a)
............. 43,010 302,790
Kineta, Inc.
(b)
...................... 46 292
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 29,328 439,333
Kinnate Biopharma, Inc.
(a)
............. 22,388 136,567
Kodiak Sciences, Inc.
(a)
............... 35,593 254,846
Kronos Bio, Inc.
(a)(b)
................. 64,205 104,012
Krystal Biotech, Inc.
(a)(b)
............... 22,243 1,762,090
Kura Oncology, Inc.
(a)
................ 67,036 831,917
Kymera Therapeutics, Inc.
(a)(b)
.......... 35,983 898,136
Larimar Therapeutics, Inc.
(a)
............ 1,212 5,006
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 347,262 663,270
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 110,223 128,961
Lisata Therapeutics, Inc.
(a)(b)
............ 556 1,384
Lumos Pharma, Inc.
(a)(b)
............... 2,356 8,505
Lyell Immunopharma, Inc.
(a)(b)
........... 104,555 362,806
MacroGenics, Inc.
(a)
................. 67,308 451,637
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 15,501 4,499,165
Magenta Therapeutics, Inc.
(a)
........... 20,068 7,927
MannKind Corp.
(a)(b)
................. 295,795 1,558,840
Marker Therapeutics, Inc.
(a)(b)
........... 108,538 28,589
Matinas BioPharma Holdings, Inc.
(a)(b)
..... 248,426 124,213
MediciNova, Inc.
(a)
.................. 30,362 62,242
MEI Pharma, Inc.
(a)(b)
................ 195,087 47,523
Merrimack Pharmaceuticals, Inc.
(a)(b)
...... 10,106 115,815
Mersana Therapeutics, Inc.
(a)
........... 80,926 474,226
MiMedx Group, Inc.
(a)
................ 85,297 237,126
Minerva Neurosciences, Inc.
(a)
.......... 2,258 3,590
Mirati Therapeutics, Inc.
(a)(b)
............ 53,521 2,425,036
Mirum Pharmaceuticals, Inc.
(a)
.......... 25,253 492,433
Moderna, Inc.
(a)(b)
................... 340,211 61,108,700
Molecular Templates, Inc.
(a)(b)
........... 62,164 20,390
Moleculin Biotech, Inc.
(a)
.............. 7,385 7,828
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 29,040 220,994
Morphic Holding, Inc.
(a)(b)
.............. 27,078 724,336
Mustang Bio, Inc.
(a)(b)
................ 101,619 40,129
Myovant Sciences Ltd.
(a)(b)
............. 40,474 1,091,179
Myriad Genetics, Inc.
(a)
............... 75,549 1,096,216
NanoViricides, Inc.
(a)
................. 1,651 1,833
Natera, Inc.
(a)(b)
.................... 117,860 4,734,436
Navidea Biopharmaceuticals, Inc.
(a)
....... 7,667 1,610
Neoleukin Therapeutics, Inc.
(a)
.......... 52,089 26,513
NeuBase Therapeutics, Inc.
(a)(b)
......... 7,223 1,374
Neurocrine Biosciences, Inc.
(a)
.......... 101,123 12,078,131
NextCure, Inc.
(a)(b)
................... 20,109 28,354
NightHawk Biosciences, Inc.
(a)
.......... 12,419 9,999
Nkarta, Inc.
(a)(b)
.................... 32,028 191,848
Novavax, Inc.
(a)(b)
................... 75,702 778,217
Nurix Therapeutics, Inc.
(a)
............. 45,457 499,118

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Nuvalent, Inc., Class A
(a)(b)
............. 25,134 $ 748,491
Ocugen, Inc.
(a)(b)
.................... 177,042 230,155
Olema Pharmaceuticals, Inc.
(a)(b)
......... 39,933 97,836
OncoSec Medical, Inc.
(a)(b)
............. 56 94
Oncternal Therapeutics, Inc.
(a)(b)
......... 95,383 95,383
OpGen, Inc.
(a)
..................... 1 —
Oragenics, Inc.
(a)(b)
.................. 60,904 6,401
Organogenesis Holdings, Inc., Class A
(a)(b)
.. 63,162 169,906
Organovo Holdings, Inc.
(a)(b)
............ 5,152 7,316
Orgenesis, Inc.
(a)(b)
.................. 11,970 23,341
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 302,800 1,783,492
Ovid therapeutics, Inc.
(a)(b)
............. 36,526 67,938
Palatin Technologies, Inc.
(a)(b)
........... 128,605 329,229
Passage Bio, Inc.
(a)
................. 25,357 34,993
PDL BioPharma, Inc.
(a)(d)
.............. 135,868 94,157
PDS Biotechnology Corp.
(a)(b)
........... 15,310 202,092
Phio Pharmaceuticals Corp.
(a)
.......... 7 3
Pieris Pharmaceuticals, Inc.
(a)(b)
......... 112,096 116,580
Plus Therapeutics, Inc.
(a)
.............. 9 3
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 45,513 395,963
Point Biopharma Global, Inc.
(a)
.......... 98,443 717,649
PolarityTE, Inc.
(a)(b)
.................. 1,977 1,295
Poseida Therapeutics, Inc.
(a)
........... 52,788 279,776
Praxis Precision Medicines, Inc.
(a)
........ 356,698 848,941
Precigen, Inc.
(a)
.................... 109,962 167,142
Precision BioSciences, Inc.
(a)
........... 82,671 98,378
Prelude Therapeutics, Inc.
(a)
............ 12,807 77,354
Prometheus Biosciences, Inc.
(a)
......... 28,833 3,171,630
Protagonist Therapeutics, Inc.
(a)
......... 50,767 553,868
Protara Therapeutics, Inc.
(a)
............ 3,853 10,326
Prothena Corp. plc
(a)
................. 42,064 2,534,356
PTC Therapeutics, Inc.
(a)
.............. 76,221 2,909,356
Puma Biotechnology, Inc.
(a)
............ 31,114 131,612
Qualigen Therapeutics, Inc.
(a)
........... 57 75
Quince Therapeutics, Inc.
(a)(b)
........... 28,189 17,968
RAPT Therapeutics, Inc.
(a)
............. 31,332 620,374
Recursion Pharmaceuticals, Inc., Class A
(a)
. 134,574 1,037,566
Regeneron Pharmaceuticals, Inc.
(a)
....... 110,612 79,805,452
REGENXBIO, Inc.
(a)
................. 53,343 1,209,819
Regulus Therapeutics, Inc.
(a)
........... 44,116 60,439
Relay Therapeutics, Inc.
(a)(b)
............ 94,128 1,406,272
Replimune Group, Inc.
(a)
.............. 29,600 805,120
REVOLUTION Medicines, Inc.
(a)
......... 79,347 1,890,046
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 39,214 1,141,912
Rigel Pharmaceuticals, Inc.
(a)
........... 213,212 319,818
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 59,712 1,168,564
Roivant Sciences Ltd.
(a)(b)
............. 111,826 893,490
Rubius Therapeutics, Inc.
(a)(b)
........... 72,817 12,532
Sage Therapeutics, Inc.
(a)
............. 53,431 2,037,858
Salarius Pharmaceuticals, Inc.
(a)
......... 32 49
Sana Biotechnology, Inc.
(a)(b)
........... 84,129 332,310
Sangamo Therapeutics, Inc.
(a)
.......... 116,447 365,644
Sarepta Therapeutics, Inc.
(a)(b)
.......... 90,408 11,715,069
Savara, Inc.
(a)(b)
.................... 29,837 46,247
Scholar Rock Holding Corp.
(a)(b)
......... 29,004 262,486
Seagen, Inc.
(a)
..................... 142,699 18,338,248
Selecta Biosciences, Inc.
(a)(b)
........... 221,309 250,079
SELLAS Life Sciences Group, Inc.
(a)(b)
..... 2 5
Seres Therapeutics, Inc.
(a)
............. 94,681 530,214
Sesen Bio, Inc.
(a)
................... 171,818 104,723
Shattuck Labs, Inc.
(a)
................ 20,824 47,895
Soleno Therapeutics, Inc.
(a)
............ 39 77
Solid Biosciences, Inc.
(a)(b)
............. 4,312 23,199
Soligenix, Inc.
(a)
.................... 17,144 7,749
Sonnet BioTherapeutics Holdings, Inc.
(a)
... 2 2
Security
Shares
Shares Value
Biotechnology (continued)
Sorrento Therapeutics, Inc.
(a)(b)
.......... 356,448 $ 315,813
Spectrum Pharmaceuticals, Inc.
(a)(b)
....... 147,484 54,348
Spero Therapeutics, Inc.
(a)
............. 37,846 65,474
SpringWorks Therapeutics, Inc.
(a)
........ 45,499 1,183,429
Statera Biopharma, Inc.
(a)(b)
............ 108,153 8,782
Stoke Therapeutics, Inc.
(a)
............. 23,039 212,650
Sutro Biopharma, Inc.
(a)
............... 72,269 583,934
Syndax Pharmaceuticals, Inc.
(a)
......... 58,202 1,481,241
Synlogic, Inc.
(a)(b)
................... 3,734 2,838
Syros Pharmaceuticals, Inc.
(a)(b)
......... 21,159 75,961
T2 Biosystems, Inc.
(a)(b)
............... 1,498 2,127
Tango Therapeutics, Inc.
(a)
............. 65,024 471,424
Taysha Gene Therapies, Inc.
(a)
.......... 45,339 102,466
TCR2 Therapeutics, Inc.
(a)(b)
............ 36,606 36,562
Tempest Therapeutics, Inc.
(a)(b)
.......... 88 102
Tenax Therapeutics, Inc.
(a)
............. 627 70
TG Therapeutics, Inc.
(a)(b)
.............. 150,509 1,780,521
Theriva Biologics, Inc.
(a)
.............. 109 50
Tonix Pharmaceuticals Holding Corp.
(a)
.... 39,527 15,408
Tracon Pharmaceuticals, Inc.
(a)(b)
......... 6,570 9,789
Travere Therapeutics, Inc.
(a)(b)
.......... 64,546 1,357,402
Trevena, Inc.
(a)(b)
................... 4,088 5,846
Twist Bioscience Corp.
(a)(b)
............. 53,652 1,277,454
Ultragenyx Pharmaceutical, Inc.
(a)
........ 72,148 3,342,617
uniQure NV
(a)(b)
.................... 38,430 871,208
United Therapeutics Corp.
(a)
............ 46,921 13,048,261
Vaccinex, Inc.
(a)(b)
................... 2,566 1,691
Vanda Pharmaceuticals, Inc.
(a)
.......... 65,710 485,597
Vaxart, Inc.
(a)(b)
..................... 121,264 116,523
Vaxcyte, Inc.
(a)
..................... 64,998 3,116,654
VBI Vaccines, Inc.
(a)(b)
................ 305,806 119,601
Veracyte, Inc.
(a)(b)
................... 77,041 1,828,183
Verastem, Inc.
(a)(b)
................... 126,281 50,828
Vericel Corp.
(a)(b)
.................... 46,341 1,220,622
Vertex Pharmaceuticals, Inc.
(a)
.......... 264,287 76,320,800
Verve Therapeutics, Inc.
(a)(b)
............ 43,250 836,887
Viking Therapeutics, Inc.
(a)
............. 83,451 784,439
Vir Biotechnology, Inc.
(a)
.............. 84,918 2,149,275
Viracta Therapeutics, Inc.
(a)
............ 151,624 221,371
Viridian Therapeutics, Inc.
(a)(b)
........... 45,906 1,340,914
VistaGen Therapeutics, Inc.
(a)(b)
......... 184,499 19,003
Vor BioPharma, Inc.
(a)(b)
............... 21,886 145,542
Voyager Therapeutics, Inc.
(a)(b)
.......... 28,809 175,735
vTv Therapeutics, Inc., Class A
(a)(b)
....... 8,984 5,861
Vyant Bio, Inc.
(a)
.................... 51 36
X4 Pharmaceuticals, Inc.
(a)(b)
........... 5,525 5,486
XBiotech, Inc.
(a)
.................... 8,943 31,390
Xencor, Inc.
(a)
..................... 58,184 1,515,111
Yield10 Bioscience, Inc.
(a)(b)
............ 7 12
Y-mAbs Therapeutics, Inc.
(a)(b)
.......... 30,456 148,625
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 36,734 739,823
1,183,195,985
Building Products — 0.6%
AAON, Inc. ....................... 43,250 3,257,590
Advanced Drainage Systems, Inc.
(b)
...... 63,761 5,226,489
Allegion plc ....................... 90,415 9,517,083
American Woodmark Corp.
(a)
........... 18,048 881,825
AO Smith Corp. .................... 135,679 7,766,266
Apogee Enterprises, Inc. .............. 26,479 1,177,256
Armstrong World Industries, Inc. ......... 45,336 3,109,596
AZEK Co., Inc. (The), Class A
(a)(b)
........ 113,263 2,301,504
Builders FirstSource, Inc.
(a)
............ 151,613 9,836,651
Carlisle Cos., Inc. .................. 54,209 12,774,351
Carrier Global Corp. ................. 862,771 35,589,304

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
CSW Industrials, Inc. ................ 18,447 $ 2,138,561
Fortune Brands Innovations, Inc. ........ 137,047 7,826,754
Gibraltar Industries, Inc.
(a)(b)
............ 38,175 1,751,469
Griffon Corp. ...................... 45,577 1,631,201
Hayward Holdings, Inc.
(a)
.............. 136,211 1,280,383
Insteel Industries, Inc.
(b)
.............. 28,220 776,614
Janus International Group, Inc.
(a)(b)
....... 67,395 641,600
JELD-WEN Holding, Inc.
(a)
............. 83,039 801,326
Jewett-Cameron Trading Co. Ltd.
(a)
....... 566 3,266
Johnson Controls International plc ....... 707,576 45,284,864
Lennox International, Inc. ............. 34,435 8,237,885
Masco Corp. ...................... 234,010 10,921,247
Masonite International Corp.
(a)(b)
......... 27,977 2,255,226
Masterbrand, Inc.
(a)
................. 137,047 1,034,705
Owens Corning .................... 96,242 8,209,443
PGT Innovations, Inc.
(a)
............... 75,599 1,357,758
Quanex Building Products Corp. ......... 36,291 859,371
Resideo Technologies, Inc.
(a)
........... 146,102 2,403,378
Simpson Manufacturing Co., Inc. ........ 46,163 4,092,812
Tecnoglass, Inc. .................... 20,706 637,124
Trane Technologies plc ............... 237,171 39,866,073
Trex Co., Inc.
(a)(b)
................... 117,782 4,985,712
UFP Industries, Inc. ................. 66,142 5,241,754
View, Inc., Class A
(a)(b)
................ 94,328 91,017
Zurn Elkay Water Solutions Corp.
(b)
....... 153,431 3,245,066
247,012,524
Capital Markets — 3.2%
Affiliated Managers Group, Inc. ......... 38,887 6,160,867
Ameriprise Financial, Inc. ............. 109,137 33,981,988
Ares Management Corp., Class A ........ 160,537 10,987,152
Artisan Partners Asset Management, Inc.,
Class A ....................... 67,809 2,013,927
Ashford, Inc.
(a)
..................... 329 4,566
AssetMark Financial Holdings, Inc.
(a)
...... 21,743 500,089
B Riley Financial, Inc. ................ 17,333 592,789
Bank of New York Mellon Corp. (The) ..... 755,022 34,368,601
BGC Partners, Inc., Class A ............ 425,701 1,604,893
BlackRock, Inc.
(b)(e)
.................. 155,164 109,953,865
Blackstone, Inc., Class A, NVS .......... 723,276 53,659,846
Blucora, Inc.
(a)
..................... 54,529 1,392,125
Blue Owl Capital, Inc., Class A .......... 395,353 4,190,742
Bridge Investment Group Holdings, Inc., Class
A ........................... 27,537 331,821
Brightsphere Investment Group, Inc. ...... 52,777 1,086,151
Carlyle Group, Inc. (The) .............. 223,247 6,661,690
Cboe Global Markets, Inc. ............. 109,227 13,704,712
Charles Schwab Corp. (The) ........... 1,573,459 131,006,196
CME Group, Inc., Class A ............. 372,198 62,588,816
Cohen & Co., Inc. .................. 735 6,130
Cohen & Steers, Inc. ................ 30,893 1,994,452
Coinbase Global, Inc., Class A
(a)(b)
........ 163,643 5,791,326
Cowen, Inc., Class A
(b)
............... 27,163 1,049,035
Diamond Hill Investment Group, Inc.
(b)
..... 2,611 483,087
Donnelley Financial Solutions, Inc.
(a)
...... 27,415 1,059,590
Evercore, Inc., Class A ............... 35,095 3,828,163
FactSet Research Systems, Inc. ......... 39,233 15,740,672
Federated Hermes, Inc., Class B ........ 93,339 3,389,139
Focus Financial Partners, Inc., Class A
(a)(b)
.. 59,747 2,226,771
Forge Global Holdings, Inc.
(a)(b)
.......... 103,902 179,750
Franklin Resources, Inc. .............. 294,315 7,764,030
GCM Grosvenor, Inc., Class A .......... 65,602 499,231
Goldman Sachs Group, Inc. (The) ....... 349,167 119,896,964
Hamilton Lane, Inc., Class A ........... 40,295 2,574,045
Houlihan Lokey, Inc., Class A
(b)
.......... 54,061 4,711,957
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A .... 105,260 $ 7,615,561
Intercontinental Exchange, Inc. ......... 575,092 58,998,688
Invesco Ltd. ...................... 468,146 8,421,947
Janus Henderson Group plc ........... 136,648 3,213,961
Jefferies Financial Group, Inc. .......... 188,695 6,468,465
KKR & Co., Inc.
(b)
................... 593,970 27,572,087
Lazard Ltd., Class A ................. 118,285 4,100,941
LPL Financial Holdings, Inc. ............ 82,355 17,802,680
MarketAxess Holdings, Inc. ............ 38,431 10,718,022
Moelis & Co., Class A ................ 67,394 2,585,908
Moody's Corp. ..................... 162,903 45,388,034
Morgan Stanley .................... 1,357,502 115,414,820
Morningstar, Inc. ................... 25,751 5,577,409
MSCI, Inc. ....................... 82,338 38,301,167
Nasdaq, Inc. ...................... 354,810 21,767,594
Northern Trust Corp. ................. 216,160 19,127,998
Open Lending Corp., Class A
(a)(b)
........ 100,092 675,621
Oppenheimer Holdings, Inc., Class A, NVS . 7,459 315,739
P10, Inc., Class A
(b)
................. 70,969 757,239
Perella Weinberg Partners, Class A ....... 67,439 660,902
Piper Sandler Cos. .................. 14,594 1,899,993
PJT Partners, Inc., Class A ............ 30,106 2,218,511
Raymond James Financial, Inc. ......... 199,126 21,276,613
Robinhood Markets, Inc., Class A
(a)(b)
...... 526,301 4,284,090
S&P Global, Inc. ................... 342,921 114,857,960
Safeguard Scientifics, Inc.
(a)(b)
........... 11,281 34,971
Sculptor Capital Management, Inc., Class A . 26,996 233,785
SEI Investments Co. ................. 105,466 6,148,668
Siebert Financial Corp.
(a)(b)
............. 46,086 62,216
State Street Corp. .................. 377,833 29,308,506
StepStone Group, Inc., Class A
(b)
........ 52,337 1,317,846
Stifel Financial Corp. ................ 109,393 6,385,269
StoneX Group, Inc.
(a)
................ 17,804 1,696,721
T. Rowe Price Group, Inc. ............. 230,102 25,094,924
TPG, Inc., Class A
(b)
................. 56,149 1,562,627
Tradeweb Markets, Inc., Class A ......... 116,249 7,548,048
Victory Capital Holdings, Inc., Class A ..... 27,489 737,530
Virtu Financial, Inc., Class A ............ 93,165 1,901,498
Virtus Investment Partners, Inc. ......... 8,145 1,559,279
WisdomTree, Inc. ................... 83,886 457,179
1,270,056,195
Chemicals — 1.9%
AdvanSix, Inc. ..................... 28,385 1,079,198
Air Products & Chemicals, Inc. .......... 228,405 70,408,125
Albemarle Corp. ................... 120,480 26,127,293
American Vanguard Corp. ............. 27,161 589,665
Amyris, Inc.
(a)(b)
.................... 191,340 292,750
Ashland, Inc. ...................... 51,274 5,513,493
Aspen Aerogels, Inc.
(a)(b)
.............. 57,046 672,572
Avient Corp. ...................... 94,959 3,205,816
Axalta Coating Systems Ltd.
(a)(b)
......... 220,145 5,607,093
Balchem Corp. .................... 36,136 4,412,567
Cabot Corp. ...................... 57,890 3,869,368
Celanese Corp. .................... 104,118 10,645,024
CF Industries Holdings, Inc. ............ 203,981 17,379,181
Chase Corp.
(b)
..................... 8,954 772,372
Chemours Co. (The) ................. 155,468 4,760,430
Corteva, Inc. ...................... 741,963 43,612,585
Danimer Scientific, Inc., Class A
(a)(b)
....... 73,140 130,921
Diversey Holdings Ltd.
(a)(b)
............. 48,240 205,502
Dow, Inc. ........................ 728,631 36,715,716
DuPont de Nemours, Inc.
(b)
............ 511,542 35,107,127
Eastman Chemical Co. ............... 127,724 10,401,843
Ecolab, Inc. ...................... 255,602 37,205,427

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Ecovyst, Inc.
(a)
..................... 59,813 $ 529,943
Element Solutions, Inc. ............... 231,696 4,214,550
Flotek Industries, Inc.
(a)(b)
.............. 65,549 73,415
FMC Corp. ....................... 131,202 16,374,010
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 908,893 1,536,029
Hawkins, Inc. ..................... 18,580 717,188
HB Fuller Co. ..................... 58,874 4,216,556
Huntsman Corp. ................... 193,038 5,304,684
Ingevity Corp.
(a)
.................... 36,236 2,552,464
Innospec, Inc. ..................... 26,948 2,771,871
International Flavors & Fragrances, Inc. .... 261,854 27,452,773
Intrepid Potash, Inc.
(a)(b)
............... 11,486 331,601
Koppers Holdings, Inc. ............... 18,755 528,891
Linde plc ........................ 508,585 165,890,255
Livent Corp.
(a)(b)
.................... 187,927 3,734,110
LSB Industries, Inc.
(a)
................ 66,065 878,665
LyondellBasell Industries NV, Class A ..... 261,489 21,711,432
Mativ Holdings, Inc. ................. 53,212 1,112,131
Minerals Technologies, Inc. ............ 36,638 2,224,659
Mosaic Co. (The) ................... 349,633 15,338,400
NewMarket Corp. ................... 7,037 2,189,281
Northern Technologies International Corp. .. 1,726 22,973
Olin Corp. ........................ 131,188 6,945,093
Origin Materials, Inc., Class A
(a)(b)
........ 130,880 603,357
Orion Engineered Carbons SA
(b)
......... 63,338 1,128,050
Perimeter Solutions SA
(a)
.............. 143,123 1,308,144
PPG Industries, Inc. ................. 241,014 30,305,100
PureCycle Technologies, Inc.
(a)(b)
......... 122,806 830,169
Quaker Chemical Corp.
(b)
............. 16,036 2,676,408
Rayonier Advanced Materials, Inc.
(a)
...... 52,613 505,085
RPM International, Inc. ............... 136,156 13,268,402
Scotts Miracle-Gro Co. (The) ........... 40,033 1,945,204
Sensient Technologies Corp. ........... 46,058 3,358,549
Sherwin-Williams Co. (The) ............ 242,786 57,620,401
Stepan Co. ....................... 25,449 2,709,301
Trinseo plc ....................... 34,620 786,220
Tronox Holdings plc, Class A ........... 103,988 1,425,676
Valvoline, Inc. ..................... 182,353 5,953,825
Westlake Corp.
(b)
................... 37,590 3,854,479
733,643,412
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. ................. 71,886 3,193,176
ACCO Brands Corp. ................. 102,607 573,573
ACV Auctions, Inc., Class A
(a)(b)
.......... 98,115 805,524
Aqua Metals, Inc.
(a)(b)
................ 55,067 68,834
Aris Water Solution, Inc., Class A
(b)
....... 40,925 589,729
Aurora Innovation, Inc., Class A
(a)(b)
....... 255,293 308,905
Brady Corp., Class A, NVS ............ 46,227 2,177,292
Brink's Co. (The) ................... 47,810 2,567,875
Casella Waste Systems, Inc., Class A
(a)
.... 52,517 4,165,123
CECO Environmental Corp.
(a)
........... 29,801 348,076
Charah Solutions, Inc.
(a)(b)
............. 884 4,774
Cimpress plc
(a)(b)
................... 18,636 514,540
Cintas Corp. ...................... 89,478 40,410,054
Clean Harbors, Inc.
(a)
................ 54,950 6,270,894
CompX International, Inc. ............. 257 4,749
Copart, Inc.
(a)
..................... 436,270 26,564,480
CoreCivic, Inc.
(a)
................... 138,367 1,599,523
Deluxe Corp. ...................... 46,822 795,038
Driven Brands Holdings, Inc.
(a)(b)
......... 65,067 1,776,980
DSS, Inc.
(a)(b)
...................... 94,743 15,538
Ennis, Inc. ....................... 27,184 602,397
Fuel Tech, Inc.
(a)
................... 18,450 23,431
GEO Group, Inc. (The)
(a)
.............. 108,883 1,192,269
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Harsco Corp.
(a)
.................... 83,131 $ 522,894
Healthcare Services Group, Inc. ......... 74,432 893,184
Heritage-Crystal Clean, Inc.
(a)
........... 17,829 579,086
HNI Corp. ........................ 42,742 1,215,155
IAA, Inc.
(a)
........................ 138,402 5,536,080
Interface, Inc. ..................... 55,269 545,505
JanOne, Inc.
(a)
..................... 173 239
KAR Auction Services, Inc.
(a)(b)
.......... 138,402 1,806,146
Kimball International, Inc., Class B ....... 61,443 399,379
Matthews International Corp., Class A ..... 37,368 1,137,482
MillerKnoll, Inc. .................... 77,980 1,638,360
Montrose Environmental Group, Inc.
(a)(b)
.... 26,889 1,193,603
MSA Safety, Inc. ................... 36,108 5,206,412
Odyssey Marine Exploration, Inc.
(a)
....... 8,620 33,446
Performant Financial Corp.
(a)(b)
.......... 37,193 134,267
Perma-Fix Environmental Services, Inc.
(a)
.. 9,987 35,254
Quad/Graphics, Inc., Class A
(a)(b)
......... 26,954 109,972
Quest Resource Holding Corp.
(a)(b)
....... 9,697 59,249
Republic Services, Inc. ............... 213,378 27,523,628
Rollins, Inc. ....................... 232,139 8,482,359
SP Plus Corp.
(a)
.................... 18,423 639,647
Steelcase, Inc., Class A .............. 91,795 648,991
Stericycle, Inc.
(a)
................... 90,413 4,510,705
Team, Inc.
(a)(b)
..................... 2,791 14,653
Tetra Tech, Inc. .................... 56,191 8,158,371
UniFirst Corp. ..................... 14,838 2,863,586
Viad Corp.
(a)
...................... 18,698 456,044
VSE Corp. ....................... 10,734 503,210
Waste Management, Inc. .............. 385,689 60,506,890
Wilhelmina International, Inc.
(a)
.......... 303 1,045
229,927,616
Communications Equipment — 0.9%
ADTRAN Holdings, Inc. .............. 73,055 1,372,703
Applied Optoelectronics, Inc.
(a)(b)
......... 21,404 40,454
Arista Networks, Inc.
(a)
............... 254,088 30,833,579
Aviat Networks, Inc.
(a)
................ 14,922 465,417
BK Technologies Corp. ............... 17,071 56,676
Calix, Inc.
(a)
....................... 58,644 4,013,009
Cambium Networks Corp.
(a)
............ 9,514 206,168
Casa Systems, Inc.
(a)(b)
............... 28,393 77,513
Ciena Corp.
(a)(b)
.................... 152,641 7,781,638
Cisco Systems, Inc. ................. 4,227,906 201,417,442
Clearfield, Inc.
(a)
.................... 9,873 929,444
ClearOne, Inc.
(a)(b)
.................. 9,818 14,923
CommScope Holding Co., Inc.
(a)(b)
........ 200,899 1,476,608
Comtech Telecommunications Corp. ...... 26,189 317,935
Digi International, Inc.
(a)
............... 36,289 1,326,363
DZS, Inc.
(a)(b)
...................... 10,821 137,210
EMCORE Corp.
(a)(b)
................. 23,999 23,099
Extreme Networks, Inc.
(a)
.............. 147,563 2,701,879
F5, Inc.
(a)
........................ 63,301 9,084,327
Genasys, Inc.
(a)(b)
................... 28,659 106,038
Harmonic, Inc.
(a)
.................... 127,050 1,664,355
Infinera Corp.
(a)(b)
................... 250,762 1,690,136
Inseego Corp.
(a)(b)
................... 77,620 65,395
Juniper Networks, Inc. ............... 334,108 10,678,092
KVH Industries, Inc.
(a)
................ 17,752 181,425
Lantronix, Inc.
(a)(b)
................... 154,089 665,665
Lumentum Holdings, Inc.
(a)
............ 70,724 3,689,671
Motorola Solutions, Inc. .............. 172,142 44,362,715
NETGEAR, Inc.
(a)
................... 36,500 661,015
NetScout Systems, Inc.
(a)(b)
............ 72,120 2,344,621
Optical Cable Corp.
(a)
................ 10,052 41,816
Ubiquiti, Inc. ...................... 5,495 1,503,047

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Viasat, Inc.
(a)(b)
..................... 84,089 $ 2,661,417
Viavi Solutions, Inc.
(a)
................ 232,436 2,442,902
Vislink Technologies, Inc.
(a)(b)
........... 4 2
335,034,699
Construction & Engineering — 0.3%
AECOM ......................... 141,340 12,004,006
Ameresco, Inc., Class A
(a)(b)
............ 33,679 1,924,418
API Group Corp.
(a)
.................. 214,145 4,028,068
Arcosa, Inc. ...................... 48,036 2,610,276
Argan, Inc. ....................... 12,230 451,042
Comfort Systems USA, Inc. ............ 36,607 4,212,734
Construction Partners, Inc., Class A
(a)
..... 47,319 1,262,944
Dycom Industries, Inc.
(a)
.............. 29,512 2,762,323
EMCOR Group, Inc. ................. 49,758 7,369,657
Fluor Corp.
(a)(b)
..................... 146,441 5,075,645
Granite Construction, Inc. ............. 45,264 1,587,409
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 55,864 332,391
MasTec, Inc.
(a)
..................... 60,698 5,179,360
Matrix Service Co.
(a)
................. 27,591 171,616
MDU Resources Group, Inc. ........... 220,515 6,690,425
MYR Group, Inc.
(a)
.................. 18,797 1,730,640
Northwest Pipe Co.
(a)(b)
............... 10,155 342,224
NV5 Global, Inc.
(a)
.................. 12,870 1,702,958
Orbital Infrastructure Group, Inc.
(a)
....... 44,243 8,716
Orion Group Holdings, Inc.
(a)(b)
.......... 27,792 66,145
Primoris Services Corp. .............. 61,095 1,340,424
Quanta Services, Inc.
(b)
............... 146,633 20,895,203
Sterling Infrastructure, Inc.
(a)
........... 31,135 1,021,228
Tutor Perini Corp.
(a)
................. 43,219 326,303
Valmont Industries, Inc. ............... 21,266 7,032,028
WillScot Mobile Mini Holdings Corp.
(a)
..... 215,169 9,719,184
99,847,367
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 39,617 5,263,119
Martin Marietta Materials, Inc. .......... 63,923 21,604,056
Summit Materials, Inc., Class A
(a)(b)
....... 123,337 3,501,537
Vulcan Materials Co. ................ 137,618 24,098,288
54,467,000
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 307,644 7,521,896
American Express Co. ............... 617,066 91,171,502
Atlanticus Holdings Corp.
(a)(b)
........... 8,420 220,604
Bread Financial Holdings, Inc.
(b)
......... 48,318 1,819,656
Capital One Financial Corp. ............ 394,468 36,669,745
Credit Acceptance Corp.
(a)(b)
............ 6,231 2,955,986
Discover Financial Services ............ 281,340 27,523,492
Encore Capital Group, Inc.
(a)(b)
.......... 24,090 1,154,875
Enova International, Inc.
(a)
............. 30,598 1,174,045
EZCORP, Inc., Class A, NVS
(a)
.......... 55,030 448,494
FirstCash Holdings, Inc. .............. 38,668 3,360,636
Green Dot Corp., Class A
(a)
............ 39,318 622,011
LendingClub Corp.
(a)
................. 114,566 1,008,181
LendingTree, Inc.
(a)
.................. 10,822 230,833
Navient Corp. ..................... 109,273 1,797,541
Nelnet, Inc., Class A
(b)
................ 18,510 1,679,782
NerdWallet, Inc., Class A
(a)
............. 32,754 314,438
OneMain Holdings, Inc. ............... 125,763 4,189,166
Oportun Financial Corp.
(a)(b)
............ 153,151 843,862
PRA Group, Inc.
(a)
.................. 45,995 1,553,711
PROG Holdings, Inc.
(a)
............... 71,085 1,200,626
SLM Corp. ....................... 275,675 4,576,205
SoFi Technologies, Inc.
(a)(b)
............ 840,523 3,874,811
Synchrony Financial ................. 464,106 15,250,523
Security
Shares
Shares Value
Consumer Finance (continued)
Upstart Holdings, Inc.
(a)(b)
.............. 79,300 $ 1,048,346
World Acceptance Corp.
(a)
............. 5,904 389,310
212,600,277
Containers & Packaging — 0.4%
Amcor plc ........................ 1,562,176 18,605,516
AptarGroup, Inc. ................... 67,193 7,389,886
Avery Dennison Corp. ................ 83,368 15,089,608
Ball Corp.
(b)
....................... 323,288 16,532,948
Berry Global Group, Inc. .............. 128,760 7,780,967
Crown Holdings, Inc.
(b)
............... 121,838 10,016,302
Cryptyde, Inc.
(a)(b)
................... 20,387 3,908
Graphic Packaging Holding Co. ......... 306,568 6,821,138
Greif, Inc., Class A, NVS .............. 27,492 1,843,614
Greif, Inc., Class B .................. 9,175 717,760
International Paper Co. ............... 366,310 12,685,315
Myers Industries, Inc. ................ 27,666 615,015
O-I Glass, Inc.
(a)
.................... 166,747 2,762,998
Packaging Corp. of America ........... 95,683 12,238,813
Pactiv Evergreen, Inc. ............... 44,375 504,100
Ranpak Holdings Corp., Class A
(a)(b)
...... 37,965 219,058
Sealed Air Corp. ................... 148,903 7,427,282
Silgan Holdings, Inc. ................. 86,109 4,463,891
Sonoco Products Co. ................ 102,883 6,246,027
TriMas Corp.
(b)
..................... 46,062 1,277,760
WestRock Co. ..................... 269,802 9,486,238
142,728,144
Distributors — 0.1%
Educational Development Corp. ......... 1,390 4,393
Funko, Inc., Class A
(a)(b)
............... 27,611 301,236
Genuine Parts Co. .................. 145,116 25,179,077
Greenlane Holdings, Inc., Class A
(a)(b)
..... 365 105
LKQ Corp. ....................... 261,427 13,962,816
Pool Corp.
(b)
...................... 40,230 12,162,736
51,610,363
Diversified Consumer Services — 0.1%
2U, Inc.
(a)
........................ 82,924 519,933
ADT, Inc.
(b)
....................... 235,592 2,136,819
Adtalem Global Education, Inc.
(a)
........ 55,660 1,975,930
American Public Education, Inc.
(a)
........ 18,217 223,887
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 150,197 79,004
Bright Horizons Family Solutions, Inc.
(a)(b)
... 62,629 3,951,890
Carriage Services, Inc. ............... 18,258 502,825
Chegg, Inc.
(a)
...................... 128,416 3,245,072
Contra A/S, NVS
(a)(d)
................. 7,100 —
Coursera, Inc.
(a)
.................... 81,761 967,233
Duolingo, Inc., Class A
(a)(b)
............. 28,782 2,047,264
European Wax Center, Inc., Class A ...... 35,617 443,432
Frontdoor, Inc.
(a)
.................... 89,918 1,870,294
Graham Holdings Co., Class B
(b)
......... 3,708 2,240,411
Grand Canyon Education, Inc.
(a)
......... 33,182 3,506,010
H&R Block, Inc.
(b)
................... 160,158 5,847,369
Laureate Education, Inc. .............. 113,323 1,090,167
Mister Car Wash, Inc.
(a)(b)
.............. 81,345 750,814
OneSpaWorld Holdings Ltd.
(a)
.......... 39,200 365,736
Perdoceo Education Corp.
(a)
........... 65,105 904,960
Regis Corp.
(a)(b)
.................... 37,138 45,308
Rover Group, Inc., Class A
(a)
........... 76,598 281,115
Service Corp. International ............ 160,271 11,081,137
Strategic Education, Inc.
(b)
............. 24,818 1,943,746
Stride, Inc.
(a)
...................... 46,504 1,454,645
Udemy, Inc.
(a)
..................... 55,677 587,392
Universal Technical Institute, Inc.
(a)(b)
...... 142,377 956,773
Vivint Smart Home, Inc., Class A
(a)(b)
...... 40,261 479,106

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
XWELL, Inc.
(a)(b)
.................... 70,332 $ 25,524
49,523,796
Diversified Financial Services — 1.6%
Acacia Research Corp.
(a)(b)
............. 30,440 128,152
Alerus Financial Corp. ............... 17,294 403,815
A-Mark Precious Metals, Inc. ........... 21,008 729,608
Apollo Global Management, Inc. ......... 447,788 28,564,397
Berkshire Hathaway, Inc., Class B
(a)
...... 1,855,119 573,046,259
Cannae Holdings, Inc.
(a)
.............. 83,392 1,722,045
Equitable Holdings, Inc. .............. 362,733 10,410,437
FlexShopper, Inc.
(a)
................. 9,957 9,301
Jackson Financial, Inc., Class A ......... 60,770 2,114,188
LM Funding America, Inc.
(a)
............ 2,949 1,628
Voya Financial, Inc. ................. 90,843 5,585,936
622,715,766
Diversified Telecommunication Services — 0.9%
Anterix, Inc.
(a)
..................... 27,261 876,987
AST SpaceMobile, Inc., Class A
(a)(b)
....... 81,468 392,676
AT&T, Inc. ........................ 7,340,003 135,129,455
ATN International, Inc. ............... 9,427 427,138
Bandwidth, Inc., Class A
(a)
............. 28,836 661,786
Charge Enterprises, Inc.
(a)(b)
............ 149,336 185,177
Cogent Communications Holdings, Inc. .... 44,132 2,519,055
Consolidated Communications Holdings, Inc.
(a)
74,628 267,168
EchoStar Corp., Class A
(a)(b)
............ 46,199 770,599
Frontier Communications Parent, Inc.
(a)(b)
... 229,469 5,846,870
Globalstar, Inc.
(a)(b)
.................. 637,145 847,403
IDT Corp., Class B
(a)(b)
................ 21,089 594,077
Iridium Communications, Inc.
(a)
.......... 129,313 6,646,688
Liberty Global plc, Class A
(a)
............ 179,231 3,392,843
Liberty Global plc, Class C, NVS
(a)(b)
...... 263,473 5,119,280
Liberty Latin America Ltd., Class A
(a)
...... 54,558 410,822
Liberty Latin America Ltd., Class C, NVS
(a)
.. 155,191 1,179,451
Lumen Technologies, Inc. ............. 948,501 4,951,175
Ooma, Inc.
(a)
...................... 19,129 260,537
Radius Global Infrastructure, Inc.
(a)(b)
...... 95,710 1,131,292
Verizon Communications, Inc. .......... 4,332,082 170,684,031
342,294,510
Electric Utilities — 1.9%
ALLETE, Inc. ..................... 63,520 4,097,675
Alliant Energy Corp. ................. 261,857 14,457,125
American Electric Power Co., Inc. ........ 529,077 50,235,861
Avangrid, Inc.
(b)
.................... 75,430 3,241,981
Constellation Energy Corp. ............ 337,188 29,068,978
Duke Energy Corp. ................. 792,751 81,645,426
Edison International ................. 398,655 25,362,431
Entergy Corp. ..................... 208,387 23,443,538
Evergy, Inc. ....................... 238,085 14,982,689
Eversource Energy ................. 358,599 30,064,940
Exelon Corp. ...................... 1,023,127 44,229,780
FirstEnergy Corp. .................. 554,966 23,275,274
Genie Energy Ltd., Class B ............ 18,360 189,842
Hawaiian Electric Industries, Inc. ........ 110,418 4,620,993
IDACORP, Inc. .................... 53,759 5,797,908
MGE Energy, Inc. ................... 35,232 2,480,333
NextEra Energy, Inc. ................ 2,045,884 171,035,902
NRG Energy, Inc. ................... 249,382 7,935,335
OGE Energy Corp. .................. 206,184 8,154,577
Otter Tail Corp.
(b)
................... 47,134 2,767,237
PG&E Corp.
(a)(b)
.................... 1,649,033 26,813,277
Pinnacle West Capital Corp. ........... 119,030 9,051,041
PNM Resources, Inc. ................ 88,368 4,311,475
Portland General Electric Co. ........... 91,855 4,500,895
Security
Shares
Shares Value
Electric Utilities (continued)
PPL Corp. ....................... 758,261 $ 22,156,386
Southern Co. (The) ................. 1,120,760 80,033,472
Xcel Energy, Inc. ................... 563,423 39,501,587
733,455,958
Electrical Equipment — 0.7%
Acuity Brands, Inc. .................. 33,948 5,622,128
Advent Technologies Holdings, Inc.
(a)(b)
.... 77,543 140,353
Allied Motion Technologies, Inc. ......... 12,264 426,910
American Superconductor Corp.
(a)(b)
...... 45,781 168,474
AMETEK, Inc. ..................... 234,241 32,728,153
Array Technologies, Inc.
(a)
............. 146,821 2,838,050
Atkore, Inc.
(a)(b)
..................... 44,961 5,099,477
AZZ, Inc. ........................ 18,946 761,629
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 55,571 320,645
Beam Global
(a)(b)
................... 6,367 111,232
Blink Charging Co.
(a)(b)
................ 37,018 406,087
Bloom Energy Corp., Class A
(a)
.......... 184,588 3,529,323
Broadwind, Inc.
(a)(b)
.................. 18,378 32,897
Capstone Green Energy Corp.
(a)(b)
........ 1,371 1,988
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 277,406 2,643,679
Eaton Corp. plc .................... 408,267 64,077,506
Emerson Electric Co. ................ 609,143 58,514,277
Encore Wire Corp.
(b)
................. 19,084 2,625,195
Energous Corp.
(a)(b)
.................. 54,221 45,329
Energy Focus, Inc.
(a)(b)
................ 18,313 5,787
Energy Vault Holdings, Inc.
(a)(b)
.......... 79,010 246,511
EnerSys ......................... 45,672 3,372,421
Enovix Corp.
(a)(b)
.................... 99,385 1,236,349
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 39,263 58,109
Espey Mfg. & Electronics Corp.
(a)
........ 612 8,690
Fluence Energy, Inc., Class A
(a)(b)
........ 44,120 756,658
FuelCell Energy, Inc.
(a)(b)
.............. 426,452 1,185,537
Generac Holdings, Inc.
(a)
.............. 65,003 6,543,202
GrafTech International Ltd. ............ 171,950 818,482
Heliogen, Inc.
(a)
.................... 215,587 150,523
Hubbell, Inc. ...................... 54,924 12,889,564
Ideal Power, Inc.
(a)
.................. 636 6,754
LSI Industries, Inc. .................. 28,423 347,898
nVent Electric plc ................... 176,813 6,801,996
Ocean Power Technologies, Inc.
(a)
....... 15 7
Orion Energy Systems, Inc.
(a)(b)
.......... 28,020 50,996
Pineapple Energy, Inc.
(a)
.............. 2,241 5,222
Pioneer Power Solutions, Inc.
(a)
......... 8,463 22,681
Plug Power, Inc.
(a)(b)
................. 527,504 6,525,224
Powell Industries, Inc. ................ 9,284 326,611
Regal Rexnord Corp. ................ 68,186 8,180,956
Rockwell Automation, Inc. ............. 118,727 30,580,513
Sensata Technologies Holding plc
(b)
...... 157,550 6,361,869
Servotronics, Inc.
(a)
.................. 113 1,193
SES AI Corp., Class A
(a)(b)
............. 128,493 404,753
Shoals Technologies Group, Inc., Class A
(a)
. 136,609 3,370,144
Stem, Inc.
(a)(b)
..................... 142,617 1,274,996
SunPower Corp.
(a)(b)
................. 77,169 1,391,357
Sunrun, Inc.
(a)(b)
.................... 222,898 5,354,010
Sunworks, Inc.
(a)(b)
.................. 48,892 77,249
Thermon Group Holdings, Inc.
(a)
......... 28,644 575,172
TPI Composites, Inc.
(a)
............... 39,360 399,110
Ultralife Corp.
(a)
.................... 9,461 36,519
Vertiv Holdings Co., Class A
(b)
.......... 303,349 4,143,747
Vicor Corp.
(a)
...................... 25,156 1,352,135
Westwater Resources, Inc.
(a)(b)
.......... 24,098 19,037
284,975,314

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.8%
908 Devices, Inc.
(a)(b)
................. 18,488 $ 140,879
ADDvantage Technologies Group, Inc.
(a)(b)
.. 8,442 12,241
Advanced Energy Industries, Inc.
(b)
....... 37,422 3,210,059
Aeva Technologies, Inc.
(a)(b)
............ 93,278 126,858
AEye, Inc., Class A
(a)(b)
............... 258,052 124,020
Akoustis Technologies, Inc.
(a)(b)
.......... 53,755 151,589
Amphenol Corp., Class A ............. 609,752 46,426,517
Arlo Technologies, Inc.
(a)
.............. 65,121 228,575
Arrow Electronics, Inc.
(a)
.............. 63,496 6,639,777
Avnet, Inc. ....................... 91,671 3,811,680
Badger Meter, Inc. .................. 30,167 3,289,108
Bel Fuse, Inc., Class A ............... 246 8,189
Bel Fuse, Inc., Class B, NVS ........... 10,175 334,961
Belden, Inc. ...................... 45,503 3,271,666
Benchmark Electronics, Inc. ........... 47,062 1,256,085
CDW Corp.
(b)
...................... 139,946 24,991,557
Cemtrex, Inc.
(a)
.................... 788 102
ClearSign Technologies Corp.
(a)
......... 7,261 3,892
Coda Octopus Group, Inc.
(a)(b)
.......... 45,651 313,166
Cognex Corp. ..................... 177,227 8,349,164
Coherent Corp.
(a)(b)
.................. 142,702 5,008,840
Corning, Inc. ...................... 778,240 24,856,986
CTS Corp. ....................... 28,657 1,129,659
Data I/O Corp.
(a)
.................... 8,956 35,555
Digital Ally, Inc.
(a)(b)
.................. 1,532,877 356,700
Electro-Sensors, Inc.
(a)
............... 222 1,010
ePlus, Inc.
(a)
...................... 27,649 1,224,298
Fabrinet
(a)
........................ 37,048 4,750,295
FARO Technologies, Inc.
(a)
............. 18,356 539,850
Frequency Electronics, Inc.
(a)
........... 8,956 63,140
Identiv, Inc.
(a)(b)
..................... 22,549 163,255
Insight Enterprises, Inc.
(a)(b)
............ 31,220 3,130,429
IPG Photonics Corp.
(a)
............... 37,129 3,515,002
Iteris, Inc.
(a)(b)
...................... 27,557 85,702
Itron, Inc.
(a)(b)
...................... 43,634 2,210,062
Jabil, Inc. ........................ 138,576 9,450,883
Keysight Technologies, Inc.
(a)
........... 185,690 31,765,988
Kimball Electronics, Inc.
(a)
............. 21,169 478,208
Knowles Corp.
(a)
................... 93,910 1,542,002
LGL Group, Inc. (The)
(a)(b)
............. 449 1,818
LightPath Technologies, Inc., Class A
(a)
.... 10,065 12,279
Lightwave Logic, Inc.
(a)(b)
.............. 120,002 517,209
Littelfuse, Inc. ..................... 26,102 5,747,660
Methode Electronics, Inc. ............. 37,162 1,648,878
MicroVision, Inc.
(a)(b)
................. 150,455 353,569
MICT, Inc.
(a)(b)
..................... 52,773 43,802
Mirion Technologies, Inc., Class A
(a)
...... 110,757 732,104
M-Tron Industries, Inc.
(a)
.............. 224 1,960
Napco Security Technologies, Inc.
(a)(b)
..... 24,381 669,990
National Instruments Corp. ............ 139,693 5,154,672
Neonode, Inc.
(a)(b)
................... 2,003 11,016
nLight, Inc.
(a)
...................... 39,211 397,600
Novanta, Inc.
(a)
.................... 36,370 4,941,592
OSI Systems, Inc.
(a)
................. 16,555 1,316,454
Ouster, Inc., Class A
(a)(b)
.............. 80,767 69,702
PAR Technology Corp.
(a)(b)
............. 21,453 559,280
PC Connection, Inc. ................. 16,611 779,056
Plexus Corp.
(a)
..................... 27,512 2,831,810
Powerfleet, Inc.
(a)(b)
.................. 18,322 49,286
Research Frontiers, Inc.
(a)
............. 18,641 35,791
Rogers Corp.
(a)
.................... 18,365 2,191,679
Sanmina Corp.
(a)
................... 58,200 3,334,278
ScanSource, Inc.
(a)
.................. 28,661 837,474
Schmitt Industries, Inc.
(a)
.............. 498 151
SmartRent, Inc., Class A
(a)
............. 156,583 380,497
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Taitron Components, Inc., Class A ....... 800 $ 2,752
TD SYNNEX Corp.
(b)
................ 43,740 4,142,615
TE Connectivity Ltd. ................. 329,457 37,821,664
Teledyne Technologies, Inc.
(a)
........... 48,004 19,197,280
Trimble, Inc.
(a)
..................... 258,239 13,056,564
TTM Technologies, Inc.
(a)
.............. 100,803 1,520,109
Universal Security Instruments, Inc.
(a)
..... 622 1,263
Velodyne Lidar, Inc.
(a)(b)
............... 206,479 152,526
Vishay Intertechnology, Inc. ............ 130,429 2,813,353
Vishay Precision Group, Inc.
(a)
.......... 10,005 386,693
Vontier Corp. ...................... 175,220 3,387,003
Wireless Telecom Group, Inc.
(a)
......... 18,303 32,762
Zebra Technologies Corp., Class A
(a)
...... 54,435 13,957,678
322,089,818
Energy Equipment & Services — 0.6%
Archrock, Inc. ..................... 138,843 1,246,810
Baker Hughes Co., Class A ............ 1,040,977 30,740,051
Bristow Group, Inc.
(a)
................ 35,410 960,673
Cactus, Inc., Class A
(b)
............... 66,557 3,345,155
ChampionX Corp. .................. 205,195 5,948,603
Core Laboratories NV ................ 46,005 932,521
Diamond Offshore Drilling, Inc.
(a)(b)
....... 96,242 1,000,917
DMC Global, Inc.
(a)
.................. 16,244 315,783
Dril-Quip, Inc.
(a)
.................... 35,377 961,193
ENGlobal Corp.
(a)(b)
.................. 17,846 13,743
Enservco Corp.
(a)(b)
.................. 36,752 59,906
Expro Group Holdings NV
(a)(b)
........... 82,476 1,495,290
Geospace Technologies Corp.
(a)
......... 17,677 74,597
Gulf Island Fabrication, Inc.
(a)(b)
.......... 10,149 52,064
Halliburton Co. .................... 927,680 36,504,208
Helix Energy Solutions Group, Inc.
(a)
...... 140,326 1,035,606
Helmerich & Payne, Inc. .............. 110,584 5,481,649
Independence Contract Drilling, Inc.
(a)(b)
.... 1,071 3,502
KLX Energy Services Holdings, Inc.
(a)(b)
.... 18,439 319,179
Liberty Energy, Inc., Class A ........... 161,301 2,582,429
Mammoth Energy Services, Inc.
(a)
........ 27,746 240,003
MIND Technology, Inc.
(a)
.............. 9,918 4,562
Nabors Industries Ltd.
(a)
.............. 11,497 1,780,540
Natural Gas Services Group, Inc.
(a)(b)
...... 81,922 938,826
Newpark Resources, Inc.
(a)
............ 91,790 380,929
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 168,912 1,560,747
Nine Energy Service, Inc.
(a)
............ 17,232 250,381
Noble Corp. plc
(a)(b)
.................. 98,361 3,709,193
NOV, Inc. ........................ 394,560 8,242,358
Oceaneering International, Inc.
(a)(b)
....... 110,080 1,925,299
Oil States International, Inc.
(a)
........... 71,982 536,986
Patterson-UTI Energy, Inc. ............ 228,718 3,851,611
ProFrac Holding Corp., Class A
(a)(b)
....... 35,902 904,730
ProPetro Holding Corp.
(a)
.............. 84,763 878,992
Ranger Energy Services, Inc.
(a)
......... 5,913 65,102
RPC, Inc.
(b)
....................... 85,482 759,935
Schlumberger Ltd. .................. 1,459,995 78,051,333
SEACOR Marine Holdings, Inc.
(a)
........ 46,709 427,855
Select Energy Services, Inc., Class A ..... 56,246 519,713
Smart Sand, Inc.
(a)(b)
................. 144,992 259,536
Solaris Oilfield Infrastructure, Inc., Class A .. 36,702 364,451
Superior Drilling Products, Inc.
(a)(b)
........ 9,703 8,918
TechnipFMC plc
(a)(b)
................. 480,055 5,851,871
TETRA Technologies, Inc.
(a)(b)
........... 94,858 328,209
Tidewater, Inc.
(a)(b)
.................. 51,534 1,899,028
Transocean Ltd.
(a)(b)
................. 683,384 3,116,231
US Silica Holdings, Inc.
(a)
............. 65,699 821,238
Valaris Ltd.
(a)(b)
..................... 66,310 4,483,882

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Weatherford International plc
(a)
.......... 66,274 $ 3,374,672
218,611,010
Entertainment — 1.3%
Activision Blizzard, Inc. ............... 732,033 56,037,126
AMC Entertainment Holdings, Inc., Class A
(a)(b)
515,800 2,099,306
Chicken Soup For The Soul Entertainment,
Inc.
(a)(b)
........................ 4,116 21,074
Cinedigm Corp., Class A
(a)(b)
............ 91,524 35,484
Cinemark Holdings, Inc.
(a)
............. 110,667 958,376
CuriosityStream, Inc., Class A
(a)(b)
........ 62,114 70,810
Electronic Arts, Inc. ................. 270,087 32,999,230
Endeavor Group Holdings, Inc., Class A
(a)(b)
. 179,987 4,056,907
Gaia, Inc., Class A
(a)
................. 18,386 43,759
Genius Brands International, Inc.
(a)(b)
...... 463,597 215,573
Liberty Media Corp. -Liberty Formula One,
Class C, NVS
(a)
.................. 210,789 12,600,966
Liberty Media Corp.-Liberty Braves, Class A
(a)
19,989 653,041
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)
........................ 36,441 1,174,493
Liberty Media Corp-Liberty Formula One, Class
A
(a)(b)
......................... 24,662 1,317,691
Lions Gate Entertainment Corp., Class A
(a)
.. 58,293 332,853
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 118,006 640,773
Live Nation Entertainment, Inc.
(a)
........ 147,084 10,257,638
LiveOne, Inc.
(a)(b)
................... 95,086 61,188
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 26,472 1,190,446
Madison Square Garden Sports Corp. ..... 18,108 3,319,740
Marcus Corp. (The)
(b)
................ 24,274 349,303
Netflix, Inc.
(a)
...................... 457,437 134,889,022
Playtika Holding Corp.
(a)
.............. 105,061 894,069
ROBLOX Corp., Class A
(a)(b)
............ 372,651 10,605,647
Roku, Inc., Class A
(a)(b)
............... 128,068 5,212,368
Sciplay Corp., Class A
(a)
.............. 336 5,403
Skillz, Inc., Class A
(a)(b)
............... 283,187 143,434
Take-Two Interactive Software, Inc.
(a)
...... 164,487 17,128,031
Walt Disney Co. (The)
(a)
.............. 1,873,870 162,801,826
Warner Bros Discovery, Inc.
(a)(b)
......... 2,252,220 21,351,045
Warner Music Group Corp., Class A ...... 119,966 4,201,209
World Wrestling Entertainment, Inc., Class A 47,150 3,230,718
488,898,549
Equity Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust ................. 71,655 1,028,249
Agree Realty Corp. ................. 91,156 6,465,695
Alexander & Baldwin, Inc. ............. 64,653 1,210,951
Alexander's, Inc. ................... 1,605 353,196
Alexandria Real Estate Equities, Inc. ...... 151,972 22,137,761
American Assets Trust, Inc. ............ 53,730 1,423,845
American Homes 4 Rent, Class A
(b)
....... 315,970 9,523,336
American Tower Corp. ............... 479,007 101,482,423
Americold Realty Trust, Inc. ............ 276,153 7,817,891
Apartment Income REIT Corp. .......... 155,389 5,331,397
Apartment Investment and Management Co.,
Class A ....................... 155,525 1,107,338
Apple Hospitality REIT, Inc. ............ 218,911 3,454,416
Armada Hoffler Properties, Inc. ......... 64,646 743,429
Ashford Hospitality Trust, Inc.
(a)
......... 27,669 123,680
AvalonBay Communities, Inc. .......... 144,031 23,263,887
Bluerock Homes Trust, Inc., Class A, NVS
(a)
. 2,821 60,116
Boston Properties, Inc. ............... 143,864 9,722,329
Braemar Hotels & Resorts, Inc. ......... 182,988 752,081
Brandywine Realty Trust .............. 180,927 1,112,701
Brixmor Property Group, Inc. ........... 307,218 6,964,632
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Broadstone Net Lease, Inc. ............ 187,077 $ 3,032,518
Camden Property Trust ............... 109,106 12,206,779
CareTrust REIT, Inc. ................. 99,813 1,854,526
Centerspace ...................... 17,502 1,026,842
Chatham Lodging Trust ............... 34,465 422,886
City Office REIT, Inc. ................ 65,107 545,597
Clipper Realty, Inc. .................. 45,074 288,474
Community Healthcare Trust, Inc. ........ 19,776 707,981
Corporate Office Properties Trust ........ 108,737 2,820,638
Cousins Properties, Inc. .............. 150,020 3,794,006
Crown Castle, Inc. .................. 445,328 60,404,290
CTO Realty Growth, Inc. .............. 30,030 548,948
CubeSmart ....................... 225,694 9,084,183
DiamondRock Hospitality Co. ........... 200,101 1,638,827
Digital Realty Trust, Inc. .............. 296,101 29,690,047
Douglas Emmett, Inc. ................ 173,400 2,718,912
Easterly Government Properties, Inc.
(b)
.... 93,789 1,338,369
EastGroup Properties, Inc. ............ 43,601 6,455,564
Elme Communities .................. 90,474 1,610,437
Empire State Realty Trust, Inc., Class A
(b)
... 128,373 865,234
EPR Properties .................... 83,412 3,146,301
Equinix, Inc. ...................... 95,251 62,392,263
Equity Commonwealth ............... 112,598 2,811,572
Equity LifeStyle Properties, Inc. ......... 180,083 11,633,362
Equity Residential .................. 355,611 20,981,049
Essential Properties Realty Trust, Inc. ..... 157,990 3,708,025
Essex Property Trust, Inc. ............. 67,164 14,233,395
Extra Space Storage, Inc. ............. 137,552 20,244,903
Farmland Partners, Inc. .............. 33,271 414,557
Federal Realty Investment Trust ......... 75,241 7,602,351
First Industrial Realty Trust, Inc.
(b)
........ 135,692 6,548,496
Four Corners Property Trust, Inc. ........ 86,228 2,235,892
Gaming and Leisure Properties, Inc. ...... 265,016 13,804,683
Getty Realty Corp.
(b)
................. 43,403 1,469,192
Gladstone Commercial Corp. ........... 53,846 996,151
Gladstone Land Corp.
(b)
.............. 46,505 853,367
Global Medical REIT, Inc. ............. 55,138 522,708
Global Net Lease, Inc. ............... 107,141 1,346,762
Healthcare Realty Trust, Inc. ........... 380,191 7,326,281
Healthpeak Properties, Inc. ............ 553,379 13,873,212
Hersha Hospitality Trust, Class A ........ 44,702 380,861
Highwoods Properties, Inc. ............ 110,708 3,097,610
Host Hotels & Resorts, Inc. ............ 752,640 12,079,872
Hudson Pacific Properties, Inc. .......... 156,385 1,521,626
Independence Realty Trust, Inc. ......... 225,900 3,808,674
Indus Realty Trust, Inc. ............... 15,856 1,006,697
Industrial Logistics Properties Trust ....... 86,676 283,431
Innovative Industrial Properties, Inc. ...... 31,672 3,209,957
InvenTrust Properties Corp. ............ 61,257 1,449,953
Invitation Homes, Inc. ................ 606,441 17,974,911
Iron Mountain, Inc. .................. 298,678 14,889,098
iStar, Inc. ........................ 115,040 877,755
JBG SMITH Properties ............... 120,919 2,295,043
Kilroy Realty Corp. .................. 111,342 4,305,595
Kimco Realty Corp.
(b)
................ 636,699 13,485,285
Kite Realty Group Trust ............... 238,842 5,027,624
Lamar Advertising Co., Class A ......... 91,791 8,665,070
Life Storage, Inc. ................... 88,773 8,744,141
LTC Properties, Inc. ................. 39,124 1,390,076
LXP Industrial Trust ................. 270,471 2,710,119
Macerich Co. (The) ................. 221,049 2,489,012
Medical Properties Trust, Inc.
(b)
.......... 628,747 7,004,242
Mid-America Apartment Communities, Inc.
(b)
. 119,943 18,829,852
National Health Investors, Inc. .......... 45,557 2,378,987
National Retail Properties, Inc. .......... 182,050 8,330,608

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust ......... 91,816 $ 3,316,394
Necessity Retail REIT, Inc. (The), Class A .. 111,167 659,220
NETSTREIT Corp. .................. 56,716 1,039,604
NexPoint Residential Trust, Inc. ......... 29,256 1,273,221
Office Properties Income Trust .......... 44,102 588,762
Omega Healthcare Investors, Inc.
(b)
....... 240,810 6,730,639
One Liberty Properties, Inc. ............ 17,849 396,605
Orion Office REIT, Inc. ............... 56,203 479,974
Outfront Media, Inc. ................. 145,407 2,410,848
Paramount Group, Inc. ............... 195,123 1,159,031
Park Hotels & Resorts, Inc. ............ 248,642 2,931,489
Pebblebrook Hotel Trust
(b)
............. 137,011 1,834,577
Phillips Edison & Co., Inc. ............. 113,900 3,626,576
Physicians Realty Trust ............... 231,253 3,346,231
Piedmont Office Realty Trust, Inc., Class A .. 127,583 1,169,936
Plymouth Industrial REIT, Inc. .......... 37,458 718,444
Postal Realty Trust, Inc., Class A ........ 60,843 884,049
PotlatchDeltic Corp. ................. 83,116 3,656,273
Power REIT
(a)
..................... 239 944
Prologis, Inc. ...................... 952,615 107,388,289
Public Storage ..................... 162,745 45,599,522
Rayonier, Inc. ..................... 149,561 4,929,531
Realty Income Corp. ................. 645,708 40,957,258
Regency Centers Corp. .............. 157,035 9,814,688
Retail Opportunity Investments Corp. ..... 126,546 1,901,986
Rexford Industrial Realty, Inc. .......... 188,834 10,317,890
RLJ Lodging Trust
(b)
................. 175,446 1,857,973
RPT Realty ....................... 86,827 871,743
Ryman Hospitality Properties, Inc. ....... 55,034 4,500,681
Sabra Health Care REIT, Inc. ........... 257,462 3,200,253
Safehold, Inc. ..................... 20,898 598,101
Saul Centers, Inc. .................. 10,557 429,459
SBA Communications Corp. ........... 110,982 31,109,364
Service Properties Trust .............. 145,466 1,060,447
Simon Property Group, Inc. ............ 338,280 39,741,134
SITE Centers Corp. ................. 190,240 2,598,678
SL Green Realty Corp. ............... 72,038 2,429,121
Sotherly Hotels, Inc.
(a)
................ 11,050 20,000
Spirit Realty Capital, Inc. .............. 143,610 5,734,347
STAG Industrial, Inc. ................ 178,157 5,756,253
STORE Capital Corp. ................ 269,107 8,627,570
Summit Hotel Properties, Inc. ........... 103,393 746,497
Sun Communities, Inc. ............... 127,528 18,236,504
Sunstone Hotel Investors, Inc. .......... 231,831 2,239,487
Tanger Factory Outlet Centers, Inc. ....... 98,970 1,775,522
Terreno Realty Corp.
(b)
............... 68,934 3,920,277
UDR, Inc. ........................ 311,043 12,046,695
UMH Properties, Inc. ................ 50,177 807,850
Uniti Group, Inc. ................... 266,277 1,472,512
Universal Health Realty Income Trust ..... 12,435 593,523
Urban Edge Properties ............... 118,207 1,665,537
Urstadt Biddle Properties, Inc., Class A .... 33,521 635,223
Ventas, Inc. ...................... 411,562 18,540,868
Veris Residential, Inc.
(a)
............... 92,522 1,473,875
VICI Properties, Inc. ................. 986,046 31,947,890
Vornado Realty Trust ................ 164,248 3,418,001
Welltower, Inc. ..................... 486,513 31,890,927
Weyerhaeuser Co. .................. 761,368 23,602,408
Wheeler REIT, Inc.
(a)
................. 736 1,008
Whitestone REIT ................... 33,819 326,015
WP Carey, Inc.
(b)
................... 212,636 16,617,503
Xenia Hotels & Resorts, Inc. ........... 107,938 1,422,623
1,226,562,882
Security
Shares
Shares Value
Food & Staples Retailing — 1.4%
Albertsons Cos., Inc., Class A .......... 165,179 $ 3,425,812
Andersons, Inc. (The) ................ 27,499 962,190
BJ's Wholesale Club Holdings, Inc.
(a)
...... 136,721 9,045,461
Casey's General Stores, Inc. ........... 38,958 8,740,227
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 35,035 1,165,965
Costco Wholesale Corp.
(b)
............. 455,698 208,026,137
Fresh Market, Inc. (The), NVS
(a)(d)
........ 7,280 —
Grocery Outlet Holding Corp.
(a)(b)
......... 86,304 2,519,214
HF Foods Group, Inc.
(a)
............... 35,025 142,202
Ingles Markets, Inc., Class A ........... 14,782 1,425,872
Kroger Co. (The) ................... 676,330 30,150,791
MedAvail Holdings, Inc.
(a)
............. 25 8
Performance Food Group Co.
(a)(b)
........ 160,255 9,357,289
PriceSmart, Inc. .................... 29,856 1,814,648
Rite Aid Corp.
(a)(b)
................... 53,722 179,432
SpartanNash Co. ................... 43,401 1,312,446
Sprouts Farmers Market, Inc.
(a)(b)
........ 109,068 3,530,531
Sysco Corp. ...................... 526,054 40,216,828
United Natural Foods, Inc.
(a)(b)
.......... 68,324 2,644,822
US Foods Holding Corp.
(a)
............. 210,795 7,171,246
Walgreens Boots Alliance, Inc. .......... 734,060 27,424,482
Walmart, Inc. ...................... 1,453,289 206,061,847
Weis Markets, Inc.
(b)
................. 17,229 1,417,774
566,735,224
Food Products — 1.2%
Alico, Inc. ........................ 24,838 592,883
AppHarvest, Inc.
(a)(b)
................. 62,035 35,199
Arcadia Biosciences, Inc.
(a)(b)
........... 28,728 7,785
Archer-Daniels-Midland Co. ............ 565,716 52,526,731
B&G Foods, Inc.
(b)
.................. 81,486 908,569
Benson Hill, Inc.
(a)
.................. 221,031 563,629
Beyond Meat, Inc.
(a)(b)
................ 61,543 757,594
Bridgford Foods Corp.
(a)(b)
............. 641 7,679
Bunge Ltd. ....................... 155,394 15,503,659
Calavo Growers, Inc. ................ 19,898 585,001
Cal-Maine Foods, Inc. ................ 43,198 2,352,131
Campbell Soup Co.
(b)
................ 211,104 11,980,152
Conagra Brands, Inc. ................ 493,539 19,099,959
Darling Ingredients, Inc.
(a)(b)
............ 166,535 10,423,426
Farmer Bros Co.
(a)(b)
................. 6,905 31,832
Flowers Foods, Inc.
(b)
................ 210,824 6,059,082
Fresh Del Monte Produce, Inc. .......... 34,136 894,022
Freshpet, Inc.
(a)(b)
................... 46,212 2,438,607
General Mills, Inc. .................. 613,005 51,400,469
Hain Celestial Group, Inc. (The)
(a)(b)
....... 92,709 1,500,032
Hershey Co. (The) .................. 149,991 34,733,416
Hormel Foods Corp. ................. 294,656 13,421,581
Hostess Brands, Inc., Class A
(a)
......... 137,978 3,096,226
Ingredion, Inc. ..................... 64,824 6,348,214
J & J Snack Foods Corp. .............. 17,117 2,562,586
JM Smucker Co. (The) ............... 111,076 17,601,103
John B Sanfilippo & Son, Inc. ........... 11,135 905,498
Kellogg Co.
(b)
..................... 263,543 18,774,803
Kraft Heinz Co. (The) ................ 818,760 33,331,720
Lamb Weston Holdings, Inc. ........... 150,359 13,436,080
Lancaster Colony Corp. .............. 20,818 4,107,391
Limoneira Co. ..................... 9,922 121,148
McCormick & Co., Inc., NVS ........... 256,982 21,301,238
Mission Produce, Inc.
(a)
............... 52,610 611,328
Mondelez International, Inc., Class A ...... 1,406,157 93,720,364
Pilgrim's Pride Corp.
(a)(b)
.............. 37,001 878,034
Post Holdings, Inc.
(a)
................. 53,993 4,873,408
RiceBran Technologies
(a)(b)
............. 915 695
Rocky Mountain Chocolate Factory, Inc.
(a)
.. 8,414 47,960

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
S&W Seed Co.
(a)(b)
.................. 47,346 $ 70,546
Seaboard Corp.
(b)
................... 260 981,555
Seneca Foods Corp., Class A
(a)
......... 8,547 520,940
Seneca Foods Corp., Class B
(a)
......... 117 7,078
Simply Good Foods Co. (The)
(a)
......... 86,174 3,277,197
Sovos Brands, Inc.
(a)
................. 54,546 783,826
Tattooed Chef, Inc., Class A
(a)(b)
......... 74,357 91,459
Tootsie Roll Industries, Inc. ............ 18,245 776,690
TreeHouse Foods, Inc.
(a)
.............. 56,041 2,767,305
Tyson Foods, Inc., Class A ............ 294,671 18,343,270
Utz Brands, Inc., Class A
(b)
............ 88,511 1,403,785
Vital Farms, Inc.
(a)
.................. 19,909 297,042
Whole Earth Brands, Inc., Class A
(a)
...... 63,286 257,574
477,119,501
Gas Utilities — 0.1%
Atmos Energy Corp.
(b)
................ 143,613 16,094,709
Chesapeake Utilities Corp.
(b)
........... 16,100 1,902,698
National Fuel Gas Co. ............... 91,738 5,807,015
New Jersey Resources Corp. ........... 99,053 4,915,010
Northwest Natural Holding Co. .......... 36,205 1,722,996
ONE Gas, Inc. ..................... 54,871 4,154,832
South Jersey Industries, Inc. ........... 125,386 4,454,965
Southwest Gas Holdings, Inc. .......... 68,777 4,255,921
Spire, Inc. ........................ 53,769 3,702,533
UGI Corp. ........................ 219,649 8,142,388
55,153,067
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories ................. 1,793,302 196,886,627
Accelerate Diagnostics, Inc.
(a)(b)
......... 28,569 20,170
Acutus Medical, Inc.
(a)
................ 19,549 22,481
Aethlon Medical, Inc.
(a)
............... 415 114
Align Technology, Inc.
(a)
............... 74,961 15,809,275
Alphatec Holdings, Inc.
(a)
.............. 71,500 883,025
AngioDynamics, Inc.
(a)
............... 50,018 688,748
Apollo Endosurgery, Inc.
(a)
............. 39,188 390,704
Apyx Medical Corp.
(a)(b)
............... 31,657 74,077
Artivion, Inc.
(a)
..................... 55,090 667,691
Asensus Surgical, Inc.
(a)(b)
............. 231,881 80,486
Aspira Women's Health, Inc.
(a)(b)
......... 43,456 14,453
AtriCure, Inc.
(a)(b)
................... 48,154 2,137,075
Atrion Corp.
(b)
..................... 1,560 872,742
Avanos Medical, Inc.
(a)
............... 52,198 1,412,478
AxoGen, Inc.
(a)
..................... 45,099 450,088
Axonics, Inc.
(a)
..................... 56,532 3,534,946
Baxter International, Inc. .............. 520,429 26,526,266
Becton Dickinson and Co. ............. 292,952 74,497,694
Beyond Air, Inc.
(a)(b)
.................. 16,064 104,255
Biolase, Inc.
(a)(b)
.................... 6,049 3,932
Biomerica, Inc.
(a)(b)
.................. 8,188 27,430
Bioventus, Inc., Class A
(a)(b)
............ 117,295 306,140
Boston Scientific Corp.
(a)
.............. 1,474,883 68,242,836
Butterfly Network, Inc., Class A
(a)(b)
....... 131,781 324,181
Cardiovascular Systems, Inc.
(a)(b)
........ 53,524 728,997
Cerus Corp.
(a)(b)
.................... 219,838 802,409
Chembio Diagnostics, Inc.
(a)(b)
.......... 9,143 2,009
ClearPoint Neuro, Inc.
(a)(b)
............. 78,675 666,377
Co-Diagnostics, Inc.
(a)(b)
............... 35,717 90,007
Conformis, Inc.
(a)(b)
.................. 3,179 10,554
CONMED Corp. .................... 31,346 2,778,509
Cooper Cos., Inc. (The) .............. 51,845 17,143,586
Cutera, Inc.
(a)(b)
.................... 18,324 810,287
CytoSorbents Corp.
(a)(b)
............... 26,783 41,514
Dentsply Sirona, Inc. ................ 221,605 7,055,903
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Dexcom, Inc.
(a)
.................... 397,765 $ 45,042,909
Eargo, Inc.
(a)
...................... 172,457 99,163
Edwards Lifesciences Corp.
(a)
.......... 635,710 47,430,323
Ekso Bionics Holdings, Inc.
(a)
........... 17,522 20,851
ElectroCore, Inc.
(a)(b)
................. 34,216 8,787
Electromed, Inc.
(a)(b)
................. 8,414 88,263
Embecta Corp. .................... 57,754 1,460,599
Enovis Corp.
(a)
..................... 54,287 2,905,440
Envista Holdings Corp.
(a)(b)
............. 166,174 5,595,079
Figs, Inc., Class A
(a)(b)
................ 135,398 911,229
Glaukos Corp.
(a)
.................... 44,036 1,923,493
Globus Medical, Inc., Class A
(a)(b)
........ 79,801 5,926,820
Haemonetics Corp.
(a)
................ 54,005 4,247,493
Helius Medical Technologies, Inc.
(a)
....... 1,941 596
Heska Corp.
(a)
..................... 9,721 604,257
Hologic, Inc.
(a)(b)
.................... 254,676 19,052,312
ICU Medical, Inc.
(a)(b)
................. 20,408 3,213,852
IDEXX Laboratories, Inc.
(a)(b)
........... 85,903 35,044,988
Inari Medical, Inc.
(a)
................. 50,178 3,189,314
Inogen, Inc.
(a)
..................... 18,668 367,946
Inspire Medical Systems, Inc.
(a)
......... 29,727 7,487,637
Insulet Corp.
(a)
..................... 71,535 21,059,189
Integer Holdings Corp.
(a)(b)
............. 37,314 2,554,516
Integra LifeSciences Holdings Corp.
(a)
..... 73,180 4,103,203
Intuitive Surgical, Inc.
(a)
............... 363,883 96,556,354
Invacare Corp.
(a)(b)
.................. 33,688 14,149
InVivo Therapeutics Holdings Corp.
(a)
..... 1 2
iRhythm Technologies, Inc.
(a)
........... 29,511 2,764,295
IRIDEX Corp.
(a)
.................... 9,777 19,652
Kewaunee Scientific Corp.
(a)
........... 262 4,074
KORU Medical Systems, Inc.
(a)(b)
......... 17,684 63,132
Lantheus Holdings, Inc.
(a)
............. 71,544 3,645,882
LeMaitre Vascular, Inc.
(b)
.............. 25,607 1,178,434
LENSAR, Inc.
(a)(b)
................... 11,975 35,446
LivaNova plc
(a)(b)
.................... 56,518 3,139,010
LogicMark, Inc.
(a)
................... 25 11
Masimo Corp.
(a)
.................... 51,953 7,686,446
Medtronic plc ..................... 1,368,585 106,366,426
Meridian Bioscience, Inc.
(a)
............ 39,972 1,327,470
Merit Medical Systems, Inc.
(a)
........... 58,573 4,136,425
Mesa Laboratories, Inc. .............. 5,154 856,646
Microbot Medical, Inc.
(a)
.............. 17 51
Milestone Scientific, Inc.
(a)
............. 9,965 4,783
Motus GI Holdings, Inc.
(a)(b)
............ 530 445
Neogen Corp.
(a)
.................... 229,409 3,493,899
NeuroMetrix, Inc.
(a)
.................. 10 15
Neuronetics, Inc.
(a)
.................. 36,220 248,831
Nevro Corp.
(a)
..................... 36,681 1,452,568
Novocure Ltd.
(a)(b)
................... 94,562 6,936,123
NuVasive, Inc.
(a)
.................... 53,942 2,224,568
Omnicell, Inc.
(a)
.................... 44,588 2,248,127
OraSure Technologies, Inc.
(a)
........... 66,228 319,219
Orthofix Medical, Inc.
(a)
............... 18,517 380,154
OrthoPediatrics Corp.
(a)(b)
.............. 16,104 639,812
Outset Medical, Inc.
(a)(b)
............... 49,646 1,281,860
Owlet, Inc., Class A
(a)(b)
............... 171,855 96,084
Paragon 28, Inc.
(a)(b)
................. 26,055 497,911
PAVmed, Inc.
(a)(b)
................... 128,242 61,556
Penumbra, Inc.
(a)
................... 40,246 8,953,125
Predictive Oncology, Inc.
(a)
............. 6 2
PROCEPT BioRobotics Corp.
(a)(b)
........ 28,784 1,195,687
Pro-Dex, Inc.
(a)(b)
................... 613 9,593
Pulmonx Corp.
(a)
................... 40,030 337,453
QuidelOrtho Corp.
(a)(b)
................ 57,744 4,946,929
Quotient Ltd., NVS
(a)
................. 3,477 1,321

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ResMed, Inc. ..................... 150,796 $ 31,385,172
Rockwell Medical, Inc.
(a)
.............. 5,962 6,051
SeaSpine Holdings Corp.
(a)
............ 54,980 459,083
Senseonics Holdings, Inc.
(a)(b)
........... 390,970 402,699
Shockwave Medical, Inc.
(a)
............. 37,211 7,650,954
SI-BONE, Inc.
(a)(b)
................... 34,400 467,840
Sientra, Inc.
(a)
..................... 47,850 9,709
Sight Sciences, Inc.
(a)(b)
............... 26,615 324,969
Silk Road Medical, Inc.
(a)
.............. 35,480 1,875,118
SmileDirectClub, Inc., Class A
(a)(b)
........ 77,352 27,243
STAAR Surgical Co.
(a)
................ 47,341 2,297,932
Stereotaxis, Inc.
(a)(b)
................. 42,702 88,393
STERIS plc ....................... 101,933 18,826,006
Strata Skin Sciences, Inc.
(a)
............ 1,191 941
Stryker Corp. ..................... 345,666 84,511,880
Surgalign Holdings, Inc.
(a)
............. 1,805 3,538
Surmodics, Inc.
(a)
................... 10,324 352,255
Tactile Systems Technology, Inc.
(a)
....... 18,182 208,729
Tandem Diabetes Care, Inc.
(a)
.......... 69,631 3,129,913
Tela Bio, Inc.
(a)
..................... 3,109 35,754
Teleflex, Inc.
(b)
..................... 47,465 11,848,688
TransMedics Group, Inc.
(a)
............. 38,334 2,365,975
Treace Medical Concepts, Inc.
(a)
......... 25,574 587,946
UFP Technologies, Inc.
(a)(b)
............. 8,596 1,013,382
Vapotherm, Inc.
(a)
................... 45,739 123,495
Varex Imaging Corp.
(a)
............... 37,835 768,051
Venus Concept, Inc.
(a)(b)
............... 16,073 5,143
ViewRay, Inc.
(a)
.................... 142,751 639,525
Vivani Medical, Inc.
(a)(b)
............... 298,236 253,411
VolitionRX Ltd.
(a)(b)
.................. 9,957 24,196
Xtant Medical Holdings, Inc.
(a)
.......... 143 94
Zimmer Biomet Holdings, Inc. .......... 213,758 27,254,145
Zimvie, Inc.
(a)
...................... 21,239 198,372
Zomedica Corp.
(a)(b)
................. 1,053,875 171,782
Zynex, Inc. ....................... 16,932 235,524
1,097,124,203
Health Care Providers & Services — 3.4%
1Life Healthcare, Inc.
(a)
............... 194,861 3,256,127
23andMe Holding Co., Class A
(a)(b)
....... 379,236 819,150
Acadia Healthcare Co., Inc.
(a)
........... 91,785 7,555,741
Accolade, Inc.
(a)(b)
................... 58,272 453,939
AdaptHealth Corp.
(a)
................. 78,615 1,510,980
Addus HomeCare Corp.
(a)(b)
............ 16,791 1,670,537
Agiliti, Inc.
(a)(b)
..................... 36,696 598,512
agilon health, Inc.
(a)(b)
................ 198,588 3,205,210
AlerisLife, Inc.
(a)
.................... 17,507 9,629
Alignment Healthcare, Inc.
(a)
........... 85,029 999,941
Amedisys, Inc.
(a)
................... 35,028 2,926,239
American Shared Hospital Services
(a)
..... 709 2,077
AmerisourceBergen Corp. ............. 166,751 27,632,308
AMN Healthcare Services, Inc.
(a)
......... 46,643 4,795,833
Apollo Medical Holdings, Inc.
(a)
.......... 38,210 1,130,634
Brookdale Senior Living, Inc.
(a)(b)
......... 238,200 650,286
Cano Health, Inc., Class A
(a)(b)
.......... 236,253 323,667
Cardinal Health, Inc. ................. 269,999 20,754,823
CareMax, Inc., Class A
(a)
.............. 98,628 359,992
Castle Biosciences, Inc.
(a)
............. 28,043 660,132
Centene Corp.
(a)
................... 583,099 47,819,949
Chemed Corp.
(b)
................... 15,399 7,860,112
Cigna Corp. ...................... 314,882 104,333,002
Clover Health Investments Corp.
(a)(b)
...... 280,312 260,550
Community Health Systems, Inc.
(a)
....... 128,218 553,902
CorVel Corp.
(a)
..................... 9,388 1,364,358
Cross Country Healthcare, Inc.
(a)
........ 36,136 960,134
Security
Shares
Shares Value
Health Care Providers & Services (continued)
CVS Health Corp. .................. 1,351,175 $ 125,915,998
DaVita, Inc.
(a)(b)
.................... 60,522 4,519,178
DocGo, Inc.
(a)
..................... 100,728 712,147
Elevance Health, Inc. ................ 245,950 126,164,972
Encompass Health Corp. ............. 103,114 6,167,248
Enhabit, Inc.
(a)
..................... 51,321 675,384
Ensign Group, Inc. (The) .............. 59,168 5,597,885
Enzo Biochem, Inc.
(a)(b)
............... 37,930 54,240
Fulgent Genetics, Inc.
(a)(b)
............. 18,204 542,115
Great Elm Group, Inc.
(a)
.............. 7,117 14,376
Guardant Health, Inc.
(a)(b)
.............. 113,669 3,091,797
HCA Healthcare, Inc. ................ 219,629 52,702,175
HealthEquity, Inc.
(a)
.................. 86,008 5,301,533
Henry Schein, Inc.
(a)(b)
................ 141,280 11,284,034
Hims & Hers Health, Inc., Class A
(a)(b)
..... 176,217 1,129,551
Humana, Inc. ..................... 130,179 66,676,382
Invitae Corp.
(a)(b)
.................... 218,176 405,807
Laboratory Corp. of America Holdings ..... 92,834 21,860,550
LHC Group, Inc.
(a)
.................. 31,902 5,158,234
LifeStance Health Group, Inc.
(a)(b)
........ 61,846 305,519
McKesson Corp. ................... 146,018 54,774,272
ModivCare, Inc.
(a)
................... 14,144 1,269,141
Molina Healthcare, Inc.
(a)
.............. 60,298 19,911,606
National HealthCare Corp. ............. 12,992 773,024
National Research Corp. .............. 9,698 361,735
Oak Street Health, Inc.
(a)(b)
............. 120,170 2,584,857
Ontrak, Inc.
(a)(b)
.................... 22,303 8,199
OPKO Health, Inc.
(a)
................. 432,323 540,404
Option Care Health, Inc.
(a)
............. 159,122 4,787,981
Owens & Minor, Inc.
(a)
................ 84,934 1,658,761
Patterson Cos., Inc. ................. 93,362 2,616,937
Pediatrix Medical Group, Inc.
(a)(b)
......... 92,891 1,380,360
Pennant Group, Inc. (The)
(a)
............ 25,653 281,670
PetIQ, Inc., Class A
(a)(b)
............... 20,252 186,723
Premier, Inc., Class A ................ 124,152 4,342,837
Privia Health Group, Inc.
(a)(b)
............ 48,280 1,096,439
Progyny, Inc.
(a)(b)
................... 70,490 2,195,764
Psychemedics Corp. ................ 8,438 41,684
Quest Diagnostics, Inc. ............... 118,380 18,519,367
R1 RCM, Inc.
(a)(b)
................... 135,923 1,488,357
RadNet, Inc.
(a)
..................... 55,696 1,048,756
Regional Health Properties, Inc.
(a)
........ 885 2,938
Select Medical Holdings Corp.
(b)
......... 104,310 2,590,017
Sema4 Holdings Corp., Class A
(a)(b)
....... 970,051 255,899
Signify Health, Inc., Class A
(a)(b)
......... 78,190 2,240,925
Sonida Senior Living, Inc.
(a)(b)
........... 3,069 38,363
Star Equity Holdings, Inc.
(a)(b)
........... 1,268 1,084
Surgery Partners, Inc.
(a)
.............. 73,618 2,050,998
Talkspace, Inc.
(a)
................... 200,462 122,342
Tenet Healthcare Corp.
(a)
.............. 117,993 5,756,879
UnitedHealth Group, Inc. .............. 962,047 510,058,078
Universal Health Services, Inc., Class B ... 68,633 9,669,703
US Physical Therapy, Inc. ............. 16,505 1,337,400
1,334,740,389
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.
(a)(b)
.... 129,458 2,283,639
American Well Corp., Class A
(a)(b)
........ 183,119 518,227
CareCloud, Inc.
(a)
................... 7,127 20,027
Certara, Inc.
(a)(b)
.................... 103,894 1,669,576
Computer Programs & Systems, Inc.
(a)
..... 9,420 256,412
Definitive Healthcare Corp., Class A
(a)(b)
.... 40,820 448,612
Doximity, Inc., Class A
(a)(b)
............. 117,448 3,941,555
Evolent Health, Inc., Class A
(a)(b)
......... 94,733 2,660,103
GoodRx Holdings, Inc., Class A
(a)(b)
....... 64,637 301,208

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Health Catalyst, Inc.
(a)
................ 68,052 $ 723,393
HealthStream, Inc.
(a)
................. 26,983 670,258
HTG Molecular Diagnostics, Inc.
(a)(b)
...... 4,823 19,244
iCAD, Inc.
(a)(b)
..................... 24,495 44,826
Multiplan Corp., Class A
(a)(b)
............ 268,613 308,905
NantHealth, Inc.
(a)(b)
................. 2,318 8,461
NextGen Healthcare, Inc.
(a)
............ 46,659 876,256
OptimizeRx Corp.
(a)
................. 24,847 417,430
Phreesia, Inc.
(a)
.................... 54,999 1,779,768
Schrodinger, Inc.
(a)
.................. 49,664 928,220
SCWorx Corp.
(a)
.................... 5,857 2,319
Sharecare, Inc., Class A
(a)(b)
............ 288,888 462,221
Simulations Plus, Inc. ................ 19,815 724,634
Streamline Health Solutions, Inc.
(a)(b)
...... 19,425 30,691
Tabula Rasa HealthCare, Inc.
(a)(b)
........ 28,231 139,743
Teladoc Health, Inc.
(a)(b)
............... 162,636 3,846,341
Veeva Systems, Inc., Class A
(a)
......... 145,357 23,457,713
46,539,782
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc., Class A
(a)(b)
..... 64,151 493,963
Airbnb, Inc., Class A
(a)(b)
............... 412,416 35,261,568
Allied Gaming & Entertainment, Inc.
(a)
..... 7,970 8,368
Aramark ......................... 260,201 10,756,709
Ark Restaurants Corp. ............... 295 4,885
Bally's Corp.
(a)(b)
.................... 26,073 505,295
BJ's Restaurants, Inc.
(a)
............... 26,971 711,495
Bloomin' Brands, Inc. ................ 90,810 1,827,097
Booking Holdings, Inc.
(a)(b)
............. 39,907 80,423,779
Bowlero Corp.
(a)
.................... 35,348 476,491
Boyd Gaming Corp. ................. 81,755 4,458,100
Brinker International, Inc.
(a)
............ 42,867 1,367,886
Caesars Entertainment, Inc.
(a)
.......... 219,613 9,135,901
Canterbury Park Holding Corp.
(b)
........ 598 18,693
Carnival Corp.
(a)(b)
................... 1,030,896 8,309,022
Cheesecake Factory, Inc. (The) ......... 46,067 1,460,785
Chipotle Mexican Grill, Inc.
(a)
........... 28,341 39,322,854
Choice Hotels International, Inc. ......... 30,675 3,455,232
Churchill Downs, Inc. ................ 33,119 7,002,350
Chuy's Holdings, Inc.
(a)
............... 18,237 516,107
Cracker Barrel Old Country Store, Inc. ..... 26,897 2,548,222
Darden Restaurants, Inc. ............. 127,750 17,671,658
Dave & Buster's Entertainment, Inc.
(a)
..... 46,968 1,664,546
Denny's Corp.
(a)
.................... 82,568 760,451
Dine Brands Global, Inc. .............. 18,247 1,178,756
Domino's Pizza, Inc. ................. 37,493 12,987,575
DraftKings, Inc., Class A
(a)(b)
............ 482,557 5,496,324
Dutch Bros, Inc., Class A
(a)(b)
........... 24,631 694,348
Everi Holdings, Inc.
(a)
................ 81,560 1,170,386
Expedia Group, Inc.
(a)
................ 156,322 13,693,807
Fiesta Restaurant Group, Inc.
(a)
......... 36,569 268,782
Flanigan's Enterprises, Inc. ............ 198 5,124
Full House Resorts, Inc.
(a)
............. 21,623 162,605
GAN Ltd.
(a)
....................... 60,989 91,483
Golden Entertainment, Inc.
(a)
........... 19,630 734,162
Hilton Grand Vacations, Inc.
(a)
.......... 81,816 3,153,189
Hilton Worldwide Holdings, Inc. ......... 277,288 35,038,112
Hyatt Hotels Corp., Class A
(a)
........... 49,547 4,481,526
Inspired Entertainment, Inc.
(a)
........... 24,634 312,113
Jack in the Box, Inc. ................. 26,650 1,818,329
Krispy Kreme, Inc. .................. 68,519 707,116
Kura Sushi USA, Inc., Class A
(a)(b)
........ 3,208 152,957
Las Vegas Sands Corp.
(a)
............. 343,410 16,507,719
Life Time Group Holdings, Inc.
(a)(b)
........ 57,513 687,855
Light & Wonder, Inc., Class A
(a)
.......... 100,078 5,864,571
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 25,099 $ 193,262
Marriott International, Inc., Class A ....... 277,096 41,256,823
Marriott Vacations Worldwide Corp. ....... 38,928 5,239,320
McDonald's Corp. .................. 754,183 198,749,846
Membership Collective Group, Inc., Class A
(a)(b)
66,743 249,619
MGM Resorts International ............ 328,405 11,011,420
Monarch Casino & Resort, Inc.
(a)
......... 13,685 1,052,240
Noodles & Co., Class A
(a)
............. 18,824 103,344
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 434,065 5,312,956
ONE Group Hospitality, Inc. (The)
(a)
....... 17,819 112,260
Papa John's International, Inc. .......... 34,781 2,862,824
Penn Entertainment, Inc.
(a)(b)
........... 158,685 4,712,945
Planet Fitness, Inc., Class A
(a)
.......... 85,492 6,736,770
Playa Hotels & Resorts NV
(a)(b)
.......... 172,836 1,128,619
Portillo's, Inc., Class A
(a)
.............. 49,695 811,022
Rave Restaurant Group, Inc.
(a)(b)
......... 3,285 5,190
RCI Hospitality Holdings, Inc.
(b)
.......... 9,389 874,961
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 19,114 106,656
Red Rock Resorts, Inc., Class A ......... 50,322 2,013,383
Royal Caribbean Cruises Ltd.
(a)
......... 225,975 11,169,944
Rush Street Interactive, Inc., Class A
(a)
.... 57,976 208,134
Ruth's Hospitality Group, Inc. ........... 36,410 563,627
SeaWorld Entertainment, Inc.
(a)(b)
........ 40,566 2,170,687
Shake Shack, Inc., Class A
(a)
........... 39,945 1,658,916
Six Flags Entertainment Corp.
(a)
......... 75,579 1,757,212
Starbucks Corp. .................... 1,179,629 117,019,197
Sweetgreen, Inc., Class A
(a)(b)
........... 72,470 621,068
Target Hospitality Corp.
(a)(b)
............ 14,953 226,388
Texas Roadhouse, Inc. ............... 68,854 6,262,271
Travel + Leisure Co. ................. 92,415 3,363,906
Vacasa, Inc., Class A
(a)(b)
.............. 135,388 170,589
Vail Resorts, Inc. ................... 41,693 9,937,527
Wendy's Co. (The) .................. 175,589 3,973,579
Wingstop, Inc.
(b)
.................... 30,770 4,234,567
Wyndham Hotels & Resorts, Inc. ........ 94,181 6,716,047
Wynn Resorts Ltd.
(a)
................. 109,217 9,007,126
Xponential Fitness, Inc., Class A
(a)(b)
...... 18,618 426,911
Yum! Brands, Inc. .................. 291,817 37,375,921
832,765,373
Household Durables — 0.4%
Aterian, Inc.
(a)(b)
.................... 41,263 31,785
Bassett Furniture Industries, Inc. ........ 19,339 336,112
Beazer Homes USA, Inc.
(a)(b)
........... 29,697 378,934
Cavco Industries, Inc.
(a)
............... 9,105 2,060,006
Century Communities, Inc. ............ 29,213 1,460,942
Cricut, Inc., Class A
(a)(b)
............... 28,755 266,559
DR Horton, Inc. .................... 322,348 28,734,101
Emerson Radio Corp.
(a)
............... 18,608 9,866
Ethan Allen Interiors, Inc. ............. 17,800 470,276
Flexsteel Industries, Inc. .............. 40,148 618,279
Garmin Ltd. ....................... 156,230 14,418,467
GoPro, Inc., Class A
(a)
................ 118,568 590,469
Green Brick Partners, Inc.
(a)
............ 29,236 708,388
Hamilton Beach Brands Holding Co., Class A 28 347
Helen of Troy Ltd.
(a)
................. 24,386 2,704,651
Hooker Furnishings Corp. ............. 9,967 186,383
Installed Building Products, Inc. ......... 25,843 2,212,161
iRobot Corp.
(a)(b)
.................... 27,904 1,343,019
KB Home ........................ 84,388 2,687,758
La-Z-Boy, Inc. ..................... 47,017 1,072,928
Leggett & Platt, Inc.
(b)
................ 138,928 4,477,649
Lennar Corp., Class A ................ 260,079 23,537,150
Lennar Corp., Class B ............... 16,531 1,236,188
LGI Homes, Inc.
(a)(b)
................. 19,811 1,834,499

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Lovesac Co. (The)
(a)(b)
................ 20,004 $ 440,288
M/I Homes, Inc.
(a)
................... 28,181 1,301,399
MDC Holdings, Inc. ................. 56,325 1,779,870
Meritage Homes Corp.
(a)
.............. 36,950 3,406,790
Mohawk Industries, Inc.
(a)
............. 51,937 5,309,000
Nephros, Inc.
(a)
.................... 4,131 4,627
Newell Brands, Inc. ................. 387,376 5,066,878
Nova Lifestyle, Inc.
(a)
................ 2,790 1,213
NVR, Inc.
(a)
....................... 3,103 14,312,836
PulteGroup, Inc. ................... 238,310 10,850,254
Purple Innovation, Inc.
(a)(b)
............. 55,461 265,658
Skyline Champion Corp.
(a)
............. 53,050 2,732,605
Sonos, Inc.
(a)
...................... 127,176 2,149,274
Taylor Morrison Home Corp.
(a)(b)
......... 111,665 3,389,033
Tempur Sealy International, Inc.
(b)
........ 170,190 5,842,623
Toll Brothers, Inc. ................... 108,604 5,421,512
TopBuild Corp.
(a)
................... 33,706 5,274,652
Traeger, Inc.
(a)(b)
.................... 41,064 115,800
TRI Pointe Homes, Inc.
(a)
.............. 107,929 2,006,400
Tupperware Brands Corp.
(a)
............ 48,824 202,131
Vizio Holding Corp., Class A
(a)
.......... 83,189 616,430
Vuzix Corp.
(a)(b)
.................... 62,666 228,104
Whirlpool Corp. .................... 56,223 7,953,306
Yunhong CTI Ltd.
(a)
................. 230 246
170,047,846
Household Products — 1.4%
Central Garden & Pet Co.
(a)
............ 9,955 372,815
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 45,582 1,631,835
Church & Dwight Co., Inc. ............. 251,083 20,239,801
Clorox Co. (The) ................... 126,942 17,813,771
Colgate-Palmolive Co. ............... 859,920 67,753,097
Energizer Holdings, Inc. .............. 66,969 2,246,810
Kimberly-Clark Corp. ................ 347,484 47,170,953
Procter & Gamble Co. (The) ........... 2,441,024 369,961,597
Reynolds Consumer Products, Inc.
(b)
...... 49,761 1,491,835
Spectrum Brands Holdings, Inc. ......... 46,238 2,816,819
WD-40 Co. ....................... 12,856 2,072,516
533,571,849
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 700,998 20,160,702
Clearway Energy, Inc., Class A .......... 36,360 1,087,891
Clearway Energy, Inc., Class C ......... 96,566 3,077,559
Montauk Renewables, Inc.
(a)(b)
.......... 80,730 890,452
Ormat Technologies, Inc.
(b)
............ 51,122 4,421,030
Sunnova Energy International, Inc.
(a)(b)
..... 94,483 1,701,639
Vistra Corp. ...................... 385,314 8,939,285
40,278,558
Industrial Conglomerates — 0.8%
3M Co. .......................... 567,113 68,008,191
General Electric Co. ................. 1,129,708 94,658,233
Honeywell International, Inc. ........... 693,098 148,530,902
311,197,326
Insurance — 2.5%
Aflac, Inc. ........................ 582,659 41,916,489
Allstate Corp. (The) ................. 273,120 37,035,072
Ambac Financial Group, Inc.
(a)
.......... 44,580 777,475
American Equity Investment Life Holding Co. 71,560 3,264,567
American Financial Group, Inc. ......... 71,110 9,761,981
American International Group, Inc. ....... 765,147 48,387,896
AMERISAFE, Inc. .................. 19,767 1,027,291
Aon plc, Class A ................... 212,982 63,924,418
Arch Capital Group Ltd.
(a)
............. 383,421 24,071,170
Security
Shares
Shares Value
Insurance (continued)
Argo Group International Holdings Ltd. .... 38,754 $ 1,001,791
Arthur J Gallagher & Co.
(b)
............. 217,876 41,078,341
Assurant, Inc. ..................... 54,324 6,793,759
Assured Guaranty Ltd. ............... 64,047 3,987,566
Atlantic American Corp. .............. 749 1,730
Axis Capital Holdings Ltd. ............. 77,479 4,197,037
Brighthouse Financial, Inc.
(a)
........... 75,060 3,848,326
Brown & Brown, Inc. ................. 243,176 13,853,737
BRP Group, Inc., Class A
(a)(b)
........... 76,661 1,927,258
Chubb Ltd. ....................... 427,390 94,282,234
Cincinnati Financial Corp. ............. 161,894 16,576,327
CNA Financial Corp. ................. 27,643 1,168,746
CNO Financial Group, Inc. ............. 131,470 3,004,090
Conifer Holdings, Inc.
(a)
............... 833 1,308
Donegal Group, Inc., Class A ........... 10,879 154,482
eHealth, Inc.
(a)
..................... 26,444 127,989
Employers Holdings, Inc. .............. 20,555 886,537
Enstar Group Ltd.
(a)
................. 14,634 3,381,039
Erie Indemnity Co., Class A, NVS ........ 26,353 6,554,518
Everest Re Group Ltd. ............... 40,460 13,403,184
F&G Annuities & Life, Inc.
(a)
............ 19,283 385,853
FG Financial Group, Inc., NVS
(a)(b)
........ 8,480 24,168
Fidelity National Financial, Inc. .......... 280,170 10,539,995
First American Financial Corp. .......... 111,016 5,810,577
Genworth Financial, Inc., Class A
(a)
....... 438,516 2,319,750
Globe Life, Inc. .................... 93,136 11,227,545
GoHealth, Inc., Class A
(a)(b)
............ 3,681 38,467
Goosehead Insurance, Inc., Class A
(a)
..... 23,845 818,837
Hagerty, Inc., Class A
(a)(b)
.............. 70,446 592,451
Hanover Insurance Group, Inc. (The) ..... 36,969 4,995,621
Hartford Financial Services Group, Inc. (The) 329,833 25,011,236
HCI Group, Inc. .................... 8,201 324,678
Hippo Holdings, Inc.
(a)(b)
............... 15,552 211,507
Horace Mann Educators Corp. .......... 20,403 762,460
ICC Holdings, Inc.
(a)(b)
................ 1,139 17,712
James River Group Holdings Ltd. ........ 23,359 488,437
Kemper Corp. ..................... 65,132 3,204,494
Kingstone Cos., Inc. ................. 8,485 11,455
Kinsale Capital Group, Inc.
(b)
........... 22,204 5,806,790
Lemonade, Inc.
(a)(b)
.................. 42,333 579,115
Lincoln National Corp. ............... 157,443 4,836,649
Loews Corp. ...................... 203,025 11,842,448
Markel Corp.
(a)(b)
.................... 14,209 18,720,215
Marsh & McLennan Cos., Inc. .......... 510,693 84,509,478
MBIA, Inc.
(a)
...................... 73,706 947,122
Mercury General Corp. ............... 29,962 1,024,700
MetLife, Inc. ...................... 678,682 49,116,216
National Western Life Group, Inc., Class A
(b)
. 2,907 816,867
Old Republic International Corp. ......... 306,405 7,399,681
Oscar Health, Inc., Class A
(a)(b)
.......... 184,045 452,751
Palomar Holdings, Inc.
(a)
.............. 25,368 1,145,619
Primerica, Inc.
(b)
.................... 37,696 5,346,047
Principal Financial Group, Inc.
(b)
......... 231,768 19,449,971
ProAssurance Corp. ................. 36,192 632,274
Progressive Corp. (The) .............. 602,620 78,165,840
Prudential Financial, Inc. .............. 382,800 38,073,288
Reinsurance Group of America, Inc. ...... 71,325 10,134,569
RenaissanceRe Holdings Ltd.
(b)
......... 45,011 8,292,377
RLI Corp. ........................ 41,534 5,452,168
Root, Inc., Class A
(a)(b)
................ 3,123 14,022
Ryan Specialty Holdings, Inc.
(a)(b)
........ 85,857 3,563,924
Safety Insurance Group, Inc. ........... 11,476 966,968
Selective Insurance Group, Inc. ......... 62,929 5,576,139
Selectquote, Inc.
(a)
.................. 126,787 85,188
SiriusPoint Ltd.
(a)
................... 84,699 499,724

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Stewart Information Services Corp. ....... 16,242 $ 694,021
Tiptree, Inc. ...................... 36,199 500,994
Travelers Cos., Inc. (The) ............. 241,286 45,238,712
Trupanion, Inc.
(a)(b)
.................. 34,952 1,661,269
Unico American Corp.
(a)
.............. 619 997
United Fire Group, Inc. ............... 20,329 556,201
United Insurance Holdings Corp. ........ 10,533 11,165
Universal Insurance Holdings, Inc. ....... 26,582 281,503
Unum Group ...................... 195,243 8,010,820
White Mountains Insurance Group Ltd. .... 2,585 3,656,043
Willis Towers Watson plc .............. 112,670 27,556,829
WR Berkley Corp. .................. 210,445 15,271,994
980,072,299
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A
(a)
.............. 6,150,022 542,616,441
Alphabet, Inc., Class C, NVS
(a)
.......... 5,452,235 483,776,812
Angi, Inc., Class A
(a)(b)
................ 71,790 168,707
Bumble, Inc., Class A
(a)(b)
.............. 81,392 1,713,302
Cargurus, Inc., Class A
(a)(b)
............. 90,285 1,264,893
Cars.com, Inc.
(a)
.................... 73,717 1,015,083
DHI Group, Inc.
(a)(b)
.................. 37,933 200,666
Eventbrite, Inc., Class A
(a)(b)
............ 82,793 485,167
EverQuote, Inc., Class A
(a)(b)
............ 16,113 237,506
fuboTV, Inc.
(a)(b)
.................... 198,281 345,009
IAC, Inc.
(a)(b)
...................... 86,642 3,846,905
IZEA Worldwide, Inc.
(a)(b)
.............. 40,026 21,734
Liberty TripAdvisor Holdings, Inc., Class A
(a)(b)
73,195 49,011
Match Group, Inc.
(a)
................. 293,667 12,184,244
MediaAlpha, Inc., Class A
(a)
............ 18,970 188,752
Meta Platforms, Inc., Class A
(a)
.......... 2,315,513 278,648,834
Pinterest, Inc., Class A
(a)
.............. 604,915 14,687,336
QuinStreet, Inc.
(a)(b)
.................. 42,523 610,205
Shutterstock, Inc. ................... 24,684 1,301,340
Snap, Inc., Class A, NVS
(a)(b)
........... 1,035,746 9,269,927
Super League Gaming, Inc.
(a)(b)
.......... 24,821 8,439
Travelzoo
(a)(b)
...................... 8,965 39,894
TripAdvisor, Inc.
(a)
.................. 107,812 1,938,460
TrueCar, Inc.
(a)
..................... 83,548 209,705
Vimeo, Inc.
(a)(b)
..................... 160,567 550,745
Vinco Ventures, Inc.
(a)(b)
............... 581,755 269,934
Yelp, Inc.
(a)
....................... 75,036 2,051,484
Zedge, Inc., Class B
(a)
................ 10,157 17,876
Ziff Davis, Inc.
(a)(b)
................... 46,804 3,702,196
ZipRecruiter, Inc., Class A
(a)(b)
........... 42,441 696,881
ZoomInfo Technologies, Inc.
(a)(b)
......... 278,808 8,394,909
1,370,512,397
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.
(a)
................. 9,138,369 767,622,996
CarParts.com, Inc.
(a)(b)
................ 34,727 217,391
Chewy, Inc., Class A
(a)(b)
.............. 95,337 3,535,096
ContextLogic, Inc., Class A
(a)(b)
.......... 1,067,942 520,835
DoorDash, Inc., Class A
(a)(b)
............ 273,201 13,337,673
eBay, Inc. ........................ 558,817 23,174,141
Etsy, Inc.
(a)(b)
...................... 130,096 15,582,899
Groupon, Inc.
(a)(b)
................... 72 618
iMedia Brands, Inc., Class A
(a)(b)
......... 2,509 1,606
Liquidity Services, Inc.
(a)
.............. 27,367 384,780
Overstock.com, Inc.
(a)(b)
............... 46,411 898,517
PetMed Express, Inc. ................ 25,936 459,067
Porch Group, Inc.
(a)(b)
................ 86,222 162,097
Poshmark, Inc., Class A
(a)
............. 36,611 654,605
Qurate Retail, Inc.
(a)
................. 371,813 606,055
RealReal, Inc. (The)
(a)
................ 468 585
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Remark Holdings, Inc.
(a)(b)
............. 5,338 $ 5,872
Revolve Group, Inc., Class A
(a)(b)
......... 40,622 904,246
Stitch Fix, Inc., Class A
(a)(b)
............. 74,047 230,286
ThredUp, Inc., Class A
(a)(b)
............. 77,215 101,151
Waitr Holdings, Inc.
(a)(b)
............... 3,661 1,274
Wayfair, Inc., Class A
(a)(b)
.............. 79,247 2,606,434
Xometry, Inc., Class A
(a)
.............. 30,912 996,294
832,004,518
IT Services — 4.4%
Accenture plc, Class A ............... 648,745 173,111,116
Affirm Holdings, Inc., Class A
(a)(b)
......... 224,690 2,172,752
Akamai Technologies, Inc.
(a)
............ 161,953 13,652,638
Automatic Data Processing, Inc. ......... 426,048 101,765,825
AvidXchange Holdings, Inc.
(a)
........... 121,399 1,206,706
BigCommerce Holdings, Inc.
(a)(b)
......... 60,564 529,329
Block, Inc., Class A
(a)(b)
............... 550,120 34,569,541
Brightcove, Inc.
(a)(b)
.................. 36,248 189,577
Broadridge Financial Solutions, Inc. ...... 121,500 16,296,795
Cass Information Systems, Inc. ......... 10,752 492,657
Cloudflare, Inc., Class A
(a)(b)
............ 299,620 13,545,820
Cognizant Technology Solutions Corp., Class A 533,490 30,510,293
Concentrix Corp.
(b)
.................. 43,740 5,824,418
Conduent, Inc.
(a)(b)
.................. 183,545 743,357
CSG Systems International, Inc. ......... 31,175 1,783,210
CSP, Inc. ........................ 681 6,422
DigitalOcean Holdings, Inc.
(a)(b)
.......... 62,423 1,589,914
DXC Technology Co.
(a)
............... 243,504 6,452,856
Edgio, Inc.
(a)
...................... 163,748 185,035
EPAM Systems, Inc.
(a)
................ 59,216 19,407,452
Euronet Worldwide, Inc.
(a)(b)
............ 51,660 4,875,671
EVERTEC, Inc. .................... 64,541 2,089,838
Evo Payments, Inc., Class A
(a)
.......... 45,380 1,535,659
Exela Technologies, Inc.
(a)(b)
............ 32,752 2,686
ExlService Holdings, Inc.
(a)
............ 36,287 6,148,106
Fastly, Inc., Class A
(a)(b)
............... 108,369 887,542
Fidelity National Information Services, Inc. .. 611,076 41,461,507
Fiserv, Inc.
(a)
...................... 653,940 66,093,716
FleetCor Technologies, Inc.
(a)
........... 75,764 13,916,331
Flywire Corp.
(a)
.................... 64,847 1,586,806
Gartner, Inc.
(a)
..................... 81,766 27,484,823
Genpact Ltd.
(b)
..................... 173,563 8,039,438
Global Payments, Inc. ............... 278,463 27,656,945
GoDaddy, Inc., Class A
(a)(b)
............. 163,024 12,197,456
Grid Dynamics Holdings, Inc., Class A
(a)
.... 44,478 499,043
Hackett Group, Inc. (The) ............. 27,077 551,558
I3 Verticals, Inc., Class A
(a)
............. 34,431 838,051
Inpixon
(a)
........................ 1 2
International Business Machines Corp. .... 930,908 131,155,628
International Money Express, Inc.
(a)(b)
...... 48,222 1,175,170
Jack Henry & Associates, Inc. .......... 75,898 13,324,653
Kyndryl Holdings, Inc.
(a)(b)
............. 245,203 2,726,657
Marqeta, Inc., Class A
(a)
.............. 453,772 2,772,547
Mastercard, Inc., Class A .............. 874,639 304,138,219
Maximus, Inc. ..................... 64,757 4,748,631
MoneyGram International, Inc.
(a)(b)
........ 92,993 1,012,694
MongoDB, Inc., Class A
(a)
............. 71,819 14,136,852
Okta, Inc., Class A
(a)
................. 153,616 10,496,581
Paya Holdings, Inc., Class A
(a)
.......... 63,926 503,098
Paychex, Inc. ..................... 330,238 38,162,303
Payoneer Global, Inc.
(a)
............... 196,264 1,073,564
PayPal Holdings, Inc.
(a)
............... 1,173,945 83,608,363
Paysign, Inc.
(a)(b)
.................... 34,471 88,935
Perficient, Inc.
(a)
.................... 36,773 2,567,859
PFSweb, Inc. ..................... 17,669 108,664

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Rackspace Technology, Inc.
(a)
.......... 40,316 $ 118,932
Remitly Global, Inc.
(a)(b)
............... 96,345 1,103,150
Repay Holdings Corp., Class A
(a)(b)
....... 92,411 743,909
Sabre Corp.
(a)(b)
.................... 331,850 2,050,833
Shift4 Payments, Inc., Class A
(a)(b)
........ 51,277 2,867,923
Snowflake, Inc., Class A
(a)(b)
............ 293,420 42,117,507
Squarespace, Inc., Class A
(a)
........... 56,128 1,244,358
SS&C Technologies Holdings, Inc. ....... 228,528 11,897,168
TaskUS, Inc., Class A
(a)(b)
.............. 41,903 708,161
Thoughtworks Holding, Inc.
(a)(b)
.......... 51,303 522,778
Toast, Inc., Class A
(a)(b)
............... 330,379 5,956,733
TTEC Holdings, Inc. ................. 17,935 791,472
Tucows, Inc., Class A
(a)(b)
.............. 9,836 333,637
Twilio, Inc., Class A
(a)
................ 183,512 8,984,747
Unisys Corp.
(a)
..................... 62,290 318,302
Usio, Inc.
(a)
....................... 7,843 12,549
VeriSign, Inc.
(a)
.................... 94,941 19,504,679
Verra Mobility Corp., Class A
(a)(b)
......... 143,397 1,983,180
Visa, Inc., Class A
(b)
................. 1,683,428 349,749,001
Western Union Co. (The) ............. 400,719 5,517,901
WEX, Inc.
(a)(b)
...................... 44,686 7,312,864
1,715,541,093
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
............ 33,350 1,416,041
American Outdoor Brands, Inc.
(a)
........ 12,753 127,785
AMMO, Inc.
(a)(b)
.................... 120,381 208,259
Brunswick Corp. ................... 74,705 5,384,736
Hasbro, Inc. ...................... 131,456 8,020,131
JAKKS Pacific, Inc.
(a)
................ 34,735 607,515
Johnson Outdoors, Inc., Class A ......... 8,565 566,318
Latham Group, Inc.
(a)
................ 30,551 98,374
Malibu Boats, Inc., Class A
(a)
........... 18,456 983,705
Marine Products Corp. ............... 29,550 347,804
MasterCraft Boat Holdings, Inc.
(a)
........ 18,222 471,403
Mattel, Inc.
(a)
...................... 360,647 6,433,943
Nautilus, Inc.
(a)(b)
................... 27,865 42,633
Peloton Interactive, Inc., Class A
(a)(b)
...... 301,195 2,391,488
Polaris, Inc.
(b)
..................... 58,154 5,873,554
Smith & Wesson Brands, Inc. ........... 55,113 478,381
Sturm Ruger & Co., Inc. .............. 16,339 827,080
Topgolf Callaway Brands Corp.
(a)
........ 142,591 2,816,172
Vista Outdoor, Inc.
(a)(b)
................ 55,718 1,357,848
YETI Holdings, Inc.
(a)(b)
............... 89,403 3,693,238
42,146,408
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A
(a)
.......... 101,474 3,697,713
Adaptive Biotechnologies Corp.
(a)(b)
....... 110,476 844,037
Agilent Technologies, Inc. ............. 304,911 45,629,931
Applied DNA Sciences, Inc.
(a)
........... 366 608
Avantor, Inc.
(a)
..................... 695,849 14,675,455
Azenta, Inc.
(a)(b)
.................... 73,789 4,295,996
Berkeley Lights, Inc.
(a)
................ 46,541 124,730
BioLife Solutions, Inc.
(a)(b)
.............. 29,648 539,594
Bionano Genomics, Inc.
(a)(b)
............ 287,215 419,334
Bio-Rad Laboratories, Inc., Class A
(a)
...... 22,072 9,281,055
Bio-Techne Corp. ................... 163,806 13,576,241
Bruker Corp. ...................... 102,968 7,037,863
Champions Oncology, Inc.
(a)
............ 6,709 30,258
Charles River Laboratories International, Inc.
(a)
(b)
........................... 52,424 11,423,190
ChromaDex Corp.
(a)(b)
................ 86,786 145,801
Codexis, Inc.
(a)(b)
................... 73,601 342,981
CryoPort, Inc.
(a)
.................... 51,518 893,837
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Cytek Biosciences, Inc.
(a)
.............. 96,394 $ 984,183
Danaher Corp. .................... 674,596 179,051,270
Illumina, Inc.
(a)
..................... 162,012 32,758,826
Inotiv, Inc.
(a)(b)
..................... 10,927 53,979
IQVIA Holdings, Inc.
(a)
................ 190,335 38,997,738
Maravai LifeSciences Holdings, Inc., Class A
(a)
104,808 1,499,802
Medpace Holdings, Inc.
(a)
............. 27,461 5,832,991
Mettler-Toledo International, Inc.
(a)(b)
...... 23,013 33,264,141
NanoString Technologies, Inc.
(a)
......... 52,254 416,464
Nautilus Biotechnology, Inc.
(a)(b)
......... 132,548 238,586
NeoGenomics, Inc.
(a)
................ 125,914 1,163,445
OmniAb, Inc.
(a)
..................... 105,736 380,650
Pacific Biosciences of California, Inc.
(a)(b)
... 238,918 1,954,349
PerkinElmer, Inc. ................... 129,961 18,223,131
Personalis, Inc.
(a)(b)
.................. 34,543 68,395
Quanterix Corp.
(a)
................... 30,512 422,591
Quantum-Si, Inc., Class A
(a)(b)
........... 103,616 189,617
Repligen Corp.
(a)(b)
.................. 53,633 9,080,603
Seer, Inc., Class A
(a)(b)
................ 38,861 225,394
SomaLogic, Inc., Class A
(a)
............ 149,808 376,018
Sotera Health Co.
(a)
................. 112,064 933,493
Standard BioTools, Inc.
(a)(b)
............. 63,386 74,162
Syneos Health, Inc., Class A
(a)
.......... 103,740 3,805,183
Thermo Fisher Scientific, Inc. ........... 403,801 222,369,173
Waters Corp.
(a)
.................... 62,182 21,302,310
West Pharmaceutical Services, Inc.
(b)
..... 76,132 17,917,666
704,542,784
Machinery — 2.1%
3D Systems Corp.
(a)
................. 127,051 940,177
AGCO Corp. ...................... 65,687 9,110,130
AgEagle Aerial Systems, Inc.
(a)(b)
......... 105,271 36,845
Alamo Group, Inc. .................. 10,581 1,498,270
Albany International Corp., Class A ....... 35,792 3,528,733
Allison Transmission Holdings, Inc. ....... 93,764 3,900,582
Altra Industrial Motion Corp. ........... 63,562 3,797,830
Astec Industries, Inc. ................ 19,451 790,878
Barnes Group, Inc. .................. 47,191 1,927,752
Blue Bird Corp.
(a)(b)
.................. 34,227 366,571
Caterpillar, Inc. .................... 535,899 128,379,964
Chart Industries, Inc.
(a)(b)
.............. 35,805 4,125,810
Chicago Rivet & Machine Co.
(b)
......... 125 3,579
CIRCOR International, Inc.
(a)
........... 19,116 458,019
Columbus McKinnon Corp. ............ 37,046 1,202,884
Crane Holdings Co. ................. 49,162 4,938,323
Cummins, Inc. ..................... 145,734 35,309,891
Deere & Co. ...................... 282,841 121,270,907
Desktop Metal, Inc., Class A
(a)(b)
......... 222,394 302,456
Donaldson Co., Inc. ................. 130,654 7,691,601
Douglas Dynamics, Inc. .............. 19,683 711,737
Dover Corp. ...................... 145,322 19,678,052
Energy Recovery, Inc.
(a)(b)
............. 49,164 1,007,370
Enerpac Tool Group Corp., Class A ....... 58,636 1,492,286
EnPro Industries, Inc.
(b)
............... 19,331 2,101,086
Esab Corp. ....................... 53,111 2,491,968
ESCO Technologies, Inc. ............. 27,698 2,424,683
Evoqua Water Technologies Corp.
(a)
...... 125,192 4,957,603
Federal Signal Corp. ................ 64,071 2,977,379
Flowserve Corp. ................... 140,562 4,312,442
Fortive Corp. ...................... 365,569 23,487,808
Franklin Electric Co., Inc. ............. 37,160 2,963,510
FreightCar America, Inc.
(a)(b)
............ 9,984 31,949
Gates Industrial Corp. plc
(a)(b)
........... 99,318 1,133,218
Gorman-Rupp Co. (The) .............. 18,558 475,456
Graco, Inc. ....................... 177,611 11,946,116

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Graham Corp.
(a)
.................... 9,399 $ 90,418
Greenbrier Cos., Inc. (The) ............ 36,509 1,224,147
Helios Technologies, Inc. .............. 37,052 2,017,111
Hillenbrand, Inc. ................... 74,565 3,181,689
Hillman Solutions Corp.
(a)(b)
............ 101,406 731,137
Hydrofarm Holdings Group, Inc.
(a)
........ 36,318 56,293
Hyliion Holdings Corp., Class A
(a)(b)
....... 114,316 267,499
Hyster-Yale Materials Handling, Inc. ...... 9,293 235,206
Hyzon Motors, Inc., Class A
(a)(b)
......... 93,268 144,565
IDEX Corp. ....................... 77,617 17,722,290
Illinois Tool Works, Inc. ............... 288,566 63,571,090
Ingersoll Rand, Inc. ................. 416,978 21,787,101
ITT, Inc. ......................... 85,131 6,904,124
John Bean Technologies Corp. .......... 34,394 3,141,204
Kadant, Inc. ...................... 13,398 2,379,887
Kennametal, Inc.
(b)
.................. 83,587 2,011,103
Lincoln Electric Holdings, Inc. .......... 59,407 8,583,717
Lindsay Corp. ..................... 13,022 2,120,633
LiqTech International, Inc.
(a)(b)
........... 11,731 4,458
Luxfer Holdings plc ................. 49,276 676,067
Manitowoc Co., Inc. (The)
(a)
............ 45,186 413,904
Markforged Holding Corp.
(a)(b)
........... 119,098 138,154
Microvast Holdings, Inc.
(a)
............. 241,728 369,844
Middleby Corp. (The)
(a)
............... 57,488 7,697,643
Miller Industries, Inc.
(b)
............... 11,333 302,138
Mueller Industries, Inc. ............... 55,198 3,256,682
Mueller Water Products, Inc., Class A ..... 165,874 1,784,804
Nikola Corp.
(a)(b)
.................... 257,926 557,120
NN, Inc.
(a)
........................ 30,069 45,104
Nordson Corp. ..................... 55,198 13,121,669
Omega Flex, Inc.
(b)
.................. 6,912 645,028
Oshkosh Corp. .................... 65,680 5,792,319
Otis Worldwide Corp. ................ 428,954 33,591,388
P&F Industries, Inc., Class A ........... 689 3,438
PACCAR, Inc. ..................... 356,734 35,305,964
Parker-Hannifin Corp. ................ 131,583 38,290,653
Pentair plc ....................... 166,036 7,468,299
Proterra, Inc.
(a)(b)
................... 181,988 686,095
Proto Labs, Inc.
(a)(b)
.................. 27,558 703,556
RBC Bearings, Inc.
(a)(b)
............... 31,112 6,513,297
REV Group, Inc. ................... 21,430 270,447
Shyft Group, Inc. (The) ............... 36,717 912,785
Snap-on, Inc. ..................... 54,739 12,507,314
SPX Technologies, Inc.
(a)
.............. 46,580 3,057,977
Standex International Corp. ............ 9,732 996,654
Stanley Black & Decker, Inc. ........... 154,627 11,615,580
Taylor Devices, Inc.
(a)(b)
............... 702 9,961
Tennant Co. ...................... 19,636 1,208,989
Terex Corp. ....................... 64,484 2,754,757
Timken Co. (The) ................... 64,941 4,589,380
Titan International, Inc.
(a)
.............. 46,036 705,272
Toro Co. (The) ..................... 107,332 12,149,982
Trinity Industries, Inc. ................ 75,730 2,239,336
Twin Disc, Inc.
(a)
.................... 9,341 90,795
Wabash National Corp. ............... 64,904 1,466,830
Watts Water Technologies, Inc., Class A .... 27,772 4,061,100
Westinghouse Air Brake Technologies Corp. . 187,235 18,687,925
Xylem, Inc. ....................... 186,230 20,591,451
803,227,238
Marine — 0.0%
Eagle Bulk Shipping, Inc. ............. 9,910 494,905
Genco Shipping & Trading Ltd. .......... 26,304 404,030
Kirby Corp.
(a)
...................... 63,317 4,074,449
Security
Shares
Shares Value
Marine (continued)
Matson, Inc. ...................... 38,584 $ 2,411,886
7,385,270
Media — 0.9%
Altice USA, Inc., Class A
(a)(b)
............ 224,443 1,032,438
AMC Networks, Inc., Class A
(a)
.......... 33,779 529,317
Beasley Broadcast Group, Inc., Class A
(a)
... 904 832
Boston Omaha Corp., Class A
(a)
......... 21,136 560,104
Cable One, Inc. .................... 4,821 3,431,877
Cardlytics, Inc.
(a)
................... 34,674 200,416
Charter Communications, Inc., Class A
(a)(b)
.. 110,602 37,505,138
Clear Channel Outdoor Holdings, Inc.
(a)
.... 430,798 452,338
Comcast Corp., Class A .............. 4,442,488 155,353,805
comScore, Inc.
(a)(b)
.................. 47,726 55,362
Cumulus Media, Inc., Class A
(a)
......... 43,117 267,757
Daily Journal Corp.
(a)
................ 3,356 840,712
DallasNews Corp. .................. 5,248 20,152
DISH Network Corp., Class A
(a)
......... 258,694 3,632,064
Entravision Communications Corp., Class A . 55,638 267,062
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 54,869 723,722
Fox Corp., Class A, NVS
(b)
............. 311,531 9,461,197
Fox Corp., Class B .................. 138,254 3,933,326
Gannett Co., Inc.
(a)
.................. 121,771 247,195
Gray Television, Inc. ................. 85,399 955,615
iHeartMedia, Inc., Class A
(a)(b)
........... 113,824 697,741
Insignia Systems, Inc.
(a)
.............. 1,165 9,099
Integral Ad Science Holding Corp.
(a)
...... 37,778 332,069
Interpublic Group of Cos., Inc. (The) ...... 405,856 13,519,063
John Wiley & Sons, Inc., Class A ........ 46,197 1,850,652
Liberty Broadband Corp., Class A
(a)
....... 18,529 1,405,424
Liberty Broadband Corp., Class C, NVS
(a)(b)
. 123,229 9,398,676
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 76,844 3,020,737
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(a)
........................ 163,228 6,387,112
Loyalty Ventures, Inc.
(a)(b)
.............. 18,951 45,672
Magnite, Inc.
(a)(b)
.................... 114,680 1,214,461
Marchex, Inc., Class B
(a)
.............. 27,858 43,737
Mediaco Holding, Inc., Class A
(a)
......... 858 978
National CineMedia, Inc. .............. 92,376 20,323
New York Times Co. (The), Class A ....... 174,277 5,657,031
News Corp., Class A, NVS ............ 394,351 7,177,188
News Corp., Class B ................ 119,249 2,198,952
Nexstar Media Group, Inc.
(b)
............ 40,447 7,079,438
Omnicom Group, Inc. ................ 212,197 17,308,909
Paramount Global, Class B, NVS ........ 520,204 8,781,044
PubMatic, Inc., Class A
(a)(b)
............. 34,416 440,869
Saga Communications, Inc., Class A ...... 8,393 198,075
Scholastic Corp., NVS ............... 27,574 1,088,070
Sinclair Broadcast Group, Inc., Class A .... 45,305 702,681
Sirius XM Holdings, Inc.
(b)
............. 721,494 4,213,525
Stagwell, Inc., Class A
(a)(b)
............. 114,807 712,951
TechTarget, Inc.
(a)(b)
................. 28,810 1,269,369
TEGNA, Inc. ...................... 221,151 4,686,190
Thryv Holdings, Inc.
(a)(b)
............... 31,797 604,143
Trade Desk, Inc. (The), Class A
(a)(b)
....... 453,921 20,349,278
Urban One, Inc., Class A
(a)
............. 233 1,060
WideOpenWest, Inc.
(a)(b)
.............. 72,575 661,158
340,546,104
Metals & Mining — 0.6%
5E Advanced Materials, Inc.
(a)(b)
......... 34,933 275,272
Alcoa Corp.
(b)
..................... 185,971 8,456,101
Alpha Metallurgical Resources, Inc. ...... 14,866 2,176,234
Ampco-Pittsburgh Corp.
(a)(b)
............ 9,183 23,049

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Arconic Corp.
(a)
.................... 99,292 $ 2,101,019
ATI, Inc.
(a)(b)
....................... 128,682 3,842,445
Carpenter Technology Corp. ........... 52,957 1,956,232
Century Aluminum Co.
(a)(b)
............. 56,563 462,685
Cleveland-Cliffs, Inc.
(a)(b)
.............. 530,318 8,543,423
Coeur Mining, Inc.
(a)(b)
................ 305,321 1,025,879
Commercial Metals Co. ............... 120,871 5,838,069
Compass Minerals International, Inc. ...... 37,442 1,535,122
Freeport-McMoRan, Inc. .............. 1,467,150 55,751,700
Gatos Silver, Inc.
(a)(b)
................. 67,615 276,545
Gold Resource Corp. ................ 70,600 108,018
Golden Minerals Co.
(a)(b)
.............. 93,384 25,625
Haynes International, Inc. ............. 10,942 499,940
Hecla Mining Co.
(b)
.................. 600,891 3,340,954
Hycroft Mining Holding Corp., Class A
(a)(b)
... 84,315 44,864
Kaiser Aluminum Corp. ............... 19,216 1,459,647
Materion Corp.
(b)
................... 20,116 1,760,351
McEwen Mining, Inc.
(a)(b)
.............. 23,039 135,009
MP Materials Corp., Class A
(a)(b)
......... 96,083 2,332,895
Newmont Corp. .................... 817,755 38,598,036
Nucor Corp. ...................... 264,193 34,823,279
Olympic Steel, Inc. .................. 9,793 328,849
Paramount Gold Nevada Corp.
(a)(b)
....... 156,270 53,913
Piedmont Lithium, Inc.
(a)(b)
............. 17,856 786,021
Ramaco Resources, Inc. .............. 560 4,922
Reliance Steel & Aluminum Co. ......... 60,478 12,243,166
Royal Gold, Inc. .................... 67,265 7,582,111
Ryerson Holding Corp. ............... 17,794 538,447
Schnitzer Steel Industries, Inc., Class A .... 27,617 846,461
Solitario Zinc Corp.
(a)(b)
............... 36,820 22,832
Steel Dynamics, Inc. ................. 171,780 16,782,906
SunCoke Energy, Inc. ................ 101,902 879,414
TimkenSteel Corp.
(a)
................. 37,195 675,833
United States Antimony Corp.
(a)(b)
........ 73,446 35,761
United States Steel Corp.
(b)
............ 230,120 5,764,506
Warrior Met Coal, Inc. ................ 48,054 1,664,591
Worthington Industries, Inc.
(b)
........... 36,254 1,802,186
225,404,312
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc. ...... 18,530 98,394
AGNC Investment Corp.
(b)
............. 588,212 6,087,994
Annaly Capital Management, Inc. ........ 481,392 10,147,743
Apollo Commercial Real Estate Finance, Inc. 131,868 1,418,900
Arbor Realty Trust, Inc. ............... 192,670 2,541,317
Ares Commercial Real Estate Corp. ...... 55,883 575,036
Arlington Asset Investment Corp., Class A
(a)
. 112,243 328,872
ARMOUR Residential REIT, Inc. ......... 135,638 763,642
Blackstone Mortgage Trust, Inc., Class A ... 174,514 3,694,461
BrightSpire Capital, Inc., Class A ........ 84,740 527,930
Broadmark Realty Capital, Inc. .......... 136,270 485,121
Cherry Hill Mortgage Investment Corp. .... 17,570 101,906
Chimera Investment Corp. ............. 262,328 1,442,804
Claros Mortgage Trust, Inc. ............ 125,257 1,842,531
Dynex Capital, Inc. .................. 47,208 600,486
Ellington Financial, Inc. ............... 55,462 686,065
Ellington Residential Mortgage REIT ...... 11,361 77,936
Franklin BSP Realty Trust, Inc. .......... 92,980 1,199,442
Granite Point Mortgage Trust, Inc. ....... 59,143 317,007
Great Ajax Corp. ................... 20,818 150,931
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 93,333 2,704,790
Invesco Mortgage Capital, Inc. .......... 40,214 511,924
KKR Real Estate Finance Trust, Inc. ...... 67,347 940,164
Ladder Capital Corp., Class A .......... 116,307 1,167,722
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Manhattan Bridge Capital, Inc. .......... 879 $ 4,738
MFA Financial, Inc. .................. 98,234 967,605
New York Mortgage Trust, Inc. .......... 383,041 980,585
Orchid Island Capital, Inc. ............. 896 9,408
PennyMac Mortgage Investment Trust ..... 89,744 1,111,928
Ready Capital Corp. ................. 101,165 1,126,978
Redwood Trust, Inc. ................. 113,170 765,029
Rithm Capital Corp. ................. 487,617 3,983,831
Starwood Property Trust, Inc. ........... 328,223 6,016,328
TPG RE Finance Trust, Inc. ............ 72,026 489,057
Two Harbors Investment Corp. .......... 110,540 1,743,216
Western Asset Mortgage Capital Corp. .... 5,173 47,126
55,658,947
Multiline Retail — 0.5%
Big Lots, Inc. ...................... 38,959 572,697
Dillard's, Inc., Class A
(b)
............... 3,515 1,136,048
Dollar General Corp. ................ 232,248 57,191,070
Dollar Tree, Inc.
(a)(b)
................. 218,159 30,856,409
Franchise Group, Inc. ................ 35,335 841,680
Kohl's Corp. ...................... 130,046 3,283,661
Macy's, Inc. ...................... 280,741 5,797,302
Nordstrom, Inc.
(b)
................... 109,545 1,768,056
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 61,973 2,902,815
Target Corp. ...................... 473,940 70,636,018
174,985,756
Multi-Utilities — 0.8%
Ameren Corp. ..................... 266,152 23,666,236
Avista Corp. ...................... 69,253 3,070,678
Black Hills Corp. ................... 64,231 4,518,009
CenterPoint Energy, Inc. .............. 644,525 19,329,305
CMS Energy Corp. .................. 298,825 18,924,587
Consolidated Edison, Inc. ............. 365,377 34,824,082
Dominion Energy, Inc. ................ 857,526 52,583,494
DTE Energy Co. ................... 200,282 23,539,143
NiSource, Inc. ..................... 415,489 11,392,708
NorthWestern Corp. ................. 57,961 3,439,406
Public Service Enterprise Group, Inc. ..... 515,857 31,606,558
Sempra Energy .................... 323,005 49,917,193
Unitil Corp. ....................... 16,405 842,561
WEC Energy Group, Inc. .............. 322,488 30,236,475
307,890,435
Oil, Gas & Consumable Fuels — 4.6%
Aemetis, Inc.
(a)(b)
................... 62,173 246,205
Amplify Energy Corp.
(a)(b)
.............. 71,913 632,115
Antero Midstream Corp. .............. 323,659 3,492,281
Antero Resources Corp.
(a)
............. 291,871 9,045,082
APA Corp. ....................... 331,120 15,456,682
Arch Resources, Inc., Class A .......... 19,503 2,784,833
Barnwell Industries, Inc. .............. 7,830 23,149
Berry Corp. ....................... 46,740 373,920
California Resources Corp.
(b)
........... 83,398 3,628,647
Callon Petroleum Co.
(a)(b)
.............. 45,718 1,695,681
Cheniere Energy, Inc. ................ 254,025 38,093,589
Chesapeake Energy Corp. ............ 110,305 10,409,483
Chevron Corp. ..................... 1,831,793 328,788,526
Chord Energy Corp. ................. 41,720 5,707,713
Civitas Resources, Inc. ............... 59,059 3,421,288
Clean Energy Fuels Corp.
(a)(b)
........... 236,217 1,228,328
CNX Resources Corp.
(a)(b)
............. 199,794 3,364,531
Comstock Resources, Inc. ............. 95,958 1,315,584
ConocoPhillips .................... 1,283,207 151,418,426
CONSOL Energy, Inc. ................ 31,828 2,068,820
Coterra Energy, Inc. ................. 822,456 20,207,744

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Co., Class A .......... 19,721 $ 236,455
CVR Energy, Inc. ................... 27,633 866,018
Delek US Holdings, Inc. .............. 84,146 2,271,942
Denbury, Inc.
(a)(b)
................... 52,373 4,557,498
Devon Energy Corp. ................. 671,091 41,278,807
Diamondback Energy, Inc. ............. 180,360 24,669,641
Dorian LPG Ltd. .................... 23,201 439,659
DT Midstream, Inc. .................. 101,009 5,581,757
Earthstone Energy, Inc., Class A
(a)(b)
...... 36,179 514,827
Enviva, Inc. ....................... 30,881 1,635,767
EOG Resources, Inc. ................ 604,674 78,317,376
EQT Corp. ....................... 377,723 12,778,369
Equitrans Midstream Corp. ............ 427,303 2,862,930
Evolution Petroleum Corp. ............. 31,176 235,379
Excelerate Energy, Inc., Class A
(b)
........ 32,110 804,356
Exxon Mobil Corp. .................. 4,240,715 467,750,865
Gevo, Inc.
(a)(b)
..................... 207,107 393,503
Green Plains, Inc.
(a)(b)
................ 22,860 697,230
Gulfport Energy Corp.
(a)(b)
............. 12,024 885,447
Hallador Energy Co.
(a)(b)
............... 18,395 183,766
Harvest Natural Resources, Inc., NVS
(a)(d)
... 8,626 3,019
Hess Corp. ....................... 286,127 40,578,531
HF Sinclair Corp. ................... 138,592 7,191,539
Houston American Energy Corp.
(a)(b)
...... 21,911 75,374
International Seaways, Inc. ............ 41,501 1,536,367
Kinder Morgan, Inc. ................. 2,036,520 36,820,282
Kinetik Holdings, Inc., Class A .......... 21,206 701,495
Kosmos Energy Ltd.
(a)
................ 486,282 3,092,754
Laredo Petroleum, Inc.
(a)(b)
............. 18,344 943,249
Lightbridge Corp.
(a)(b)
................. 9,173 35,683
Magnolia Oil & Gas Corp., Class A ....... 167,309 3,923,396
Marathon Oil Corp. .................. 654,205 17,709,329
Marathon Petroleum Corp. ............ 482,705 56,182,035
Matador Resources Co.
(b)
............. 115,576 6,615,570
Murphy Oil Corp. ................... 158,392 6,812,440
NACCO Industries, Inc., Class A ......... 15,787 599,906
New Fortress Energy, Inc., Class A ....... 51,532 2,185,987
Northern Oil and Gas, Inc. ............. 67,239 2,072,306
Occidental Petroleum Corp. ............ 748,861 47,170,754
ONEOK, Inc. ...................... 460,520 30,256,164
Overseas Shipholding Group, Inc., Class A
(a)
273,253 789,701
Ovintiv, Inc. ....................... 259,603 13,164,468
Par Pacific Holdings, Inc.
(a)
............ 55,873 1,299,047
PBF Energy, Inc., Class A ............. 117,598 4,795,646
PDC Energy, Inc. ................... 97,800 6,208,344
Peabody Energy Corp.
(a)(b)
............. 120,740 3,189,951
Permian Resources Corp., Class A
(b)
...... 193,792 1,821,645
Phillips 66 ........................ 486,682 50,653,863
Pioneer Natural Resources Co. ......... 245,995 56,182,798
Range Resources Corp. .............. 254,088 6,357,282
Ranger Oil Corp., Class A ............. 15,026 607,501
REX American Resources Corp.
(a)
....... 27,012 860,602
SandRidge Energy, Inc.
(a)
............. 25,931 441,605
SilverBow Resources, Inc.
(a)(b)
.......... 19,389 548,321
Sitio Royalties Corp., Class A ........... 12 346
Sitio Royalties Corp., Class A
(b)
......... 81,429 2,349,234
SM Energy Co. .................... 120,392 4,193,253
Southwestern Energy Co.
(a)
............ 1,133,935 6,633,520
Talos Energy, Inc.
(a)
................. 63,082 1,190,988
Targa Resources Corp. ............... 233,122 17,134,467
Tellurian, Inc.
(a)(b)
................... 612,340 1,028,731
Texas Pacific Land Corp. .............. 6,377 14,949,155
Uranium Energy Corp.
(a)(b)
............. 400,821 1,555,185
US Energy Corp. ................... 20,781 47,796
VAALCO Energy, Inc.
(b)
............... 92,219 420,519
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................. 392,660 $ 49,812,848
Vertex Energy, Inc.
(a)(b)
............... 39,990 247,938
W&T Offshore, Inc.
(a)(b)
............... 94,571 527,706
Williams Cos., Inc. (The) .............. 1,254,261 41,265,187
World Fuel Services Corp. ............. 74,831 2,045,131
1,805,193,177
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)(b)
............ 18,385 695,137
Louisiana-Pacific Corp. ............... 76,811 4,547,211
Mercer International, Inc. .............. 45,519 529,841
Resolute Forest Products, Inc.
(a)
......... 46,836 1,011,190
Sylvamo Corp. .................... 36,746 1,785,488
8,568,867
Personal Products — 0.2%
Beauty Health Co. (The), Class A
(a)(b)
...... 108,898 990,972
BellRing Brands, Inc.
(a)
............... 142,517 3,654,136
Coty, Inc., Class A
(a)(b)
................ 395,195 3,382,869
Cyanotech Corp.
(a)
.................. 812 893
Edgewell Personal Care Co. ........... 55,851 2,152,498
elf Beauty, Inc.
(a)
................... 58,693 3,245,723
Estee Lauder Cos., Inc. (The), Class A .... 239,549 59,434,502
Herbalife Nutrition Ltd.
(a)(b)
............. 111,143 1,653,808
Honest Co., Inc. (The)
(a)(b)
............. 50,187 151,063
Inter Parfums, Inc. .................. 18,317 1,767,957
LifeMD, Inc.
(a)
..................... 43,059 83,535
Mannatech, Inc. .................... 256 4,582
Medifast, Inc. ..................... 11,421 1,317,412
Natural Alternatives International, Inc.
(a)
.... 880 7,383
Nature's Sunshine Products, Inc.
(a)
....... 9,214 76,661
Nu Skin Enterprises, Inc., Class A ........ 48,799 2,057,366
Olaplex Holdings, Inc.
(a)(b)
............. 58,804 306,369
United-Guardian, Inc. ................ 18,088 188,115
USANA Health Sciences, Inc.
(a)
......... 11,532 613,502
Veru, Inc.
(a)(b)
...................... 53,236 281,086
81,370,432
Pharmaceuticals — 4.3%
9 Meters Biopharma, Inc.
(a)(b)
........... 4,949 6,236
AcelRx Pharmaceuticals, Inc.
(a)(b)
........ 5,147 11,632
Acer Therapeutics, Inc.
(a)
.............. 16,912 42,449
Aclaris Therapeutics, Inc.
(a)(b)
........... 58,841 926,746
Adamis Pharmaceuticals Corp.
(a)(b)
....... 56,279 9,528
Agile Therapeutics, Inc.
(a)(b)
............ 15,048 3,416
Amphastar Pharmaceuticals, Inc.
(a)
....... 49,241 1,379,733
Amylyx Pharmaceuticals, Inc.
(a)
......... 40,890 1,510,886
ANI Pharmaceuticals, Inc.
(a)
............ 12,492 502,553
Aquestive Therapeutics, Inc.
(a)(b)
......... 9,603 8,663
Arvinas, Inc.
(a)(b)
.................... 45,589 1,559,600
Assertio Holdings, Inc.
(a)(b)
............. 31,659 136,134
Atea Pharmaceuticals, Inc.
(a)
........... 173,178 832,986
Athira Pharma, Inc.
(a)(b)
............... 42,004 133,153
Avenue Therapeutics, Inc.
(a)(b)
........... 513 595
Axsome Therapeutics, Inc.
(a)(b)
.......... 35,546 2,741,663
Aytu BioPharma, Inc.
(a)(b)
.............. 25,328 4,787
Baudax Bio, Inc.
(a)
.................. 2 6
Bristol-Myers Squibb Co. .............. 2,191,367 157,668,856
Cara Therapeutics, Inc.
(a)(b)
............ 55,042 591,151
Cassava Sciences, Inc.
(a)(b)
............ 35,243 1,041,078
Catalent, Inc.
(a)
.................... 184,137 8,288,006
cbdMD, Inc.
(a)(b)
.................... 122,838 27,884
Citius Pharmaceuticals, Inc.
(a)(b)
......... 268,202 211,880
Clearside Biomedical, Inc.
(a)(b)
........... 45,053 50,459
Collegium Pharmaceutical, Inc.
(a)
........ 36,315 842,508
Contra Ligand Pharmace, NVS
(a)(d)
....... 7,100 —

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.
(a)(b)
.......... 110,114 $ 2,236,415
CorMedix, Inc.
(a)(b)
.................. 34,855 147,088
Cumberland Pharmaceuticals, Inc.
(a)
...... 10,064 22,644
Cymabay Therapeutics, Inc.
(a)(b)
......... 63,424 397,668
Dare Bioscience, Inc.
(a)(b)
.............. 104,936 87,097
DICE Therapeutics, Inc.
(a)(b)
............ 38,226 1,192,651
Durect Corp.
(a)(b)
.................... 14,179 49,059
Edgewise Therapeutics, Inc.
(a)
.......... 41,382 369,955
Elanco Animal Health, Inc.
(a)
............ 490,301 5,991,478
Eli Lilly & Co. ..................... 812,048 297,079,640
Eloxx Pharmaceuticals, Inc.
(a)(b)
......... 1,131 2,025
Esperion Therapeutics, Inc.
(a)
........... 67,101 418,039
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 10,835 30,338
Evoke Pharma, Inc.
(a)(b)
............... 6,328 16,706
Evolus, Inc.
(a)(b)
.................... 35,916 269,729
Eyenovia, Inc.
(a)(b)
................... 11,055 18,020
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 108,431 379,509
Fulcrum Therapeutics, Inc.
(a)
........... 38,632 281,241
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 30,508 1,680,991
Harrow Health, Inc.
(a)(b)
............... 65,483 966,529
Hepion Pharmaceuticals, Inc.
(a)(b)
........ 56,828 17,054
Hoth Therapeutics, Inc.
(a)
.............. 1 8
Innoviva, Inc.
(a)
.................... 83,572 1,107,329
Intra-Cellular Therapies, Inc.
(a)
.......... 89,227 4,721,893
Jaguar Health, Inc.
(a)(b)
............... 28,162 2,447
Jazz Pharmaceuticals plc
(a)
............ 66,254 10,554,925
Johnson & Johnson ................. 2,691,930 475,529,435
Kala Pharmaceuticals, Inc.
(a)(b)
.......... 3,174 121,088
KemPharm, Inc.
(a)(b)
................. 59,085 271,200
Kiora Pharmaceuticals, Inc.
(a)
........... 1 3
Lannett Co., Inc.
(a)(b)
................. 36,958 19,248
Ligand Pharmaceuticals, Inc.
(a)
.......... 18,997 1,269,000
Lipocine, Inc.
(a)(b)
................... 119 46
Liquidia Corp.
(a)
.................... 48,830 311,047
Marinus Pharmaceuticals, Inc.
(a)
......... 29,096 115,802
Merck & Co., Inc. ................... 2,610,478 289,632,534
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 2 2
Nektar Therapeutics
(a)(b)
............... 183,178 413,982
NGM Biopharmaceuticals, Inc.
(a)
......... 56,795 285,111
NovaBay Pharmaceuticals, Inc.
(a)
........ 20 39
Novan, Inc.
(a)(b)
..................... 15,538 22,685
Nuvation Bio, Inc., Class A
(a)
........... 161,135 309,379
Ocular Therapeutix, Inc.
(a)(b)
............ 82,208 231,005
Ocuphire Pharma, Inc.
(a)
.............. 23,753 83,848
Omeros Corp.
(a)(b)
................... 57,097 129,039
Onconova Therapeutics, Inc.
(a)(b)
......... 3 2
Opiant Pharmaceuticals, Inc.
(a)
.......... 6,610 134,051
Organon & Co. .................... 260,413 7,273,335
Pacira BioSciences, Inc.
(a)
............. 47,004 1,814,824
Paratek Pharmaceuticals, Inc.
(a)(b)
........ 417,953 781,572
Perrigo Co. plc .................... 140,539 4,790,975
Pfizer, Inc. ....................... 5,779,622 296,147,831
Phathom Pharmaceuticals, Inc.
(a)
........ 10,993 123,341
Phibro Animal Health Corp., Class A ...... 27,348 366,737
Pliant Therapeutics, Inc.
(a)(b)
............ 45,145 872,653
PLx Pharma, Inc.
(a)
.................. 30,686 5,036
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 55,361 3,465,599
ProPhase Labs, Inc. ................. 75,497 727,036
Provention Bio, Inc.
(a)(b)
............... 82,433 871,317
Pulmatrix, Inc.
(a)
.................... 1 4
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 28,600 1,086,514
Relmada Therapeutics, Inc.
(a)
........... 22,511 78,563
Revance Therapeutics, Inc.
(a)(b)
.......... 84,641 1,562,473
Royalty Pharma plc, Class A ........... 380,548 15,039,257
RVL Pharmaceuticals plc
(a)
............ 12,603 14,115
Security
Shares
Shares Value
Pharmaceuticals (continued)
Satsuma Pharmaceuticals, Inc.
(a)
........ 13,264 $ 11,938
scPharmaceuticals, Inc.
(a)(b)
............ 2,486 17,825
SCYNEXIS, Inc.
(a)(b)
................. 42,100 65,676
Seelos Therapeutics, Inc.
(a)(b)
........... 124,089 84,256
SIGA Technologies, Inc. .............. 65,959 485,458
Societal CDMO, Inc.
(a)(b)
.............. 9,972 14,858
Sonoma Pharmaceuticals, Inc.
(a)
......... 609 682
Supernus Pharmaceuticals, Inc.
(a)
........ 54,999 1,961,814
TFF Pharmaceuticals, Inc.
(a)
............ 18,032 18,934
Theravance Biopharma, Inc.
(a)
.......... 48,888 548,523
Titan Pharmaceuticals, Inc.
(a)
........... 60 47
Trevi Therapeutics, Inc.
(a)
............. 6,547 12,636
Tricida, Inc.
(a)(b)
.................... 18,711 2,861
Ventyx Biosciences, Inc.
(a)
............. 28,510 934,843
Viatris, Inc. ....................... 1,247,488 13,884,541
VYNE Therapeutics, Inc.
(a)(b)
............ 75,623 11,343
WaVe Life Sciences Ltd.
(a)
............. 49,346 345,422
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 110,578 147,069
Zoetis, Inc., Class A ................. 479,900 70,329,345
Zynerba Pharmaceuticals, Inc.
(a)
......... 34,420 18,243
1,699,369,108
Professional Services — 0.6%
Alight, Inc., Class A
(a)(b)
............... 250,283 2,092,366
ASGN, Inc.
(a)
...................... 55,773 4,544,384
Barrett Business Services, Inc. .......... 8,963 836,069
BGSF, Inc. ....................... 25,109 384,670
Booz Allen Hamilton Holding Corp. ....... 135,385 14,150,440
CACI International, Inc., Class A
(a)
....... 24,105 7,245,722
CBIZ, Inc.
(a)
....................... 46,947 2,199,467
Clarivate plc
(a)(b)
.................... 461,556 3,849,377
CoStar Group, Inc.
(a)
................. 418,663 32,354,277
CRA International, Inc. ............... 9,209 1,127,458
Dun & Bradstreet Holdings, Inc. ......... 224,131 2,747,846
Equifax, Inc.
(b)
..................... 126,796 24,644,070
Exponent, Inc. ..................... 54,818 5,431,916
First Advantage Corp.
(a)(b)
............. 40,704 529,152
Forrester Research, Inc.
(a)
............. 9,354 334,499
Franklin Covey Co.
(a)
................ 17,711 828,343
FTI Consulting, Inc.
(a)(b)
............... 35,442 5,628,190
GEE Group, Inc.
(a)(b)
................. 802 393
Heidrick & Struggles International, Inc. .... 18,342 513,026
HireRight Holdings Corp.
(a)(b)
........... 49,662 588,991
Hudson Global, Inc.
(a)(b)
............... 2,027 45,871
Huron Consulting Group, Inc.
(a)(b)
........ 19,795 1,437,117
ICF International, Inc. ................ 18,575 1,839,854
Insperity, Inc. ...................... 39,060 4,437,216
Jacobs Solutions, Inc. ................ 129,165 15,508,841
KBR, Inc. ........................ 139,613 7,371,566
Kelly Services, Inc., Class A, NVS ....... 28,020 473,538
Kforce, Inc. ....................... 26,092 1,430,624
Korn Ferry ....................... 55,879 2,828,595
Legalzoom.com, Inc.
(a)(b)
.............. 111,404 862,267
Leidos Holdings, Inc. ................ 140,721 14,802,442
ManpowerGroup, Inc. ................ 55,132 4,587,534
Planet Labs PBC
(a)(b)
................. 188,216 818,740
Red Violet, Inc.
(a)(b)
.................. 49,626 1,142,390
Resources Connection, Inc. ............ 36,980 679,692
Robert Half International, Inc. ........... 111,351 8,221,044
Science Applications International Corp. ... 55,548 6,161,940
Sterling Check Corp.
(a)(b)
.............. 23,859 369,099
TransUnion
(b)
...................... 194,974 11,064,774
TriNet Group, Inc.
(a)(b)
................ 34,991 2,372,390
TrueBlue, Inc.
(a)
.................... 37,908 742,239
Upwork, Inc.
(a)
..................... 122,137 1,275,110

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Verisk Analytics, Inc. ................. 159,738 $ 28,180,978
Willdan Group, Inc.
(a)(b)
............... 8,969 160,097
226,844,614
Real Estate Management & Development — 0.2%
ACRE Realty Investors, Inc., NVS
(a)(d)
..... 2,715 —
Altisource Portfolio Solutions SA
(a)(b)
...... 9,827 92,963
AMREP Corp.
(a)
.................... 692 7,993
Anywhere Real Estate, Inc.
(a)(b)
.......... 117,889 753,311
Avalon GloboCare Corp.
(a)(b)
............ 24,928 12,962
CBRE Group, Inc., Class A
(a)
........... 325,354 25,039,244
CKX Lands, Inc.
(a)
.................. 229 2,278
Compass, Inc., Class A
(a)(b)
............ 265,260 618,056
Comstock Holding Cos., Inc., Class A
(a)
.... 285 1,214
Cushman & Wakefield plc
(a)(b)
........... 163,287 2,034,556
DigitalBridge Group, Inc., Class A ........ 167,501 1,832,461
Doma Holdings, Inc.
(a)
................ 187,933 85,115
Douglas Elliman, Inc. ................ 111,125 452,279
eXp World Holdings, Inc. .............. 64,707 716,954
Forestar Group, Inc.
(a)(b)
............... 35,666 549,613
FRP Holdings, Inc.
(a)
................. 8,553 460,665
Howard Hughes Corp. (The)
(a)
.......... 35,245 2,693,423
InterGroup Corp. (The)
(a)
.............. 126 5,922
Jones Lang LaSalle, Inc.
(a)
............. 49,681 7,917,661
JW Mays, Inc.
(a)(b)
................... 106 5,063
Kennedy-Wilson Holdings, Inc. .......... 137,841 2,168,239
Marcus & Millichap, Inc. .............. 27,094 933,388
Newmark Group, Inc., Class A .......... 163,269 1,301,254
Opendoor Technologies, Inc.
(a)(b)
......... 653,980 758,617
RE/MAX Holdings, Inc., Class A ......... 18,671 348,027
Redfin Corp.
(a)(b)
.................... 109,332 463,568
RMR Group, Inc. (The), Class A ......... 11,257 318,010
Seritage Growth Properties, Class A
(a)
..... 34,400 406,952
St. Joe Co. (The)
(b)
.................. 40,131 1,551,063
Tejon Ranch Co.
(a)
.................. 13,472 253,812
WeWork, Inc., Class A
(a)(b)
............. 200,186 286,266
Zillow Group, Inc., Class A
(a)
........... 59,762 1,865,172
Zillow Group, Inc., Class C, NVS
(a)(b)
...... 167,953 5,409,766
59,345,867
Road & Rail — 1.0%
ArcBest Corp.
(b)
.................... 27,021 1,892,551
Avis Budget Group, Inc.
(a)(b)
............ 25,640 4,203,165
Covenant Logistics Group, Inc., Class A .... 8,557 295,816
CSX Corp. ....................... 2,164,899 67,068,571
Daseke, Inc.
(a)(b)
.................... 113,311 644,740
FTAI Infrastructure, Inc. ............... 101,711 300,047
Heartland Express, Inc. ............... 48,160 738,774
Hertz Global Holdings, Inc.
(a)(b)
.......... 177,444 2,730,863
HyreCar, Inc.
(a)(b)
................... 16,104 6,828
JB Hunt Transport Services, Inc. ........ 85,637 14,931,667
Knight-Swift Transportation Holdings, Inc. .. 168,841 8,848,957
Landstar System, Inc. ................ 38,310 6,240,699
Lyft, Inc., Class A
(a)(b)
................. 321,333 3,541,090
Marten Transport Ltd. ................ 67,172 1,328,662
Norfolk Southern Corp. ............... 238,400 58,746,528
Old Dominion Freight Line, Inc. ......... 93,873 26,639,280
Patriot Transportation Holding, Inc.
(a)
...... 681 4,842
RXO, Inc.
(a)
....................... 116,185 1,998,382
Ryder System, Inc.
(b)
................ 54,623 4,564,844
Saia, Inc.
(a)(b)
...................... 27,093 5,680,860
Schneider National, Inc., Class B ........ 46,513 1,088,404
TuSimple Holdings, Inc., Class A
(a)(b)
...... 146,035 239,497
Uber Technologies, Inc.
(a)
............. 2,045,672 50,589,469
U-Haul Holding Co. ................. 102,036 5,663,029
Security
Shares
Shares Value
Road & Rail (continued)
Union Pacific Corp. ................. 633,039 $ 131,083,386
Werner Enterprises, Inc.
(b)
............. 59,024 2,376,306
XPO, Inc.
(a)
....................... 116,185 3,867,799
405,315,056
Semiconductors & Semiconductor Equipment — 4.7%
ACM Research, Inc., Class A
(a)
.......... 29,559 227,900
Advanced Micro Devices, Inc.
(a)
......... 1,661,549 107,618,529
Aehr Test Systems
(a)(b)
................ 23,876 479,908
Allegro MicroSystems, Inc.
(a)
........... 74,046 2,222,861
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 28,037 801,017
Ambarella, Inc.
(a)
................... 36,256 2,981,331
Amkor Technology, Inc. ............... 108,805 2,609,144
Amtech Systems, Inc.
(a)(b)
............. 9,407 71,493
Analog Devices, Inc. ................. 529,620 86,873,569
Applied Materials, Inc.
(b)
.............. 885,836 86,262,710
Atomera, Inc.
(a)(b)
................... 20,470 127,323
Axcelis Technologies, Inc.
(a)
............ 33,801 2,682,447
AXT, Inc.
(a)(b)
...................... 36,817 161,259
Broadcom, Inc. .................... 417,006 233,160,565
CEVA, Inc.
(a)
...................... 31,220 798,608
Cirrus Logic, Inc.
(a)
.................. 56,736 4,225,697
Cohu, Inc.
(a)
...................... 43,236 1,385,714
Credo Technology Group Holding Ltd.
(a)(b)
... 79,703 1,060,847
Diodes, Inc.
(a)(b)
.................... 48,195 3,669,567
eMagin Corp.
(a)(b)
................... 19,337 16,436
Enphase Energy, Inc.
(a)
............... 139,323 36,915,022
Entegris, Inc. ...................... 152,728 10,017,430
First Solar, Inc.
(a)
................... 100,826 15,102,727
FormFactor, Inc.
(a)
.................. 76,488 1,700,328
GSI Technology, Inc.
(a)(b)
.............. 18,631 32,232
Ichor Holdings Ltd.
(a)(b)
................ 24,519 657,600
Impinj, Inc.
(a)
...................... 24,273 2,650,126
indie Semiconductor, Inc., Class A
(a)(b)
..... 92,115 537,030
Intel Corp. ....................... 4,249,179 112,305,801
KLA Corp.
(b)
...................... 145,656 54,916,682
Kopin Corp.
(a)(b)
.................... 71,548 88,720
Kulicke & Soffa Industries, Inc. .......... 58,490 2,588,767
Lam Research Corp. ................ 141,193 59,343,418
Lattice Semiconductor Corp.
(a)
.......... 141,152 9,157,942
MACOM Technology Solutions Holdings, Inc.
(a)
54,406 3,426,490
Marvell Technology, Inc. .............. 877,828 32,514,749
MaxLinear, Inc.
(a)
................... 72,793 2,471,322
Meta Materials, Inc.
(a)(b)
............... 272,121 323,824
Microchip Technology, Inc. ............. 569,345 39,996,486
Micron Technology, Inc. ............... 1,119,508 55,953,010
MKS Instruments, Inc.
(b)
.............. 59,172 5,013,644
Monolithic Power Systems, Inc. ......... 45,692 16,157,148
Navitas Semiconductor Corp.
(a)(b)
........ 88,318 309,996
NVE Corp. ....................... 8,997 582,556
NVIDIA Corp.
(b)
.................... 2,563,853 374,681,477
NXP Semiconductors NV ............. 266,832 42,167,461
ON Semiconductor Corp.
(a)
............ 446,338 27,838,101
Onto Innovation, Inc.
(a)(b)
.............. 48,911 3,330,350
PDF Solutions, Inc.
(a)
................ 27,561 786,040
Peraso, Inc.
(a)(b)
.................... 293 214
Photronics, Inc.
(a)(b)
.................. 62,318 1,048,812
Pixelworks, Inc.
(a)(b)
.................. 27,555 48,772
Power Integrations, Inc.
(b)
............. 61,438 4,406,333
Qorvo, Inc.
(a)
...................... 106,222 9,627,962
QUALCOMM, Inc. .................. 1,155,032 126,984,218
QuickLogic Corp.
(a)(b)
................. 3,444 17,702
Rambus, Inc.
(a)
.................... 116,904 4,187,501
Rigetti Computing, Inc.
(a)(b)
............. 156,422 114,063
Rubicon Technology, Inc. .............. 418 727

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.
(a)
................... 64,112 $ 1,839,373
Silicon Laboratories, Inc.
(a)(b)
............ 34,299 4,653,345
SiTime Corp.
(a)
..................... 17,658 1,794,406
Skyworks Solutions, Inc. .............. 168,622 15,366,523
SMART Global Holdings, Inc.
(a)(b)
........ 71,218 1,059,724
SolarEdge Technologies, Inc.
(a)
.......... 57,153 16,189,730
Synaptics, Inc.
(a)
................... 38,886 3,700,392
Teradyne, Inc. ..................... 160,881 14,052,955
Texas Instruments, Inc. ............... 934,474 154,393,794
Trio-Tech International
(a)
.............. 311 1,400
Ultra Clean Holdings, Inc.
(a)
............ 46,783 1,550,856
Universal Display Corp. .............. 45,561 4,922,410
Veeco Instruments, Inc.
(a)(b)
............ 46,327 860,756
Wolfspeed, Inc.
(a)(b)
.................. 130,518 9,010,963
1,824,836,335
Software — 8.4%
8x8, Inc.
(a)
........................ 119,956 518,210
A10 Networks, Inc. .................. 72,177 1,200,304
ACI Worldwide, Inc.
(a)
................ 119,569 2,750,087
Adeia, Inc. ....................... 109,366 1,036,790
Adobe, Inc.
(a)(b)
..................... 478,707 161,099,267
Agilysys, Inc.
(a)
.................... 17,863 1,413,678
Akerna Corp.
(a)(b)
................... 605 418
Alarm.com Holdings, Inc.
(a)
............ 47,434 2,347,034
Alkami Technology, Inc.
(a)
............. 37,445 546,323
Altair Engineering, Inc., Class A
(a)(b)
....... 53,358 2,426,188
Alteryx, Inc., Class A
(a)
............... 64,609 3,273,738
American Software, Inc., Class A ........ 27,585 404,948
Amplitude, Inc., Class A
(a)(b)
............ 53,556 646,957
ANSYS, Inc.
(a)
..................... 89,765 21,686,326
Appfolio, Inc., Class A
(a)(b)
............. 19,507 2,055,648
Appian Corp., Class A
(a)(b)
............. 39,745 1,294,097
AppLovin Corp., Class A
(a)(b)
............ 122,121 1,285,934
Asana, Inc., Class A
(a)(b)
............... 79,884 1,100,003
Aspen Technology, Inc.
(a)(b)
............. 29,881 6,137,557
Asure Software, Inc.
(a)(b)
............... 7,451 69,592
Atlassian Corp., Class A
(a)(b)
............ 151,721 19,523,458
AudioEye, Inc.
(a)
.................... 2,856 10,853
Autodesk, Inc.
(a)
.................... 223,933 41,846,360
Avaya Holdings Corp.
(a)(b)
.............. 252 49
AvePoint, Inc., Class A
(a)(b)
............. 95,059 390,693
Aware, Inc.
(a)(b)
..................... 18,531 31,688
Benefitfocus, Inc.
(a)
.................. 28,609 299,250
Bentley Systems, Inc., Class B
(b)
......... 202,248 7,475,086
Bill.com Holdings, Inc.
(a)(b)
............. 99,810 10,875,298
Black Knight, Inc.
(a)
.................. 158,876 9,810,593
Blackbaud, Inc.
(a)
................... 48,041 2,827,693
Blackline, Inc.
(a)(b)
................... 57,383 3,860,154
Box, Inc., Class A
(a)
................. 159,019 4,950,262
Braze, Inc., Class A
(a)(b)
............... 33,380 910,606
BSQUARE Corp.
(a)
.................. 9,562 10,805
C3.ai, Inc., Class A
(a)(b)
............... 71,515 800,253
Cadence Design Systems, Inc.
(a)
........ 282,873 45,440,719
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 83,167 723,553
Cerence, Inc.
(a)(b)
................... 37,796 700,360
Ceridian HCM Holding, Inc.
(a)
........... 163,000 10,456,450
Cleanspark, Inc.
(a)(b)
................. 180 367
Clear Secure, Inc., Class A
(b)
........... 75,807 2,079,386
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
62,294 1,168,013
CommVault Systems, Inc.
(a)
............ 43,257 2,718,270
Confluent, Inc., Class A
(a)(b)
............ 150,475 3,346,564
Consensus Cloud Solutions, Inc.
(a)
....... 15,852 852,204
CoreCard Corp.
(a)(b)
................. 8,905 257,978
Couchbase, Inc.
(a)
.................. 25,220 334,417
Security
Shares
Shares Value
Software (continued)
Coupa Software, Inc.
(a)
............... 78,136 $ 6,186,027
Crowdstrike Holdings, Inc., Class A
(a)
...... 221,211 23,291,306
Cvent Holding Corp.
(a)(b)
............... 151,987 820,730
Datadog, Inc., Class A
(a)
.............. 253,943 18,664,811
Digimarc Corp.
(a)(b)
.................. 12,176 225,134
Digital Turbine, Inc.
(a)(b)
............... 91,638 1,396,563
DocuSign, Inc.
(a)
................... 206,808 11,461,299
Dolby Laboratories, Inc., Class A ........ 66,247 4,673,063
Domo, Inc., Class B
(a)
................ 30,087 428,439
DoubleVerify Holdings, Inc.
(a)(b)
.......... 75,933 1,667,489
Dropbox, Inc., Class A
(a)
.............. 267,470 5,985,979
Duck Creek Technologies, Inc.
(a)
......... 76,248 918,788
Dynatrace, Inc.
(a)
................... 205,518 7,871,339
E2open Parent Holdings, Inc., Class A
(a)
... 205,237 1,204,741
Ebix, Inc.
(b)
....................... 27,535 549,599
eGain Corp.
(a)
..................... 18,495 167,010
Elastic NV
(a)
...................... 79,341 4,086,062
EngageSmart, Inc.
(a)
................. 30,470 536,272
Envestnet, Inc.
(a)(b)
.................. 48,715 3,005,716
Everbridge, Inc.
(a)
................... 36,887 1,091,117
Expensify, Inc., Class A
(a)(b)
............ 45,619 402,816
Fair Isaac Corp.
(a)
................... 26,100 15,622,938
Five9, Inc.
(a)
...................... 72,554 4,923,514
ForgeRock, Inc., Class A
(a)
............. 40,177 914,830
Fortinet, Inc.
(a)
..................... 667,686 32,643,169
Freshworks, Inc., Class A
(a)(b)
........... 160,139 2,355,645
Gen Digital, Inc. .................... 608,656 13,043,498
Gitlab, Inc., Class A
(a)(b)
............... 57,628 2,618,616
Greenidge Generation Holdings, Inc.
(a)(b)
... 6,978 2,017
Guidewire Software, Inc.
(a)
............. 86,465 5,409,250
HashiCorp, Inc., Class A
(a)(b)
............ 75,735 2,070,595
HubSpot, Inc.
(a)(b)
................... 50,711 14,662,071
Informatica, Inc., Class A
(a)(b)
........... 41,124 669,910
Instructure Holdings, Inc.
(a)
............ 17,505 410,317
Intapp, Inc.
(a)
...................... 15,489 386,296
Intellicheck, Inc.
(a)(b)
................. 12,407 24,814
InterDigital, Inc. .................... 36,511 1,806,564
Intrusion, Inc.
(a)(b)
................... 218,674 691,010
Intuit, Inc. ........................ 290,956 113,245,894
Inuvo, Inc.
(a)(b)
..................... 19,433 4,304
Issuer Direct Corp.
(a)
................. 318 7,963
Jamf Holding Corp.
(a)(b)
............... 44,488 947,594
Kaspien Holdings, Inc.
(a)
.............. 364 211
KnowBe4, Inc., Class A
(a)
............. 85,979 2,130,560
Latch, Inc.
(a)(b)
..................... 92,138 65,409
LivePerson, Inc.
(a)(b)
................. 58,662 594,833
LiveRamp Holdings, Inc.
(a)
............. 67,947 1,592,678
Manhattan Associates, Inc.
(a)
........... 66,388 8,059,503
Marathon Digital Holdings, Inc.
(a)(b)
....... 93,846 320,953
Marin Software, Inc.
(a)(b)
............... 3,737 3,737
Matterport, Inc., Class A
(a)(b)
............ 187,112 523,914
Microsoft Corp. .................... 7,675,309 1,840,692,604
MicroStrategy, Inc., Class A
(a)(b)
.......... 10,915 1,545,237
Mitek Systems, Inc.
(a)(b)
............... 66,784 647,137
Model N, Inc.
(a)
.................... 34,465 1,397,900
Momentive Global, Inc.
(a)
.............. 123,548 864,836
N-able, Inc.
(a)(b)
.................... 103,024 1,059,087
nCino, Inc.
(a)(b)
..................... 83,419 2,205,598
NCR Corp.
(a)
...................... 137,696 3,223,463
New Relic, Inc.
(a)
................... 57,195 3,228,658
Nutanix, Inc., Class A
(a)
............... 241,024 6,278,675
Oblong, Inc.
(a)
..................... 1,121 134
Olo, Inc., Class A
(a)(b)
................. 137,248 857,800
ON24, Inc.
(a)
...................... 16,402 141,549
OneSpan, Inc.
(a)
.................... 28,969 324,163

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Oracle Corp. ...................... 1,582,254 $ 129,333,442
PagerDuty, Inc.
(a)(b)
.................. 77,770 2,065,571
Palantir Technologies, Inc., Class A
(a)(b)
.... 1,844,881 11,844,136
Palo Alto Networks, Inc.
(a)(b)
............ 307,458 42,902,689
Paycom Software, Inc.
(a)(b)
............. 49,569 15,381,756
Paycor HCM, Inc.
(a)(b)
................ 48,748 1,192,864
Paylocity Holding Corp.
(a)
............. 42,832 8,320,544
Pegasystems, Inc.
(b)
................. 44,075 1,509,128
Phunware, Inc.
(a)(b)
.................. 70,414 54,451
PowerSchool Holdings, Inc., Class A
(a)(b)
... 40,198 927,770
Procore Technologies, Inc.
(a)
........... 67,431 3,181,395
Progress Software Corp. .............. 47,023 2,372,310
PROS Holdings, Inc.
(a)
............... 36,333 881,439
PTC, Inc.
(a)
....................... 111,273 13,357,211
Q2 Holdings, Inc.
(a)
.................. 53,359 1,433,756
Qualtrics International, Inc., Class A
(a)(b)
.... 102,650 1,065,507
Qualys, Inc.
(a)(b)
.................... 36,826 4,132,982
Qumu Corp.
(a)(b)
.................... 9,884 8,833
Rapid7, Inc.
(a)
..................... 55,534 1,887,045
Rekor Systems, Inc.
(a)
................ 56,293 67,552
Rimini Street, Inc.
(a)
................. 181,125 690,086
RingCentral, Inc., Class A
(a)
............ 83,778 2,965,741
Riot Blockchain, Inc.
(a)(b)
.............. 119,161 403,956
Roper Technologies, Inc. .............. 109,386 47,264,597
Salesforce, Inc.
(a)
................... 1,029,613 136,516,388
Samsara, Inc., Class A
(a)(b)
............. 102,324 1,271,887
SeaChange International, Inc.
(a)(b)
........ 33,316 15,695
SecureWorks Corp., Class A
(a)
.......... 9,388 59,989
SEMrush Holdings, Inc., Class A
(a)(b)
...... 68,888 560,748
SentinelOne, Inc., Class A
(a)(b)
.......... 224,182 3,270,815
ServiceNow, Inc.
(a)
.................. 207,405 80,529,139
ShotSpotter, Inc.
(a)(b)
................. 8,215 277,913
Smartsheet, Inc., Class A
(a)(b)
........... 132,109 5,199,810
Smith Micro Software, Inc.
(a)(b)
.......... 16,233 34,089
SolarWinds Corp.
(a)
................. 33,770 316,087
SoundHound AI, Inc., Class A
(a)(b)
........ 282,866 500,673
Splunk, Inc.
(a)
..................... 158,456 13,641,477
Sprinklr, Inc., Class A
(a)(b)
.............. 75,541 617,170
Sprout Social, Inc., Class A
(a)(b)
.......... 45,951 2,594,393
SPS Commerce, Inc.
(a)
............... 36,796 4,725,710
SRAX, Inc., NVS
(a)(b)
................. 10,903 654
SRAX, Inc., Class A
(a)(b)
............... 11,778 18,021
Sumo Logic, Inc.
(a)
.................. 86,685 702,149
Synchronoss Technologies, Inc.
(a)(b)
....... 57,854 35,760
Synopsys, Inc.
(a)
................... 157,647 50,335,111
Telos Corp.
(a)(b)
..................... 61,110 311,050
Tenable Holdings, Inc.
(a)
.............. 115,052 4,389,234
Teradata Corp.
(a)
................... 102,732 3,457,959
Terawulf, Inc.
(a)
.................... 17,528 11,667
Tyler Technologies, Inc.
(a)
............. 43,196 13,926,822
UiPath, Inc., Class A
(a)(b)
.............. 377,606 4,799,372
Unity Software, Inc.
(a)(b)
............... 250,883 7,172,745
Upland Software, Inc.
(a)
............... 23,038 164,261
UserTesting, Inc.
(a)
.................. 44,438 333,729
Varonis Systems, Inc.
(a)
............... 114,814 2,748,647
Verb Technology Co., Inc.
(a)(b)
........... 123,874 20,328
Verint Systems, Inc.
(a)
................ 65,441 2,374,200
Veritone, Inc.
(a)(b)
................... 32,276 171,063
Vertex, Inc., Class A
(a)(b)
............... 30,195 438,129
Viant Technology, Inc., Class A
(a)
......... 17,957 72,187
VirnetX Holding Corp.
(a)(b)
.............. 55,092 71,620
VMware, Inc., Class A
(a)
.............. 213,903 26,258,732
WM Technology, Inc., Class A
(a)(b)
........ 69,487 70,182
Workday, Inc., Class A
(a)
.............. 207,546 34,728,672
Workiva, Inc., Class A
(a)(b)
............. 46,189 3,878,490
Security
Shares
Shares Value
Software (continued)
Xperi, Inc.
(a)(b)
..................... 43,707 $ 376,317
Yext, Inc.
(a)
....................... 116,174 758,616
Zeta Global Holdings Corp., Class A
(a)(b)
.... 104,210 851,396
Zoom Video Communications, Inc., Class A
(a)(b)
227,447 15,407,260
Zscaler, Inc.
(a)(b)
.................... 88,984 9,957,310
Zuora, Inc., Class A
(a)
................ 135,477 861,634
3,293,928,290
Specialty Retail — 2.4%
Aaron's Co., Inc. (The) ............... 35,366 422,624
Abercrombie & Fitch Co., Class A
(a)(b)
...... 62,825 1,439,321
Academy Sports & Outdoors, Inc. ........ 82,169 4,317,159
Advance Auto Parts, Inc. .............. 60,953 8,961,920
American Eagle Outfitters, Inc. .......... 179,122 2,500,543
America's Car-Mart, Inc.
(a)(b)
............ 9,875 713,568
Arko Corp.
(b)
...................... 86,820 751,861
Asbury Automotive Group, Inc.
(a)(b)
........ 24,812 4,447,551
AutoNation, Inc.
(a)(b)
................. 36,440 3,910,012
AutoZone, Inc.
(a)
................... 19,532 48,169,428
Barnes & Noble Education, Inc.
(a)(b)
....... 38,432 67,256
Bath & Body Works, Inc. .............. 232,581 9,800,963
Bed Bath & Beyond, Inc.
(a)(b)
............ 96,176 241,402
Best Buy Co., Inc. .................. 207,207 16,620,073
Big 5 Sporting Goods Corp.
(b)
........... 16,779 148,159
Boot Barn Holdings, Inc.
(a)
............. 35,986 2,249,845
Buckle, Inc. (The) .................. 26,280 1,191,798
Build-A-Bear Workshop, Inc.
(a)
.......... 13,141 313,281
Burlington Stores, Inc.
(a)(b)
............. 66,454 13,474,213
Caleres, Inc.
(b)
..................... 47,216 1,051,972
Camping World Holdings, Inc., Class A
(b)
... 40,073 894,429
CarMax, Inc.
(a)(b)
.................... 167,114 10,175,571
Carvana Co., Class A
(a)(b)
.............. 112,852 534,918
Cato Corp. (The), Class A ............. 37,272 347,748
Chico's FAS, Inc.
(a)
.................. 134,907 663,742
Children's Place, Inc. (The)
(a)(b)
.......... 18,802 684,769
Conn's, Inc.
(a)(b)
.................... 27,536 189,448
Designer Brands, Inc., Class A
(b)
......... 71,529 699,554
Destination XL Group, Inc.
(a)
........... 55,615 375,401
Dick's Sporting Goods, Inc. ............ 57,232 6,884,437
EVgo, Inc., Class A
(a)(b)
............... 87,391 390,638
Five Below, Inc.
(a)(b)
.................. 56,141 9,929,659
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 108,613 7,562,723
Foot Locker, Inc. ................... 81,171 3,067,452
GameStop Corp., Class A
(a)(b)
........... 254,111 4,690,889
Gap, Inc. (The) .................... 223,100 2,516,568
Genesco, Inc.
(a)
.................... 12,689 583,948
Group 1 Automotive, Inc.
(b)
............. 15,051 2,714,749
GrowGeneration Corp.
(a)(b)
............. 65,237 255,729
Guess?, Inc.
(b)
..................... 48,466 1,002,762
Haverty Furniture Cos., Inc. ............ 16,929 506,177
Hibbett, Inc. ...................... 10,603 723,337
Home Depot, Inc. (The) .............. 1,054,078 332,941,077
Kirkland's, Inc.
(a)(b)
.................. 17,828 58,832
Lazydays Holdings, Inc.
(a)(b)
............ 3,257 38,889
Leslie's, Inc.
(a)
..................... 152,485 1,861,842
Lithia Motors, Inc., Class A
(b)
........... 29,934 6,128,687
Lowe's Cos., Inc. ................... 639,204 127,355,005
MarineMax, Inc.
(a)
................... 19,673 614,191
Monro, Inc. ....................... 36,157 1,634,296
Murphy USA, Inc. .................. 21,764 6,083,909
National Vision Holdings, Inc.
(a)(b)
........ 82,942 3,214,832
ODP Corp. (The)
(a)
.................. 41,616 1,895,193
OneWater Marine, Inc., Class A
(a)
........ 19,855 567,853
O'Reilly Automotive, Inc.
(a)
............. 64,434 54,384,229
Party City Holdco, Inc.
(a)(b)
............. 612 224

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Penske Automotive Group, Inc.
(b)
........ 27,453 $ 3,155,173
Petco Health & Wellness Co., Inc.
(a)(b)
..... 90,881 861,552
Rent-A-Center, Inc. ................. 54,225 1,222,774
RH
(a)(b)
.......................... 19,774 5,283,415
Ross Stores, Inc. ................... 357,388 41,482,025
Sally Beauty Holdings, Inc.
(a)
........... 109,974 1,376,874
Shift Technologies, Inc., Class A
(a)(b)
....... 176,286 26,249
Shoe Carnival, Inc. .................. 17,930 428,706
Signet Jewelers Ltd.
(b)
................ 47,657 3,240,676
Sleep Number Corp.
(a)
............... 25,010 649,760
Sonic Automotive, Inc., Class A ......... 17,258 850,302
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 39,764 374,179
TJX Cos., Inc. (The) ................. 1,195,559 95,166,496
Tractor Supply Co. .................. 113,892 25,622,283
TravelCenters of America, Inc.
(a)
......... 12,864 576,050
Ulta Beauty, Inc.
(a)
.................. 53,520 25,104,626
Urban Outfitters, Inc.
(a)
............... 63,101 1,504,959
Victoria's Secret & Co.
(a)(b)
............. 87,721 3,138,657
Volta, Inc., Class A
(a)(b)
................ 162,790 57,856
Vroom, Inc.
(a)(b)
..................... 612 624
Warby Parker, Inc., Class A
(a)(b)
.......... 50,046 675,121
Williams-Sonoma, Inc.
(b)
.............. 69,811 8,022,680
Winmark Corp. .................... 3,469 818,094
Xcel Brands, Inc.
(a)
.................. 315 221
Zumiez, Inc.
(a)
..................... 28,168 612,372
933,218,380
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. ....................... 15,397,626 2,000,613,546
Avid Technology, Inc.
(a)(b)
.............. 40,004 1,063,706
Corsair Gaming, Inc.
(a)(b)
.............. 45,103 612,048
Dell Technologies, Inc., Class C ......... 275,163 11,067,056
Eastman Kodak Co.
(a)(b)
............... 56,084 171,056
Hewlett Packard Enterprise Co. ......... 1,324,766 21,143,265
HP, Inc. ......................... 911,738 24,498,400
Immersion Corp.
(a)
.................. 30,463 214,155
Intevac, Inc.
(a)
..................... 19,232 124,431
IonQ, Inc.
(a)(b)
...................... 121,592 419,492
NetApp, Inc. ...................... 223,846 13,444,191
One Stop Systems, Inc.
(a)
............. 10,166 30,600
Pure Storage, Inc., Class A
(a)(b)
.......... 289,397 7,744,264
Quantum Corp.
(a)
................... 114,950 125,296
Seagate Technology Holdings plc ........ 197,769 10,404,627
Super Micro Computer, Inc.
(a)
........... 47,242 3,878,568
TransAct Technologies, Inc.
(a)
........... 9,114 56,689
Turtle Beach Corp.
(a)(b)
................ 30,486 218,585
Western Digital Corp.
(a)
............... 326,456 10,299,687
Xerox Holdings Corp. ................ 120,524 1,759,650
2,107,889,312
Textiles, Apparel & Luxury Goods — 0.7%
Allbirds, Inc., Class A
(a)(b)
.............. 162,649 393,611
Capri Holdings Ltd.
(a)
................ 132,633 7,602,524
Carter's, Inc. ...................... 40,636 3,031,852
Columbia Sportswear Co. ............. 37,825 3,312,713
Crocs, Inc.
(a)(b)
..................... 63,668 6,903,521
Culp, Inc. ........................ 13 60
Deckers Outdoor Corp.
(a)
.............. 27,257 10,879,904
G-III Apparel Group Ltd.
(a)
............. 37,649 516,168
Hanesbrands, Inc. .................. 370,888 2,358,848
Jerash Holdings US, Inc. .............. 1,955 7,585
Kontoor Brands, Inc. ................. 47,247 1,889,408
Levi Strauss & Co., Class A
(b)
........... 99,567 1,545,280
Lululemon Athletica, Inc.
(a)
............. 119,906 38,415,484
Movado Group, Inc. ................. 11,916 384,291
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B ................. 1,294,753 $ 151,499,049
Oxford Industries, Inc. ............... 17,858 1,664,008
PLBY Group, Inc.
(a)(b)
................ 24,284 66,781
PVH Corp. ....................... 63,387 4,474,488
Ralph Lauren Corp., Class A ........... 42,352 4,475,336
Skechers USA, Inc., Class A
(a)
.......... 140,592 5,897,834
Steven Madden Ltd. ................. 83,313 2,662,683
Tapestry, Inc. ...................... 254,504 9,691,512
Under Armour, Inc., Class A
(a)
........... 194,478 1,975,896
Under Armour, Inc., Class C, NVS
(a)
...... 201,206 1,794,758
VF Corp. ........................ 331,285 9,146,779
Vince Holding Corp.
(a)(b)
............... 896 7,016
Wolverine World Wide, Inc. ............ 84,768 926,514
271,523,903
Thrifts & Mortgage Finance — 0.1%
1895 Bancorp of Wisconsin, Inc.
(a)
....... 2,115 21,235
Axos Financial, Inc.
(a)
................ 54,387 2,078,671
Bridgewater Bancshares, Inc.
(a)(b)
........ 21,284 377,578
Broadway Financial Corp.
(a)(b)
........... 16,247 16,410
Capitol Federal Financial, Inc. .......... 134,257 1,161,323
CF Bankshares, Inc.
(b)
................ 1,726 36,557
Columbia Financial, Inc.
(a)(b)
............ 33,993 734,929
Enact Holdings, Inc. ................. 29,986 723,262
Essent Group Ltd. .................. 110,845 4,309,654
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 9,282 1,046,174
First Seacoast Bancorp
(a)(b)
............ 2,148 20,599
Greene County Bancorp, Inc.
(b)
.......... 14,652 841,318
Hingham Institution for Savings (The) ..... 1,507 415,872
HMN Financial, Inc.
(b)
................ 848 18,062
Home Federal Bancorp, Inc. of Louisiana ... 506 9,027
HV Bancorp, Inc.
(a)
.................. 1,371 38,991
IF Bancorp, Inc. .................... 697 12,009
Impac Mortgage Holdings, Inc.
(a)(b)
........ 9,056 1,545
Income Opportunity Realty Investors, Inc.
(a)
. 108 1,297
Kearny Financial Corp. ............... 69,843 708,906
Kentucky First Federal Bancorp ......... 844 5,722
Lake Shore Bancorp, Inc. ............. 652 7,873
Magyar Bancorp, Inc. ................ 871 11,166
Merchants Bancorp ................. 31,195 758,662
MGIC Investment Corp. .............. 300,441 3,905,733
Mid-Southern Bancorp, Inc. ............ 2,439 31,756
Mr Cooper Group, Inc.
(a)
.............. 72,727 2,918,535
New York Community Bancorp, Inc. ...... 701,417 6,032,186
NMI Holdings, Inc., Class A
(a)
........... 81,453 1,702,368
Northeast Community Bancorp, Inc., NVS
(b)
. 64,726 965,712
Northfield Bancorp, Inc. .............. 34,171 537,510
Oconee Federal Financial Corp. ......... 212 5,258
PennyMac Financial Services, Inc. ....... 29,726 1,684,275
Ponce Financial Group, Inc.
(a)(b)
......... 81,195 756,737
Provident Financial Services, Inc. ........ 61,828 1,320,646
Radian Group, Inc. .................. 168,782 3,218,673
Rocket Cos., Inc., Class A
(b)
............ 150,332 1,052,324
Southern Missouri Bancorp, Inc. ......... 8,481 388,684
Sterling Bancorp, Inc.
(a)(b)
.............. 62,257 379,145
Territorial Bancorp, Inc. ............... 17,520 420,655
TFS Financial Corp. ................. 64,942 935,814
UWM Holdings Corp., Class A
(b)
......... 94,035 311,256
Velocity Financial, Inc.
(a)
.............. 73,358 707,905
Walker & Dunlop, Inc. ................ 31,626 2,482,009
Waterstone Financial, Inc. ............. 27,528 474,583
WSFS Financial Corp.
(b)
.............. 60,818 2,757,488
46,346,094

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Tobacco — 0.6%
22nd Century Group, Inc.
(a)(b)
........... 152,359 $ 140,247
Altria Group, Inc. ................... 1,845,407 84,353,554
Philip Morris International, Inc. .......... 1,596,145 161,545,835
Turning Point Brands, Inc. ............. 12,286 265,746
Universal Corp. .................... 25,366 1,339,579
Vector Group Ltd. .................. 127,404 1,511,011
249,155,972
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A .............. 110,457 4,243,758
Applied Industrial Technologies, Inc. ...... 39,686 5,001,627
Beacon Roofing Supply, Inc.
(a)
.......... 52,344 2,763,240
BlueLinx Holdings, Inc.
(a)
.............. 8,945 636,079
Boise Cascade Co. ................. 37,205 2,554,867
Core & Main, Inc., Class A
(a)(b)
.......... 68,879 1,330,054
Custom Truck One Source, Inc.
(a)(b)
....... 100,714 636,513
Distribution Solutions Group, Inc.
(a)
....... 22,797 840,297
DXP Enterprises, Inc.
(a)
............... 10,895 300,157
Fastenal Co. ...................... 589,819 27,910,235
Ferguson plc ...................... 213,472 27,104,540
FTAI Aviation Ltd. ................... 101,703 1,741,155
GATX Corp. ...................... 37,109 3,946,171
Global Industrial Co. ................. 12,355 290,713
GMS, Inc.
(a)
....................... 46,218 2,301,656
H&E Equipment Services, Inc.
(b)
......... 34,737 1,577,060
Herc Holdings, Inc. .................. 25,630 3,372,139
Hudson Technologies, Inc.
(a)(b)
.......... 27,917 282,520
India Globalization Capital, Inc.
(a)
........ 37,978 12,081
McGrath RentCorp .................. 28,268 2,791,182
MRC Global, Inc.
(a)
.................. 85,553 990,704
MSC Industrial Direct Co., Inc., Class A .... 46,635 3,810,080
NOW, Inc.
(a)
...................... 110,376 1,401,775
Rush Enterprises, Inc., Class A ......... 40,458 2,115,144
Rush Enterprises, Inc., Class B ......... 14,929 840,055
SiteOne Landscape Supply, Inc.
(a)(b)
....... 46,526 5,458,430
Titan Machinery, Inc.
(a)
............... 18,330 728,251
Transcat, Inc.
(a)
.................... 8,982 636,554
Triton International Ltd. ............... 63,912 4,395,867
United Rentals, Inc.
(a)(b)
............... 71,391 25,373,789
Univar Solutions, Inc.
(a)
............... 168,100 5,345,580
Veritiv Corp.
(b)
..................... 15,173 1,846,706
Watsco, Inc.
(b)
..................... 34,620 8,634,228
WESCO International, Inc.
(a)
........... 48,513 6,073,828
Willis Lease Finance Corp.
(a)(b)
.......... 8,486 500,759
WW Grainger, Inc. .................. 46,303 25,756,044
183,543,838
Water Utilities — 0.1%
American States Water Co. ............ 37,896 3,507,275
American Water Works Co., Inc. ......... 187,202 28,533,329
Artesian Resources Corp., Class A, NVS ... 8,776 514,098
Cadiz, Inc.
(a)(b)
..................... 31,059 77,647
California Water Service Group ......... 53,330 3,233,931
Essential Utilities, Inc. ................ 245,748 11,729,552
Middlesex Water Co. ................ 16,133 1,269,183
Pure Cycle Corp.
(a)
.................. 19,062 199,770
SJW Group ....................... 25,194 2,045,501
York Water Co. (The) ................ 16,612 747,208
51,857,494
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 59,343 875,903
Shenandoah Telecommunications Co.
(b)
.... 48,822 775,293
Spok Holdings, Inc. ................. 24,455 200,286
Telephone and Data Systems, Inc. ....... 108,877 1,142,120
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc.
(a)
.................. 614,950 $ 86,093,000
89,086,602
Total Common Stocks — 99.7%
(Cost: $35,228,665,628) ........................... 39,064,539,367
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 4,142 10,517
Contra Miragen Therape, CVR
(d)
......... 119 —
Contran Corp., CVR
(b)
................ 97 3
Disc Medicine, Inc., CVR
(d)
............ 47,740 1
F-star Therapeutics, Inc., CVR
(d)
......... 11,084 3,768
Oncternal Therapeutics, Inc., CVR
(b)(d)
..... 722 740
Progenics Pharmaceuticals, Inc., CVR
(b)(d)
.. 10,240 —
Qualigen Therapeutics, Inc., CVR
(b)(d)
..... 14,465 978
16,007
Chemicals — 0.0%
(a)
CVR Partners LP, CVR
(d)
.............. 11,084 4,434
Ikonics Corp., CVR ................. 237 924
5,358
Communication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 2,058 —
Diversified Consumer Services — 0.0%
Contra A/S, CVR
(a)(d)
................. 23,161 2,084
Diversified Financial Services — 0.0%
Contra Costa County Board of Education,
CVR
(a)(d)
....................... 266 37
Pharmaceuticals — 0.0%
Seelos Therapeutics, Inc., CVR
(a)(d)
....... 43 23
Textiles, Apparel & Luxury Goods — 0.0%
PLBY Group, Inc.(Expires 01/17/23, Strike
Price USD 3.50)
(a)(b)
............... 23,984 —
Total Rights — 0.0%
(Cost: $4,543) ................................. 23,509
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21, 1 share for 1 warrant,
Expires 01/20/25, Strike Price USD 15.17)
(a)
(b)(d)
.......................... 19,965 —
Total Warrants — 0.0%
(Cost: $—) .................................... —
Total Long-Term Investments — 99.7%
(Cost: $35,228,670,171) ........................... 39,064,562,876

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(g)
............ 1,274,668,898 $ 1,275,051,299
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 71,614,677 71,614,677
Total Short-Term Securities — 3.4%
(Cost: $1,346,047,256) ........................... 1,346,665,976
Total Investments — 103.1%
(Cost: $36,574,717,427 ) ........................... 40,411,228,852
Liabilities in Excess of Other Assets — (3.1)% ............ (1,232,239,139)
Net Assets — 100.0% ..............................
$ 39,178,989,713
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 780,950,442 $ 493,586,193
(a)
$ — $ 3,615 $ 511,049 $ 1,275,051,299 1,274,668,898 $ 5,109,175
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 77,230,000 — (5,615,323)
(a)
— — 71,614,677 71,614,677 1,200,617 26
BlackRock, Inc. ............ 105,831,432 24,992,944 (14,572,690) 5,191,824 (11,489,645) 109,953,865 155,164 2,139,998 —
$ 5,195,439 $ (10,978,596) $ 1,456,619,841 $ 8,449,790 $ 26
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 508 03/17/23 $ 98,069 $ (2,126,348)
S&P Mid 400 E-Mini Index .................................................... 38 03/17/23 9,282 (156,460)
$ (2,282,808)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Core S&P Total U.S. Stock Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 39,064,441,537 $ 654 $ 97,176 $ 39,064,539,367
Rights ................................................ — 927 22,582 23,509
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,346,665,976 — — 1,346,665,976
$ 40,411,107,513 $ 1,581 $ 119,758 $ 40,411,228,852
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (2,282,808) $ — $ — $ (2,282,808)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's